UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04550

The MainStay Funds

(Exact name of registrant as specified in charter)

             51 Madison Avenue, New York, New York 10010

(Address of principal executive offices)                     (Zip Code)

J. Kevin Gao, Esq., 169 Lackawanna Avenue, Parsippany, NJ 07054

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-624-6782

Date of fiscal year end: October 31

Date of reporting period: January 31, 2016

Item 1. Schedule of Investments.

The schedule of investments for the period ended January 31, 2016 is filed herewith.

MainStay Common Stock Fund

Portfolio of Investments January 31, 2016 (Unaudited)

		Shares	Value
	Common Stocks 98.4% †
	Aerospace & Defense 2.8%
	Boeing Co. (The)	15,557	$1,868,863
	Huntington Ingalls Industries, Inc.	9,072	1,160,127
	L-3 Communications Holdings, Inc.	11,395	1,331,392
	Orbital ATK, Inc.	8,796	793,663
			5,154,045
	Airlines 3.3%
	Alaska Air Group, Inc.	12,624	888,730
	American Airlines Group, Inc.	4,276	166,721
	Delta Air Lines, Inc.	33,083	1,465,246
	JetBlue Airways Corp. (a)	52,826	1,125,722
	Southwest Airlines Co.	35,902	1,350,633
	United Continental Holdings, Inc. (a)	21,739	1,049,559
			6,046,611
	Auto Components 0.7%
	Goodyear Tire & Rubber Co. (The)	42,552	1,208,902

	Automobiles 0.2%
	Ford Motor Co.	31,259	373,233

	Banks 5.3%
	Bank of America Corp.	171,789	2,429,096
	Citigroup, Inc.	42,098	1,792,533
¤	JPMorgan Chase & Co.	57,652	3,430,294
	PNC Financial Services Group, Inc.	289	25,042
	U.S. Bancorp	5,725	229,344
	Wells Fargo & Co.	37,339	1,875,538
			9,781,847
	Beverages 2.9%
	Coca-Cola Co. (The)	29,567	1,269,016
	Coca-Cola Enterprises, Inc.	27,769	1,289,037
	Dr. Pepper Snapple Group, Inc.	366	34,345
¤	PepsiCo., Inc.	28,251	2,805,324
			5,397,722
	Biotechnology 2.6%
	AbbVie, Inc.	15,650	859,185
	Amgen, Inc.	8,776	1,340,358
	Baxalta, Inc.	5,868	234,779
	Gilead Sciences, Inc.	28,404	2,357,532
			4,791,854
	Capital Markets 1.4%
	Affiliated Managers Group, Inc. (a)	1,772	237,785
	Ameriprise Financial, Inc.	3,470	314,555
	Bank of New York Mellon Corp. (The)	42,193	1,528,230
	Legg Mason, Inc.	14,182	434,253
	State Street Corp.	2,734	152,366
			2,667,189
	Chemicals 1.6%
	Dow Chemical Co. (The)	37,317	1,567,314
	LyondellBasell Industries N.V. Class A	18,832	1,468,331
			3,035,645
	Commercial Services & Supplies 0.9%
	ADT Corp. (The)	22,569	667,591
	Pitney Bowes, Inc.	27,274	534,025
	Waste Management, Inc.	8,339	441,550
			1,643,166
	Communications Equipment 0.9%
	Cisco Systems, Inc.	23,577	560,897
	F5 Networks, Inc. (a)	144	13,504
	Juniper Networks, Inc.	48,144	1,136,199
			1,710,600
	Construction & Engineering 0.1%
	Quanta Services, Inc. (a)	12,441	232,647

	Consumer Finance 0.2%
	American Express Co.	3,005	160,768
	Synchrony Financial (a)	8,988	255,439
			416,207
	Containers & Packaging 0.4%
	Sealed Air Corp.	15,962	646,940

	Diversified Consumer Services 0.3%
	H&R Block, Inc.	17,065	581,063

	Diversified Financial Services 1.5%
	Berkshire Hathaway, Inc. Class B (a)	10,858	1,409,043
	Intercontinental Exchange, Inc.	620	163,556
	Nasdaq, Inc.	20,424	1,266,288
			2,838,887
	Diversified Telecommunication Services 2.9%
	AT&T, Inc.	46,213	1,666,441
	CenturyLink, Inc.	10,589	269,172
¤	Verizon Communications, Inc.	70,328	3,514,290
			5,449,903
	Electric Utilities 1.1%
	Edison International	4,214	260,425
	Entergy Corp.	6,687	471,969
	Exelon Corp.	42,393	1,253,561
			1,985,955
	Electronic Equipment, Instruments & Components 1.2%
	Ingram Micro, Inc. Class A	41,679	1,175,348
	Jabil Circuit, Inc.	47,818	952,056
			2,127,404
	Food & Staples Retailing 2.0%
	Kroger Co. (The)	41,357	1,605,065
	Wal-Mart Stores, Inc.	32,446	2,153,117
			3,758,182
	Food Products 1.9%
	ConAgra Foods, Inc.	1,174	48,885
	Flowers Foods, Inc.	11,600	238,264
	Hormel Foods Corp.	1,925	154,789
	Ingredion, Inc.	4,510	454,247
	Post Holdings, Inc. (a)	20,108	1,176,318
	Tyson Foods, Inc. Class A	26,404	1,408,918
			3,481,421
	Health Care Equipment & Supplies 1.1%
	Baxter International, Inc.	5,905	216,123
	C.R. Bard, Inc.	6,202	1,136,640
	Hologic, Inc. (a)	1,521	51,623
	St. Jude Medical, Inc.	13,143	694,739
			2,099,125
	Health Care Providers & Services 5.1%
	Aetna, Inc.	5,045	513,783
	AmerisourceBergen Corp.	14,810	1,326,384
	Amsurg Corp. (a)	7,158	523,894
	Anthem, Inc.	9,595	1,252,052
	Cardinal Health, Inc.	17,966	1,461,893
	Centene Corp. (a)	348	21,597
	Express Scripts Holding Co. (a)	8,683	624,047
	HCA Holdings, Inc. (a)	419	29,154
	McKesson Corp.	9,254	1,489,709
	UnitedHealth Group, Inc.	17,034	1,961,635
	WellCare Health Plans, Inc. (a)	3,027	229,991
			9,434,139
	Hotels, Restaurants & Leisure 1.8%
	Brinker International, Inc.	12,686	631,002
	Carnival Corp.	28,040	1,349,565
	McDonald's Corp.	2,476	306,479
	Starbucks Corp.	16,031	974,204
			3,261,250
	Household Durables 0.6%
	Leggett & Platt, Inc.	28,184	1,169,918

	Household Products 1.3%
	Procter & Gamble Co. (The)	28,522	2,329,962

	Industrial Conglomerates 1.9%
	3M Co.	3,310	499,810
¤	General Electric Co.	101,896	2,965,174
			3,464,984
	Insurance 4.9%
	Aflac, Inc.	150	8,694
	Allstate Corp. (The)	24,195	1,466,217
	American International Group, Inc.	29,726	1,678,924
	Hartford Financial Services Group, Inc. (The)	33,690	1,353,664
	Lincoln National Corp.	20,959	827,042
	MetLife, Inc.	20,107	897,778
	Progressive Corp. (The)	18,881	590,031
	Prudential Financial, Inc.	9,384	657,631
	Travelers Cos., Inc. (The)	13,682	1,464,521
	XL Group PLC	4,452	161,430
			9,105,932
	Internet & Catalog Retail 3.3%
¤	Amazon.com, Inc. (a)	6,103	3,582,461
	Expedia, Inc.	11,674	1,179,541
	Netflix, Inc. (a)	4,606	423,015
	Priceline Group, Inc. (The) (a)	808	860,496
			6,045,513
	Internet Software & Services 5.0%
	Akamai Technologies, Inc. (a)	5,215	237,908
¤	Alphabet, Inc.
	Class A (a)	3,191	2,429,468
	Class C (a)	3,201	2,378,183
	eBay, Inc. (a)	12,014	281,849
	Facebook, Inc. Class A (a)	24,472	2,746,003
	VeriSign, Inc. (a)	15,860	1,199,016
			9,272,427
	IT Services 4.5%
	CoreLogic, Inc. (a)	14,449	515,829
	Global Payments, Inc.	16,914	997,080
	International Business Machines Corp.	9,685	1,208,591
	Leidos Holdings, Inc.	17,479	806,131
	MasterCard, Inc. Class A	10,728	955,114
	PayPal Holdings, Inc. (a)	12,015	434,222
	Teradata Corp. (a)	25,062	610,009
	Visa, Inc. Class A	21,044	1,567,568
	Western Union Co. (The)	33,621	599,799
	Xerox Corp.	73,781	719,365
			8,413,708
	Leisure Products 0.0%‡
	Brunswick Corp.	1,325	52,801

	Life Sciences Tools & Services 0.5%
	Charles River Laboratories International, Inc. (a)	13,091	971,745

	Machinery 0.5%
	Dover Corp.	565	33,024
	Trinity Industries, Inc.	42,329	906,687
			939,711
	Media 3.1%
	Cablevision Systems Corp. Class A	41,699	1,330,615
	Comcast Corp. Class A	40,990	2,283,553
	Interpublic Group of Cos., Inc. (The)	9,515	213,517
	News Corp. Class A	94,467	1,225,237
	Scripps Networks Interactive, Inc. Class A	4,956	302,167
	Walt Disney Co. (The)	4,754	455,528
			5,810,617
	Metals & Mining 0.3%
	Newmont Mining Corp.	23,728	473,611

	Multi-Utilities 0.2%
	Ameren Corp.	4,861	218,356
	CenterPoint Energy, Inc.	254	4,539
	CMS Energy Corp.	215	8,359
	Consolidated Edison, Inc.	102	7,078
	Public Service Enterprise Group, Inc.	5,100	210,630
			448,962
	Multiline Retail 0.5%
	Target Corp.	13,310	963,910

	Oil, Gas & Consumable Fuels 5.2%
	Chevron Corp.	26,098	2,256,694
	ConocoPhillips	583	22,784
¤	Exxon Mobil Corp.	46,344	3,607,880
	Marathon Petroleum Corp.	27,490	1,148,807
	Tesoro Corp.	12,054	1,051,711
	Valero Energy Corp.	23,410	1,588,837
			9,676,713
	Pharmaceuticals 4.7%
	Allergan PLC (a)	2,656	755,446
	Bristol-Myers Squibb Co.	9,550	593,628
	Eli Lilly & Co.	3,808	301,213
¤	Johnson & Johnson	35,519	3,709,604
	Merck & Co., Inc.	20,671	1,047,400
	Pfizer, Inc.	75,028	2,287,604
			8,694,895
	Professional Services 0.2%
	Robert Half International, Inc.	8,133	355,981

	Real Estate Investment Trusts 0.7%
	Crown Castle International Corp.	215	18,533
	Host Hotels & Resorts, Inc.	22,461	311,085
	Public Storage	842	213,498
	Simon Property Group, Inc.	2,141	398,826
	Ventas, Inc.	1,935	107,044
	Weyerhaeuser Co.	12,463	319,177
			1,368,163
	Semiconductors & Semiconductor Equipment 2.9%
	First Solar, Inc. (a)	8,556	587,455
	Intel Corp.	88,813	2,754,979
	Micron Technology, Inc. (a)	51,720	570,472
	NVIDIA Corp.	25,436	745,020
	Teradyne, Inc.	28,706	557,758
	Texas Instruments, Inc.	3,568	188,854
			5,404,538
	Software 5.0%
	Activision Blizzard, Inc.	38,513	1,341,023
	Cadence Design Systems, Inc. (a)	5,860	114,621
	Citrix Systems, Inc. (a)	18,792	1,324,084
	Intuit, Inc.	9,274	885,760
¤	Microsoft Corp.	98,834	5,444,765
	Oracle Corp.	6,377	231,549
			9,341,802
	Specialty Retail 3.3%
	AutoZone, Inc. (a)	165	126,619
	Best Buy Co., Inc.	24,210	676,185
	GameStop Corp. Class A	9,569	250,804
	Home Depot, Inc. (The)	21,041	2,646,116
	Lowe's Cos., Inc.	26,546	1,902,287
	Signet Jewelers, Ltd.	856	99,296
	Staples, Inc.	6,913	61,664
	TJX Cos., Inc. (The)	567	40,393
	Urban Outfitters, Inc. (a)	11,589	265,156
			6,068,520
	Technology Hardware, Storage & Peripherals 3.8%
¤	Apple, Inc.	67,521	6,572,494
	Hewlett Packard Enterprise Co.	19,469	267,894
	HP, Inc.	19,533	189,665
			7,030,053
	Textiles, Apparel & Luxury Goods 1.1%
	Coach, Inc.	22,124	819,694
	Michael Kors Holdings, Ltd. (a)	1,063	42,414
	NIKE, Inc. Class B	14,610	905,966
	Ralph Lauren Corp.	637	71,662
	Under Armour, Inc. Class A (a)	1,944	166,076
			2,005,812
	Tobacco 2.2%
	Altria Group, Inc.	38,775	2,369,540
	Philip Morris International, Inc.	19,759	1,778,508
			4,148,048
	Trading Companies & Distributors 0.5%
	United Rentals, Inc. (a)	17,854	855,385

	Total Common Stocks (Cost $182,995,930)		182,537,648
	Exchange-Traded Fund 1.5% (b)
	S&P 500 Index - SPDR Trust Series 1	14,120	2,737,444

	Total Exchange-Traded Fund (Cost $2,865,917)		2,737,444

	Principal Amount
Short-Term Investment 0.1%
Repurchase Agreement 0.1%
Fixed Income Clearing Corp. 0.03%, dated 1/29/16 due 2/1/16 Proceeds at Maturity $149,572 (Collateralized by a United States Treasury Note with a rate of 1.625% and a maturity date of 3/31/19, with a Principal Amount of $150,000 and a Market Value of $153,489)	$149,572	149,572
Total Short-Term Investment (Cost $149,572)		149,572
Total Investments (Cost $186,011,419) (c)	100.0%	185,424,664
Other Assets, Less Liabilities	0.0 ‡	23,846
Net Assets	100.0%	$185,448,510

¤	Among the Fund's 10 largest holdings or issuers, as of January 31, 2016, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Exchange-Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(c)	As of January 31, 2016, cost was $187,045,847 for federal income tax purposes and net unrealized depreciation was as follows:
Gross unrealized appreciation	$10,480,786
Gross unrealized depreciation	(12,101,969)
Net unrealized depreciation	$(1,621,183)

The following abbreviation is used in the preceding pages:
SPDR	—Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2016, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$182,537,648	$—	$—	$182,537,648
Exchange-Traded Fund	2,737,444	—	—	2,737,444
Short-Term Investment
Repurchase Agreement	—	149,572	—	149,572
Total Investments in Securities	$185,275,092	$149,572	$—	$185,424,664

(a)     For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2016, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2016, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Convertible Fund

Portfolio of Investments January 31, 2016 (Unaudited)

		Principal Amount	Value
	Convertible Securities 91.6%†
	Convertible Bonds 79.2%
	Auto Manufacturers 1.9%
	Fiat Chrysler Automobiles N.V. 7.875%, due 12/15/16	$7,307,800	$4,699,829
	Wabash National Corp. 3.375%, due 5/1/18	8,792,000	10,237,185
			14,937,014
	Biotechnology 6.8%
¤	BioMarin Pharmaceutical, Inc. 0.75%, due 10/15/18	15,698,000	16,993,085
	Gilead Sciences, Inc. 1.625%, due 5/1/16	3,638,000	13,412,869
	Illumina, Inc.
	(zero coupon), due 6/15/19	4,300,000	4,445,125
	0.50%, due 6/15/21	6,977,000	7,631,094
	Ionis Pharmaceuticals, Inc. 1.00%, due 11/15/21	4,375,000	3,904,688
	Medicines Co. (The) 1.375%, due 6/1/17	4,252,000	5,713,625
			52,100,486
	Commercial Services 5.2%
	Carriage Services, Inc. 2.75%, due 3/15/21	6,573,000	7,349,436
	Live Nation Entertainment, Inc. 2.50%, due 5/15/19	15,125,000	15,011,562
¤	Macquarie Infrastructure Corp. 2.875%, due 7/15/19	15,982,000	17,490,301
			39,851,299
	Computers 1.6%
	SanDisk Corp. 0.50%, due 10/15/20	11,688,000	12,067,860

	Finance - Leasing Companies 2.4%
¤	Air Lease Corp. 3.875%, due 12/1/18	15,781,000	18,444,044

	Health Care - Products 7.4%
¤	Danaher Corp. (zero coupon), due 1/22/21	8,558,000	21,539,416
	Hologic, Inc. 2.00%, due 3/1/42 (a)	7,990,000	9,827,700
	Insulet Corp. 2.00%, due 6/15/19	3,113,000	3,056,577
¤	Teleflex, Inc. 3.875%, due 8/1/17	8,849,000	19,550,760
	Wright Medical Group, Inc. 2.00%, due 2/15/20 (b)	3,230,000	3,074,556
			57,049,009
	Health Care - Services 2.8%
	Anthem, Inc. 2.75%, due 10/15/42	7,160,000	12,843,250
	Molina Healthcare, Inc. 1.625%, due 8/15/44	7,198,000	8,273,201
			21,116,451
	Home Builders 0.9%
	Lennar Corp. 3.25%, due 11/15/21 (b)	3,785,000	6,843,753

	Household Products & Wares 3.5%
¤	Jarden Corp. 1.875%, due 9/15/18	15,969,000	27,067,455

	Insurance 2.2%
	MGIC Investment Corp.
	2.00%, due 4/1/20	2,918,000	3,280,926
	5.00%, due 5/1/17	8,458,000	8,785,748
	Radian Group, Inc. 2.25%, due 3/1/19	4,321,000	4,709,890
			16,776,564
	Internet 4.2%
¤	Priceline Group, Inc. (The)
	0.35%, due 6/15/20	7,782,000	8,623,429
	1.00%, due 3/15/18	12,338,000	15,684,682
	Twitter, Inc. 0.25%, due 9/15/19	9,161,000	7,878,460
			32,186,571
	Machinery - Diversified 1.2%
	Chart Industries, Inc. 2.00%, due 8/1/18	11,153,000	9,215,166

	Media 0.8%
	Liberty Interactive LLC 3.50%, due 1/15/31	425,000	215,156
	Liberty Media Corp. 1.375%, due 10/15/23	5,925,000	5,621,344
			5,836,500
	Oil & Gas 1.5%
	Whiting Petroleum Corp. 1.25%, due 4/1/20 (b)	21,588,000	11,805,937

	Oil & Gas Services 4.3%
	Helix Energy Solutions Group, Inc. 3.25%, due 3/15/32	11,830,000	8,103,550
¤	JPMorgan Chase & Co. (Convertible into Schlumberger, Ltd.) (zero coupon), due 5/3/17 (b)(c)	14,750,000	19,297,425
	Newpark Resources, Inc. 4.00%, due 10/1/17	3,673,000	3,216,171
	SEACOR Holdings, Inc. 2.50%, due 12/15/27	2,507,000	2,163,854
			32,781,000
	Pharmaceuticals 3.0%
	Array BioPharma, Inc. 3.00%, due 6/1/20	2,799,000	2,300,428
	Depomed, Inc. 2.50%, due 9/1/21	7,180,000	7,274,238
	Teva Pharmaceutical Finance Co. LLC 0.25%, due 2/1/26	8,913,000	13,141,104
			22,715,770
	Real Estate Investment Trusts 1.5%
	SL Green Operating Partnership, L.P. 3.00%, due 10/15/17 (b)	9,324,000	11,765,722

	Semiconductors 15.0%
	InvenSense, Inc. 1.75%, due 11/1/18	3,946,000	3,583,461
	Lam Research Corp. 1.25%, due 5/15/18	6,444,000	8,679,263
	Microchip Technology, Inc. 1.625%, due 2/15/25 (b)	17,384,000	16,797,290
	Micron Technology, Inc. 3.00%, due 11/15/43	20,445,000	14,452,059
	NVIDIA Corp. 1.00%, due 12/1/18	8,101,000	12,212,258
	NXP Semiconductors N.V. 1.00%, due 12/1/19	15,332,000	16,232,755
¤	ON Semiconductor Corp.
	1.00%, due 12/1/20 (b)	9,913,000	8,797,788
	2.625%, due 12/15/26	8,111,000	8,704,117
	Rambus, Inc. 1.125%, due 8/15/18	3,292,000	3,884,560
¤	Xilinx, Inc. 2.625%, due 6/15/17	12,326,000	21,401,017
			114,744,568
	Software 9.8%
	Bottomline Technologies, Inc. 1.50%, due 12/1/17	8,408,000	9,285,585
	Citrix Systems, Inc. 0.50%, due 4/15/19	5,382,000	5,698,193
	Medidata Solutions, Inc. 1.00%, due 8/1/18	16,200,000	16,594,875
	Proofpoint, Inc.
	0.75%, due 6/15/20 (b)	2,051,000	1,929,222
	1.25%, due 12/15/18	1,889,000	2,661,129
	Red Hat, Inc. 0.25%, due 10/1/19	6,040,000	7,191,375
	Salesforce.com, Inc. 0.25%, due 4/1/18	7,673,000	9,111,687
	ServiceNow, Inc. (zero coupon), due 11/1/18	6,825,000	7,383,797
	Verint Systems, Inc. 1.50%, due 6/1/21	17,084,000	15,674,570
			75,530,433
	Transportation 3.2%
	Atlas Air Worldwide Holdings, Inc. 2.25%, due 6/1/22	5,819,000	4,516,999
	Echo Global Logistics, Inc. 2.50%, due 5/1/20	8,755,000	7,594,963
	XPO Logistics, Inc. 4.50%, due 10/1/17	8,452,000	12,218,422
			24,330,384
	Total Convertible Bonds (Cost $613,016,353)		607,165,986

	Shares
Convertible Preferred Stocks 12.4%
Chemicals 1.1%
A. Schulman, Inc. 6.00%	14,423	8,653,800

Food 2.1%
Post Holdings, Inc. 3.75%	60,463	7,849,186
Tyson Foods, Inc. 4.75%	133,648	8,024,226
		15,873,412
Hand & Machine Tools 1.0%
Stanley Black & Decker, Inc. 6.25%	75,479	8,006,812

Insurance 0.4%
Maiden Holdings, Ltd. Series B 7.25%	61,807	2,958,701

Mining 0.3%
Alcoa, Inc. 5.375%	88,185	2,323,675

Oil & Gas 0.5%
Sanchez Energy Corp. Series A 4.875%	35,932	326,553
Southwestern Energy Co. Series B 6.25%	184,819	3,770,308
		4,096,861
Pharmaceuticals 2.9%
Allergan PLC Series A 5.50%	8,864	8,405,643
Teva Pharmaceutical Industries, Ltd. 7.00%	14,300	13,968,813
		22,374,456
Real Estate Investment Trusts 3.3%
American Tower Corp. Series A 5.25%	109,017	10,810,126
Crown Castle International Corp. Series A 4.50%	109,784	11,636,006
Welltower, Inc. Series I 6.50%	47,800	2,713,128
		25,159,260
Telecommunications 0.8%
T-Mobile U.S., Inc. 5.50%	85,219	5,881,815

Total Convertible Preferred Stocks (Cost $107,975,346)		95,328,792
Total Convertible Securities (Cost $720,991,699)		702,494,778

Common Stocks 5.5%
Aerospace & Defense 1.3%
United Technologies Corp.	110,591	9,697,725

Airlines 1.5%
Delta Air Lines, Inc.	252,338	11,176,050

Auto Manufacturers 0.7%
Ferrari N.V. (d)	56,539	2,248,556
General Motors Co.	108,269	3,209,093
		5,457,649
Banks 0.7%
Bank of America Corp.	398,621	5,636,501

Internet 0.4%
Expedia, Inc.	33,200	3,354,528

Oil & Gas Services 0.9%
Cameron International Corp. (d)	46,635	3,062,054
Halliburton Co.	113,326	3,602,634
		6,664,688
Total Common Stocks (Cost $49,120,004)		41,987,141

	Number of Warrants
Warrants 0.0%‡
Auto Manufacturers 0.0%‡
General Motors Co.
Strike Price $10.00 Expires 7/10/16 (d)	1,016	19,964
Strike Price $18.33 Expires 7/10/19 (d)	1,016	12,192
Total Warrants (Cost $1,062)		32,156

	Principal Amount
Short-Term Investment 3.6%
Repurchase Agreement 3.6%
Fixed Income Clearing Corp. 0.03%, dated 1/29/16 due 2/1/16 Proceeds at Maturity $27,888,587 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 3.75% and a maturity date of 3/27/19, with a Principal Amount of $26,070,000 and a Market Value of $28,448,888)	$27,888,517	27,888,517
Total Short-Term Investment (Cost $27,888,517)		27,888,517
Total Investments (Cost $798,001,282) (e)	100.7%	772,402,592
Other Assets, Less Liabilities	(0.7)	(5,558,506)
Net Assets	100.0%	$766,844,086

¤	Among the Fund's 10 largest holdings or issuers held, as of January 31, 2016, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Step coupon - Rate shown was the rate in effect as of January 31, 2016.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Synthetic Convertible Bond - Security structured by an investment bank that provides exposure to a specific company's stock. As of January 31, 2016, the total market value of this security was $19,297,425, which represented 2.5% of the Fund's net assets.
(d)	Non-income producing security.
(e)	As of January 31, 2016, cost was $809,779,921 for federal income tax purposes and net unrealized depreciation was as follows:
Gross unrealized appreciation	$62,475,597
Gross unrealized depreciation	(99,852,926)
Net unrealized depreciation	$(37,377,329)

The following is a summary of the fair valuations according to the inputs used as of January 31, 2016, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Convertible Securities
Convertible Bonds	$—	$607,165,986	$—	$607,165,986
Convertible Preferred Stocks (b)	87,153,053	8,175,739	—	95,328,792
Total Convertible Securities	87,153,053	615,341,725	—	702,494,778
Common Stocks	41,987,141	—	—	41,987,141
Warrants	32,156	—	—	32,156
Short-Term Investment
Repurchase Agreement	—	27,888,517	—	27,888,517
Total Investments in Securities	$129,172,350	$643,230,242	$—	$772,402,592

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 2 securities valued at $7,849,186 and $326,553 are held in Food and Oil & Gas, respectively, within the Convertible Preferred Stocks section of the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2016, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2016, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Global High Income Fund

Portfolio of Investments January 31, 2016 (Unaudited)

		Principal Amount		Value
	Long-Term Bonds 94.2%†
	Corporate Bonds 43.9%
	Brazil 4.7%
	Banco Bradesco S.A. 5.90%, due 1/16/21 (a)		$2,000,000	$1,971,500
	Minerva Luxembourg S.A. 7.75%, due 1/31/23 (a)		2,250,000	2,098,125
	Petrobras Global Finance B.V.
	5.375%, due 1/27/21		3,000,000	2,253,750
	6.85%, due 6/5/49		1,000,000	632,500
	Vale Overseas, Ltd. 6.875%, due 11/21/36		1,800,000	1,135,764
				8,091,639
	Chile 0.6%
	VTR Finance B.V. 6.875%, due 1/15/24 (a)		1,000,000	932,500

	China 1.7%
	Alibaba Group Holding, Ltd. 4.50%, due 11/28/34		2,000,000	1,952,820
	Country Garden Holdings Co., Ltd. 7.50%, due 1/10/23 (a)		1,000,000	1,021,589
				2,974,409
	Colombia 1.3%
	Colombia Telecomunicaciones S.A. ESP 5.375%, due 9/27/22 (a)		2,500,000	2,212,500

	Czech Republic 0.6%
	CE Energy A.S. 7.00%, due 2/1/21 (a)	EUR	1,000,000	1,056,218

	France 0.5%
	CGG S.A. 6.875%, due 1/15/22		$2,000,000	750,000

	Hong Kong 0.5%
	MCE Finance, Ltd. 5.00%, due 2/15/21 (a)		1,000,000	890,560

	India 2.8%
	Bharti Airtel International Netherlands B.V. Series Reg S 5.125%, due 3/11/23		2,000,000	2,057,000
	Reliance Holding USA, Inc. 5.40%, due 2/14/22 (a)		2,000,000	2,198,496
	Vedanta Resources PLC 8.25%, due 6/7/21 (a)		1,005,000	574,408
				4,829,904
	Indonesia 4.4%
¤	Pertamina Persero PT 5.625%, due 5/20/43 (a)		6,700,000	5,220,553
	Perusahaan Listrik Negara PT Series Reg S 5.25%, due 10/24/42		3,000,000	2,370,000
				7,590,553
	Kazakhstan 6.0%
	Kazakhstan Temir Zholy Finance B.V. 6.375%, due 10/6/20 (a)		1,000,000	959,500
¤	KazMunayGas National Co.
	4.40%, due 4/30/23 (a)		6,000,000	5,262,336
	5.75%, due 4/30/43 (a)		5,000,000	4,000,000
				10,221,836
	Mexico 7.0%
	Cemex Finance LLC 6.00%, due 4/1/24 (a)		2,000,000	1,710,000
	Comision Federal de Electricidad 4.875%, due 1/15/24 (a)		2,000,000	1,990,000
	Grupo Bimbo S.A.B. de C.V. 4.50%, due 1/25/22 (a)		2,500,000	2,587,335
¤	Petroleos Mexicanos
	5.625%, due 1/23/46 (a)		3,000,000	2,310,000
	6.50%, due 6/2/41		4,000,000	3,408,000
				12,005,335
	Paraguay 1.5%
	Banco Continental S.A.E. 8.875%, due 10/15/17 (a)		2,500,000	2,519,687

	Peru 1.5%
	BBVA Banco Continental S.A. 5.00%, due 8/26/22 (a)		2,500,000	2,553,125

	Russia 7.4%
	ALROSA Finance S.A. 7.75%, due 11/3/20 (a)		3,500,000	3,687,425
	Lukoil International Finance B.V. 6.656%, due 6/7/22 (a)		1,000,000	1,028,020
	Metalloinvest Finance, Ltd. Series Reg S 5.625%, due 4/17/20		2,000,000	1,870,400
	MMC Norilsk Nickel OJSC via MMC Finance, Ltd. 6.625%, due 10/14/22 (a)		1,000,000	1,017,000
	Novatek OAO via Novatek Finance, Ltd. 6.604%, due 2/3/21 (a)		2,000,000	2,006,860
	VimpelCom Holdings B.V. 7.504%, due 3/1/22 (a)		3,000,000	3,045,000
				12,654,705
	Turkey 0.8%
	Arcelik A.S. 5.00%, due 4/3/23 (a)		1,500,000	1,352,778

	United Arab Emirates 1.5%
	Abu Dhabi National Energy Co. PJSC 3.625%, due 1/12/23 (a)		2,750,000	2,598,359

	Venezuela 1.1%
	Petroleos de Venezuela S.A. Series Reg S 12.75%, due 2/17/22		5,000,000	1,912,500
	Total Corporate Bonds (Cost $87,276,858)			75,146,608

	Government & Federal Agencies 50.3%
	Argentina 0.6%
	City of Buenos Aires Argentina 8.95%, due 2/19/21 (a)		1,000,000	1,055,000

	Belarus 1.2%
	Belarus International Bond Series Reg S 8.95%, due 1/26/18		2,000,000	2,049,660

	Brazil 1.3%
	Brazil Notas do Tesouro Nacional Series F 10.00%, due 1/1/23	BRL	11,000,000	2,145,209

	Cameroon, United Republic Of 0.5%
	Republic Of Cameroon International Bond 9.50%, due 11/19/25 (a)		$1,000,000	857,500

	Costa Rica 2.2%
	Costa Rica Government International Bond 7.158%, due 3/12/45 (a)		2,000,000	1,680,000
	Instituto Costarricense de Electricidad 6.375%, due 5/15/43 (a)		3,000,000	2,160,000
				3,840,000
	Croatia 1.3%
	Croatia Government International Bond 6.375%, due 3/24/21 (a)		2,000,000	2,168,000

	Dominican Republic 2.2%
	Dominican Republic International Bond Series Reg S 7.50%, due 5/6/21		3,500,000	3,701,250

	El Salvador 1.6%
	El Salvador Government International Bond 7.75%, due 1/24/23 (a)		3,000,000	2,793,750

	Gabon 1.2%
	Gabon Government International Bond 6.375%, due 12/12/24 (a)		2,596,000	1,997,830

	Georgia 1.2%
	Georgia Government International Bond Series Reg S 6.875%, due 4/12/21		2,000,000	2,070,080

	Ghana 0.8%
	Ghana Government International Bond 7.875%, due 8/7/23 (a)		2,010,344	1,453,479

	Hungary 4.4%
¤	Hungary Government International Bond
	6.25%, due 1/29/20		4,250,000	4,728,125
	7.625%, due 3/29/41		2,000,000	2,727,500
				7,455,625

	Indonesia 1.6%
	Indonesia Government International Bond 5.125%, due 1/15/45 (a)		3,000,000	2,804,985

	Jamaica 0.4%
	Jamaica Government International Bond 8.00%, due 6/24/19		650,000	693,875

	Kenya 0.5%
	Kenya Government International Bond 6.875%, due 6/24/24 (a)		1,000,000	890,040

	Nigeria 1.1%
	Nigeria Government International Bond Series Reg S 6.75%, due 1/28/21		2,000,000	1,878,320

	Pakistan 0.6%
	Pakistan Government International Bond 8.25%, due 9/30/25 (a)		1,000,000	1,011,144

	Panama 2.1%
	Panama Government International Bond 6.70%, due 1/26/36		3,058,000	3,654,310

	Paraguay 2.3%
¤	Republic of Paraguay 6.10%, due 8/11/44 (a)		4,000,000	3,860,000

	Peru 4.3%
¤	Peruvian Government International Bond 7.35%, due 7/21/25		5,800,000	7,279,000

	Russia 1.5%
	Russian Federal Bond-OFZ 7.00%, due 1/25/23	RUB	230,000,000	2,593,751

	Senegal 0.8%
	Senegal Government International Bond 8.75%, due 5/13/21 (a)		$1,250,000	1,312,187

	Sri Lanka 3.6%
¤	Sri Lanka Government International Bond 6.25%, due 10/4/20 (a)		6,500,000	6,229,964

	Turkey 7.5%
¤	Turkey Government Bond
	7.10%, due 3/8/23	TRY	6,750,000	1,889,845
	9.00%, due 3/8/17		9,400,000	3,124,746
¤	Turkey Government International Bond
	6.00%, due 1/14/41		$5,000,000	5,165,630
	7.375%, due 2/5/25		2,225,000	2,620,916
				12,801,137
	Uruguay 2.0%
	Uruguay Government International Bond 4.375%, due 12/15/28	UYU	118,741,188	3,399,160

	Venezuela 2.2%
¤	Venezuela Government International Bond Series Reg S 9.25%, due 5/7/28		$11,095,000	3,827,775

	Vietnam 1.3%
	Vietnam Government International Bond 6.75%, due 1/29/20 (a)		2,000,000	2,178,350
	Total Government & Federal Agencies (Cost $102,151,714)			86,001,381
	Total Long-Term Bonds (Cost $189,428,572)			161,147,989

	Short-Term Investment 2.3%
	Repurchase Agreement 2.3%
	Fixed Income Clearing Corp. 0.03%, dated 1/29/16 due 2/1/16 Proceeds at Maturity $4,006,850 (Collateralized by a United States Treasury Note with a rate of 3.625% and a maturity date of 8/15/19, with a Principal Amount of $3,705,000 and a Market Value of $4,087,241)		4,006,840	4,006,840
	Total Short-Term Investment (Cost $4,006,840)			4,006,840
	Total Investments (Cost $193,435,412) (b)		96.5%	165,154,829
	Other Assets, Less Liabilities		3.5	5,968,927
	Net Assets		100.0%	$171,123,756

¤	Among the Fund's 10 largest issuers held, as of January 31, 2016, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	As of January 31, 2016, cost was $193,435,412 for federal income tax purposes and net unrealized depreciation was as follows:
Gross unrealized appreciation	$3,269,498
Gross unrealized depreciation	(31,550,081)
Net unrealized depreciation	$(28,280,583)

As of January 31, 2016, the Fund held the following foreign currency forward contracts:

Foreign Currency Buy Contracts	Expiration Date	Counterparty	Contract Amount Purchased		Contract Amount Sold		Unrealized Appreciation (Depreciation)

Argentine Peso vs. U.S. Dollar	2/19/16	JPMorgan Chase Bank	ARS	15,350,000		$1,000,000	$97,165
Euro vs. U.S. Dollar	5/4/16	HSBC Bank USA	EUR	3,000,000		3,234,150	24,100
Indonesian Rupiah vs. U.S. Dollar	5/4/16	HSBC Bank USA	IDR	26,600,000,000		1,873,899	21,157
Polish Zloty vs. Euro	5/4/16	HSBC Bank USA	PLN	11,200,000	EUR	2,610,601	(94,100)

Foreign Currency Sales Contracts			Contract Amount Sold		Contract Amount Purchased

Argentine Peso vs. U.S. Dollar	2/19/16	JPMorgan Chase Bank	ARS	15,350,000	$1,094,864	(2,300)
Euro vs. U.S. Dollar	5/4/16	HSBC Bank USA	EUR	3,000,000		(52,150)
Pound Sterling vs. U.S. Dollar	5/4/16	HSBC Bank USA	GBP	2,000,000	3,017,060	166,608
Net unrealized appreciation (depreciation) on foreign currency forward contracts						$160,480

The following abbreviations are used in the preceding pages:
ARS	—Argentine Peso
BRL	—Brazilian Real
EUR	—Euro
GBP	—British Pound Sterling
IDR	—Indonesian Rupiah
PLN	—Polish Zloty
RUB	—New Russian Ruble
TRY	—Turkish Lira
UYU	—Uruguayam Peso

The following is a summary of the fair valuations according to the inputs used as of January 31, 2016, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$—	$75,146,608	$—	$75,146,608
Government & Federal Agencies	—	86,001,381	—	86,001,381
Total Long-Term Bonds	—	161,147,989	—	161,147,989
Short-Term Investment
Repurchase Agreement	—	4,006,840	—	4,006,840
Total Investments in Securities	—	165,154,829	—	165,154,829
Other Financial Instruments
Foreign Currency Forward Contracts (b)	—	309,030	—	309,030
Total Investments in Securities and Other Financial Instruments	$—	$165,463,859	$—	$165,463,859

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Foreign Currency Forward Contracts (b)	$—	$(148,550)	$—	$(148,550)
Total Other Financial Instruments	$—	$(148,550)	$—	$(148,550)

(a)     For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)     The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2016, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2016, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Government Fund

Portfolio of Investments  January 31, 2016 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 97.0%†
	Asset-Backed Securities 1.6%
	Other ABS 0.2%
	Small Business Administration Participation Certificates Series 2015-20G, Class 1 2.88%, due 7/1/35	$322,724	$329,827

	Utilities 1.4%
	Atlantic City Electric Transition Funding LLC Series 2002-1, Class A4 5.55%, due 10/20/23	2,117,478	2,344,886

	Total Asset-Backed Securities (Cost $2,458,153)		2,674,713

	Mortgage-Backed Securities 1.1%
	Commercial Mortgage Loans (Collateralized Mortgage Obligation) 0.4%
	Four Times Square Trust Series 2006-4TS, Class A 5.401%, due 12/13/28 (a)	620,000	689,905

	Residential Mortgages (Collateralized Mortgage Obligations) 0.7%
	Citigroup Mortgage Loan Trust, Inc. Series 2006-AR6, Class 1A1 5.297%, due 8/25/36 (b)	250,259	230,639
	Mortgage Equity Conversion Asset Trust Series 2007-FF2, Class A 0.78%, due 2/25/42 (a)(c)(d)(e)	1,158,965	985,120
			1,215,759
	Total Mortgage-Backed Securities (Cost $1,993,062)		1,905,664

	U.S. Government & Federal Agencies 94.3%
	Fannie Mae Strip (Collateralized Mortgage Obligations) 0.1%
	Series 360, Class 2, IO 5.00%, due 8/25/35 (f)	245,154	51,266
	Series 361, Class 2, IO 6.00%, due 10/25/35 (f)	49,910	9,123
			60,389
	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 29.9%
	2.25%, due 3/1/35 (c)	34,763	36,600
	2.50%, due 6/1/35 (c)	182,908	193,554
	2.526%, due 2/1/37 (c)	80,205	84,992
	3.00%, due 4/1/45	2,852,079	2,908,152
¤	3.00%, due 6/1/45	3,462,058	3,530,123
	3.00%, due 7/1/45	1,538,173	1,568,414
	3.50%, due 10/1/25	416,271	441,065
	3.50%, due 11/1/25	2,611,007	2,766,388
	3.50%, due 4/1/42	1,026,165	1,077,893
	3.50%, due 5/1/42	839,667	878,618
	3.50%, due 7/1/42	414,883	434,129
	3.50%, due 6/1/43	1,068,483	1,117,833
¤	3.50%, due 8/1/43	3,376,623	3,539,002
	3.50%, due 1/1/44	1,139,274	1,192,203
	3.50%, due 5/1/44	350,151	368,048
	3.50%, due 3/1/45	1,539,946	1,611,039
	3.50%, due 12/1/45	598,505	626,136
	4.00%, due 3/1/25	1,139,196	1,209,197
	4.00%, due 7/1/25	378,471	403,917
	4.00%, due 8/1/31	155,226	167,629
	4.00%, due 8/1/39	293,758	316,109
	4.00%, due 12/1/40	2,986,025	3,230,787
¤	4.00%, due 2/1/41	4,948,737	5,342,323
¤	4.00%, due 3/1/41	5,687,701	6,157,065
	4.00%, due 4/1/41	527,106	565,726
	4.00%, due 1/1/42	2,731,558	2,957,197
	4.00%, due 12/1/42	800,707	860,891
	4.00%, due 11/1/43	311,571	332,906
	4.50%, due 3/1/41	817,147	899,495
	4.50%, due 8/1/41	1,082,754	1,191,970
	5.00%, due 1/1/20	77,998	82,008
	5.00%, due 6/1/33	501,566	557,657
	5.00%, due 8/1/33	412,507	458,680
	5.00%, due 5/1/36	369,801	407,908
	5.00%, due 10/1/39	964,416	1,080,538
	5.50%, due 1/1/21	261,990	281,618
	5.50%, due 11/1/35	435,315	490,634
	5.50%, due 11/1/36	100,280	111,065
	6.50%, due 4/1/37	83,853	97,338
			49,576,847
	Federal National Mortgage Association (Mortgage Pass-Through Securities) 45.3%
	2.054%, due 11/1/34 (c)	173,550	181,549
	2.232%, due 4/1/34 (c)	303,336	322,977
	2.50%, due 2/1/43	916,750	907,863
	3.00%, due 10/1/32	971,833	1,014,214
¤	3.00%, due 4/1/43	3,246,964	3,319,986
	3.50%, due 11/1/25	1,214,611	1,290,119
	3.50%, due 11/1/32	738,992	784,028
	3.50%, due 2/1/41	2,191,431	2,299,976
¤	3.50%, due 11/1/41	3,499,559	3,686,359
	3.50%, due 12/1/41	327,314	344,338
	3.50%, due 1/1/42	1,825,562	1,929,500
	3.50%, due 3/1/42	2,468,401	2,590,190
	3.50%, due 8/1/42	1,465,685	1,538,845
	3.50%, due 12/1/42	809,477	854,435
	3.50%, due 2/1/43	1,252,327	1,321,857
	3.50%, due 5/1/43	751,848	789,270
	3.50%, due 6/1/43	874,643	918,433
	3.50%, due 2/1/46 TBA (g)	2,280,000	2,387,810
	4.00%, due 9/1/31	1,506,963	1,627,620
	4.00%, due 2/1/41	1,598,733	1,723,622
	4.00%, due 3/1/41	2,330,971	2,532,374
	4.00%, due 10/1/41	519,281	564,147
	4.00%, due 3/1/42	1,587,811	1,711,903
	4.00%, due 4/1/42	694,422	748,938
	4.00%, due 6/1/42	1,916,764	2,059,661
	4.00%, due 7/1/42	1,746,316	1,875,203
	4.50%, due 11/1/18	527,699	548,642
	4.50%, due 6/1/23	402,401	427,341
	4.50%, due 5/1/39	688,132	760,490
	4.50%, due 6/1/39	2,292,497	2,533,524
	4.50%, due 7/1/39	2,108,811	2,338,260
	4.50%, due 8/1/39	1,851,090	2,045,761
	4.50%, due 9/1/40	1,402,869	1,546,723
	4.50%, due 12/1/40	2,147,792	2,346,683
¤	4.50%, due 1/1/41	3,337,506	3,680,362
	4.50%, due 2/1/41	1,151,091	1,269,107
	4.50%, due 8/1/41	829,777	913,787
	4.50%, due 12/1/43	565,168	614,323
	5.00%, due 9/1/17	181,869	188,894
	5.00%, due 9/1/20	26,931	28,103
	5.00%, due 11/1/33	501,694	556,871
	5.00%, due 6/1/35	455,054	504,736
	5.00%, due 10/1/35	195,267	216,128
	5.00%, due 1/1/36	102,243	113,167
	5.00%, due 2/1/36	732,304	810,517
	5.00%, due 5/1/36	502,994	556,717
	5.00%, due 6/1/36	84,621	93,380
	5.00%, due 9/1/36	134,417	148,753
	5.00%, due 3/1/40	1,225,963	1,375,420
	5.00%, due 2/1/41	2,245,797	2,540,197
	5.50%, due 1/1/17	6,820	6,901
	5.50%, due 2/1/17	161,845	164,083
	5.50%, due 6/1/19	311,219	326,684
	5.50%, due 11/1/19	365,810	384,406
	5.50%, due 4/1/21	540,216	578,570
	5.50%, due 6/1/33	1,419,123	1,600,920
	5.50%, due 11/1/33	819,951	925,084
	5.50%, due 12/1/33	980,900	1,108,584
	5.50%, due 6/1/34	246,399	278,592
	5.50%, due 12/1/34	76,400	86,249
	5.50%, due 3/1/35	400,626	451,115
	5.50%, due 12/1/35	97,969	110,239
	5.50%, due 4/1/36	307,185	345,451
	5.50%, due 9/1/36	106,469	120,346
	5.50%, due 7/1/37	229,185	262,786
	6.00%, due 12/1/16	22,216	22,460
	6.00%, due 11/1/32	255,844	292,868
	6.00%, due 1/1/33	180,629	206,270
	6.00%, due 3/1/33	204,153	233,477
	6.00%, due 9/1/34	87,520	99,790
	6.00%, due 9/1/35	597,018	684,915
	6.00%, due 10/1/35	269,845	310,444
	6.00%, due 6/1/36	225,640	255,712
	6.00%, due 11/1/36	475,892	543,155
	6.00%, due 4/1/37	67,992	75,178
	6.50%, due 10/1/31	151,483	179,419
	6.50%, due 2/1/37	64,970	78,555
			75,215,356
	Government National Mortgage Association (Mortgage Pass-Through Securities) 7.7%
	4.00%, due 7/15/39	463,147	495,154
	4.00%, due 9/20/40	1,913,501	2,080,757
	4.00%, due 11/20/40	325,370	354,119
	4.00%, due 1/15/41	1,855,237	1,983,774
¤	4.00%, due 10/15/41	3,497,976	3,793,376
	4.50%, due 5/20/40	2,078,182	2,270,225
	5.00%, due 2/20/41	489,366	541,985
	6.00%, due 8/15/32	348,114	401,547
	6.00%, due 12/15/32	225,548	259,890
	6.50%, due 8/15/28	113,198	130,434
	6.50%, due 4/15/31	355,078	415,755
			12,727,016
¤	Overseas Private Investment Corporation 2.2%
	5.142%, due 12/15/23	3,374,466	3,691,963

¤	Tennessee Valley Authority 3.9%
	4.65%, due 6/15/35	5,605,000	6,484,946

	United States Treasury Notes 5.2%
	1.75%, due 3/31/22	2,500,000	2,526,465
	1.875%, due 11/30/21	3,000,000	3,061,758
	2.00%, due 11/30/20	3,000,000	3,090,117
			8,678,340
	Total U.S. Government & Federal Agencies (Cost $149,523,998)		156,434,857
	Total Long-Term Bonds (Cost $153,975,213)		161,015,234

	Short-Term Investment 4.5%
	Repurchase Agreement 4.5%
	Fixed Income Clearing Corp. 0.03%, dated 1/29/16 due 2/1/16 Proceeds at Maturity $7,450,050 (Collateralized by a United States Treasury Note with a rate of 1.25% and a maturity date of 10/31/19, with a Principal Amount of $7,555,000 and a Market Value of $7,602,219)	7,450,031	7,450,031
	Total Short-Term Investment (Cost $7,450,031)		7,450,031
	Total Investments (Cost $161,425,244) (h)	101.5%	168,465,265
	Other Assets, Less Liabilities	(1.5)	(2,520,250)
	Net Assets	100.0%	$165,945,015

¤	Among the Fund's 10 largest holdings, as of January 31, 2016, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of January 31, 2016.
(c)	Floating rate - Rate shown was the rate in effect as of January 31, 2016.
(d)	Illiquid security - As of January 31, 2016, the total market value of this security deemed illiquid under procedures approved by the Board of Trustees was $985,120, which represented 0.6% of the Fund's net assets.
(e)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of January 31, 2016, the total market value of this security was $985,120, which represented 0.6% of the Fund's net assets.
(f)	Collateralized Mortgage Obligation Interest Only Strip - Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(g)	TBA - Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of January 31, 2016, the total net market value of these securities was $2,387,810, which represented 1.4% of the Fund's net assets. All or a portion of these securities are a part of a mortgage dollar roll agreement.
(h)	As of January 31, 2016, cost was $161,425,244 for federal income tax purposes and net unrealized appreciation was as follows:
Gross unrealized appreciation	$7,375,870
Gross unrealized depreciation	(335,849)
Net unrealized appreciation	$7,040,021

As of January 31, 2016, the Fund held the following futures contracts1:

Type	Number of Contracts (Short)	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)[2]
5-Year United States Treasury Note	(66)	March 2016	$(7,964,344)	$(139,364)
10-Year United States Treasury Note	(8)	March 2016	(1,036,625)	(28,205)
			$(9,000,969)	$(167,569)

1. As of January 31, 2016, cash in the amount of $70,200 was on deposit with a broker for futures transactions.

2. Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2016.

The following is a summary of the fair valuations according to the inputs used as of January 31, 2016, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$2,674,713	$—	$2,674,713
Mortgage-Backed Securities (b)	—	920,544	985,120	1,905,664
U.S. Government & Federal Agencies	—	156,434,857	—	156,434,857
Total Long-Term Bonds	—	160,030,114	985,120	161,015,234
Short-Term Investment
Repurchase Agreement	—	7,450,031	—	7,450,031
Total Investments in Securities	$—	$167,480,145	$985,120	$168,465,265

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Futures Contracts Short (c)	$(167,569)	$—	$—	$(167,569)
Total Other Financial Instruments	$(167,569)	$—	$—	$(167,569)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 security valued at $985,120 is held in Residential Mortgages (Collateralized Mortgage Obligations) within the Mortgage-Backed Securities section of the Portfolio of Investments.

(c)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2016, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2015	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of January 31, 2016	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2016
Long-Term Bonds
Mortgage-Backed Securities
Residential Mortgages (Collateralized Mortgage Obligations)	$950,544	$264	$-	$34,312	$-	$-	$-	$-	$985,120	$34,312
Total	$950,544	$264	$-	$34,312	$-	$-	$-	$-	$985,120	$34,312

MainStay High Yield Corporate Bond Fund

Portfolio of Investments January 31, 2016 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 93.2%†
	Convertible Bonds 1.4%
	Auto Parts & Equipment 0.6%
¤	Exide Technologies, Inc. 7.00%, due 4/30/25 (a)(b)(c)(d)	$72,055,092	$50,438,564

	Electric 0.0%‡
	Upstate New York Power Producers, Inc. 20.00%, due 6/15/17 (a)(b)(c)(d)(e)	3,211,628	3,211,628

	Mining 0.6%
	Detour Gold Corp. 5.50%, due 11/30/17	48,050,000	46,848,750

	Oil & Gas 0.2%
	Stone Energy Corp. 1.75%, due 3/1/17	27,195,000	16,096,041

	Total Convertible Bonds (Cost $137,015,561)		116,594,983

	Corporate Bonds 91.0%
	Advertising 0.6%
	Lamar Media Corp.
	5.00%, due 5/1/23	12,160,000	12,160,000
	5.875%, due 2/1/22	20,500,000	21,294,375
	Outfront Media Capital LLC / Outfront Media Capital Corp.
	5.25%, due 2/15/22	10,350,000	10,582,875
	5.625%, due 2/15/24	5,000,000	5,112,500
			49,149,750
	Aerospace & Defense 1.7%
	Aerojet Rocketdyne Holdings, Inc. 7.125%, due 3/15/21	44,704,000	45,374,560
	KLX, Inc. 5.875%, due 12/1/22 (d)	30,765,000	28,762,198
	Orbital ATK, Inc.
	5.25%, due 10/1/21	3,190,000	3,221,900
	5.50%, due 10/1/23 (d)	7,170,000	7,277,550
	Spirit AeroSystems, Inc. 5.25%, due 3/15/22	27,120,000	27,594,600
	TransDigm, Inc.
	5.50%, due 10/15/20	4,100,000	3,997,500
	6.00%, due 7/15/22	4,000,000	3,920,000
	6.50%, due 7/15/24	12,996,000	12,703,590
	6.50%, due 5/15/25 (d)	12,000,000	11,535,000
			144,386,898
	Apparel 0.4%
	William Carter Co. (The) 5.25%, due 8/15/21	17,520,000	18,045,600
	Wolverine World Wide, Inc. 6.125%, due 10/15/20	14,943,000	15,466,005
			33,511,605
	Auto Manufacturers 1.0%
	Allied Specialty Vehicles, Inc. 8.50%, due 11/1/19 (d)	32,060,000	32,060,000
	Ford Holdings LLC
	9.30%, due 3/1/30	18,155,000	24,834,333
	9.375%, due 3/1/20	1,695,000	2,076,543
	General Motors Financial Co., Inc.
	4.75%, due 8/15/17	10,000,000	10,281,160
	6.75%, due 6/1/18	18,000,000	19,482,714
			88,734,750
	Auto Parts & Equipment 4.0%
¤	Exide Technologies, Inc. 11.00%, due 4/30/20 (a)(b)(c)(d)	66,411,002	56,449,352
¤	Exide Technologies, Inc. (Escrow Claim Shares) 8.625%, due 2/1/18 (b)(c)(d)(e)	64,863,000	64,863
	Goodyear Tire & Rubber Co. (The) 5.125%, due 11/15/23	7,000,000	7,157,500
	International Automotive Components Group S.A. 9.125%, due 6/1/18 (d)	13,960,000	11,447,200
	Meritor, Inc. 6.75%, due 6/15/21	1,595,000	1,395,625
	Nexteer Automotive Group, Ltd. 5.875%, due 11/15/21 (d)	23,100,000	23,215,500
	Schaeffler Finance B.V.
	4.25%, due 5/15/21 (d)	21,610,000	21,447,925
	4.75%, due 5/15/21 (d)	32,944,000	32,944,000
	4.75%, due 5/15/23 (d)	17,195,000	16,679,150
¤	Schaeffler Holding Finance B.V.
	6.25%, due 11/15/19 (a)(d)	29,681,000	30,942,442
	6.75%, due 11/15/22 (a)(d)	44,360,000	46,356,200
	6.875%, due 8/15/18 (a)(d)	61,402,000	63,090,555
	Tenneco, Inc. 6.875%, due 12/15/20	11,225,000	11,645,937
	Titan International, Inc. 6.875%, due 10/1/20	4,442,000	3,249,234
	ZF North America Capital, Inc.
	4.50%, due 4/29/22 (d)	5,000,000	4,818,750
	4.75%, due 4/29/25 (d)	12,025,000	11,273,438
			342,177,671
	Banks 0.1%
	Provident Funding Associates, L.P. / PFG Finance Corp. 6.75%, due 6/15/21 (d)	8,950,000	8,524,875

	Biotechnology 0.2%
	AMAG Pharmaceuticals, Inc. 7.875%, due 9/1/23 (d)	16,720,000	15,173,400

	Building Materials 1.5%
	Boise Cascade Co. 6.375%, due 11/1/20	26,940,000	27,344,100
	GCP Applied Technologies, Inc. 9.50%, due 2/1/23 (d)	12,750,000	13,483,125
	Gibraltar Industries, Inc. 6.25%, due 2/1/21	12,580,000	12,611,450
	Headwaters, Inc. 7.25%, due 1/15/19	21,700,000	22,134,000
	Masonite International Corp. 5.625%, due 3/15/23 (d)	5,815,000	5,960,375
	Summit Materials LLC / Summit Materials Finance Corp. 6.125%, due 7/15/23	32,090,000	30,966,850
	USG Corp. 7.875%, due 3/30/20 (d)	15,895,000	16,610,275
			129,110,175
	Chemicals 1.1%
	Blue Cube Spinco, Inc.
	9.75%, due 10/15/23 (d)	34,850,000	37,463,750
	10.00%, due 10/15/25 (d)	19,250,000	20,790,000
	Eagle Spinco, Inc. 4.625%, due 2/15/21	5,500,000	5,328,125
	Olin Corp. 5.50%, due 8/15/22	15,084,000	14,329,800
	PolyOne Corp. 5.25%, due 3/15/23	14,530,000	14,221,237
			92,132,912
	Coal 0.5%
	Arch Coal, Inc. 8.00%, due 1/15/19 (d)(f)	21,960,000	219,600
	CONSOL Energy, Inc.
	5.875%, due 4/15/22	51,695,000	33,407,894
	8.00%, due 4/1/23	17,530,000	11,745,100
	Peabody Energy Corp.
	6.00%, due 11/15/18	9,120,000	775,200
	6.50%, due 9/15/20	8,000,000	460,000
	10.00%, due 3/15/22 (d)	1,600,000	160,000
			46,767,794
	Commercial Services 2.8%
	Ashtead Capital, Inc.
	5.625%, due 10/1/24 (d)	2,000,000	1,925,000
	6.50%, due 7/15/22 (d)	24,862,000	25,359,240
	Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.50%, due 4/1/23	35,196,000	33,436,200
	Cimpress N.V. 7.00%, due 4/1/22 (d)	37,800,000	35,815,500
	ExamWorks Group, Inc. 5.625%, due 4/15/23	15,745,000	15,821,757
	Flexi-Van Leasing, Inc. 7.875%, due 8/15/18 (d)	15,865,000	15,706,350
	Great Lakes Dredge & Dock Corp. 7.375%, due 2/1/19	46,601,000	43,105,925
	Jaguar Holding Co. II / Pharmaceutical Product Development LLC 6.375%, due 8/1/23 (d)	3,000,000	2,955,000
	Modular Space Corp. 10.25%, due 1/31/19 (d)	4,270,000	1,376,592
	Speedy Cash Intermediate Holdings Corp. 10.75%, due 5/15/18 (d)	12,414,000	6,703,560
	Team Health, Inc. 7.25%, due 12/15/23 (d)	18,080,000	18,893,600
	United Rentals North America, Inc.
	4.625%, due 7/15/23	6,700,000	6,499,000
	7.625%, due 4/15/22	12,472,000	12,830,570
	8.25%, due 2/1/21	500,000	521,250
	WEX, Inc. 4.75%, due 2/1/23 (d)	18,718,000	16,939,790
			237,889,334
	Computers 1.4%
	IHS, Inc. 5.00%, due 11/1/22	54,655,000	54,655,000
	NCR Corp.
	4.625%, due 2/15/21	13,235,000	12,573,250
	5.00%, due 7/15/22	18,900,000	17,955,000
	6.375%, due 12/15/23	31,290,000	30,957,387
	Seagate HDD Cayman 4.75%, due 6/1/23	4,395,000	3,776,101
			119,916,738
	Cosmetics & Personal Care 0.6%
	Edgewell Personal Care Co.
	4.70%, due 5/19/21	40,105,000	41,013,739
	4.70%, due 5/24/22	8,083,000	8,221,907
	First Quality Finance Co., Inc. 4.625%, due 5/15/21 (d)	5,800,000	5,278,000
			54,513,646
	Distribution & Wholesale 0.6%
	American Builders & Contractors Supply Co., Inc. 5.75%, due 12/15/23 (d)	3,000,000	3,060,000
	American Tire Distributors, Inc. 10.25%, due 3/1/22 (d)	21,355,000	17,724,650
	H&E Equipment Services, Inc. 7.00%, due 9/1/22	14,500,000	13,267,500
	LKQ Corp. 4.75%, due 5/15/23	18,980,000	17,888,650
			51,940,800
	Electric 1.7%
	Calpine Corp.
	5.875%, due 1/15/24 (d)	17,041,000	17,467,025
	6.00%, due 1/15/22 (d)	34,773,000	36,120,454
	GenOn Energy, Inc.
	7.875%, due 6/15/17	64,317,000	51,453,600
	9.50%, due 10/15/18	21,125,000	14,787,500
	NRG REMA LLC Series C 9.681%, due 7/2/26	20,225,000	19,820,500
	Public Service Co. of New Mexico 7.95%, due 5/15/18	2,927,000	3,298,808
			142,947,887
	Electrical Components & Equipment 1.3%
	Anixter, Inc.
	5.50%, due 3/1/23 (d)	1,000,000	980,000
	5.625%, due 5/1/19	7,715,000	7,927,162
	Belden, Inc.
	5.25%, due 7/15/24 (d)	2,500,000	2,243,750
	5.50%, due 9/1/22 (d)	45,757,000	43,697,935
	General Cable Corp. 5.75%, due 10/1/22	44,660,000	33,774,125
	WESCO Distribution, Inc. 5.375%, due 12/15/21	21,999,000	20,569,065
			109,192,037
	Electronics 0.4%
	Allegion PLC 5.875%, due 9/15/23	12,500,000	12,906,250
	Kemet Corp. 10.50%, due 5/1/18	27,014,000	21,543,665
			34,449,915
	Engineering & Construction 1.3%
	AECOM 5.875%, due 10/15/24	7,910,000	7,880,337
	Broadspectrum, Ltd. 8.375%, due 5/15/20 (d)	27,490,000	27,833,625
	New Enterprise Stone & Lime Co., Inc.
	11.00%, due 9/1/18	29,975,000	17,085,750
	13.00%, due 3/15/18 (a)	30,405,776	31,013,892
	Weekley Homes LLC / Weekley Finance Corp. 6.00%, due 2/1/23	25,099,000	23,467,565
			107,281,169
	Entertainment 1.7%
	Affinity Gaming / Affinity Gaming Finance Corp. 9.00%, due 5/15/18	49,520,000	50,386,600
	Churchill Downs, Inc.
	5.375%, due 12/15/21	17,605,000	17,693,025
	5.375%, due 12/15/21 (d)	5,010,000	5,035,050
	GLP Capital, L.P. / GLP Financing II, Inc. 4.875%, due 11/1/20	2,000,000	1,955,000
	NAI Entertainment Holdings / NAI Entertainment Holdings Finance Corp. 5.00%, due 8/1/18 (d)	17,990,000	18,012,487
	Rivers Pittsburgh Borrower, L.P. / Rivers Pittsburgh Finance Corp. 9.50%, due 6/15/19 (d)	12,872,000	13,290,340
	Sterling Entertainment Enterprises LLC 9.75%, due 12/31/19 (b)(c)(e)	35,000,000	36,312,500
			142,685,002
	Finance - Auto Loans 0.2%
	Ally Financial, Inc. 3.25%, due 2/13/18	1,000,000	981,875
	Credit Acceptance Corp. 7.375%, due 3/15/23 (d)	12,825,000	12,408,188
			13,390,063
	Finance - Consumer Loans 0.1%
	OneMain Financial Holdings, Inc. 6.75%, due 12/15/19 (d)	6,645,000	6,578,550

	Finance - Credit Card 0.3%
	Alliance Data Systems Corp.
	5.375%, due 8/1/22 (d)	9,140,000	8,660,150
	6.375%, due 4/1/20 (d)	14,980,000	15,111,075
			23,771,225
	Finance - Investment Banker/Broker 0.7%
	E*TRADE Financial Corp.
	4.625%, due 9/15/23	17,500,000	17,237,500
	5.375%, due 11/15/22	20,880,000	21,976,200
	KCG Holdings, Inc. 6.875%, due 3/15/20 (d)	20,260,000	17,474,250
			56,687,950
	Finance - Leasing Companies 0.4%
	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust
	4.625%, due 10/30/20	9,240,000	9,101,400
	5.00%, due 10/1/21	16,320,000	16,320,000
	Aircastle, Ltd. 5.50%, due 2/15/22	6,000,000	5,970,000
			31,391,400
	Finance - Mortgage Loan/Banker 0.4%
	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
	5.875%, due 8/1/21 (d)	20,530,000	18,271,700
	7.375%, due 10/1/17	14,635,000	14,598,413
			32,870,113
	Finance - Other Services 1.0%
	Cantor Commercial Real Estate Co., L.P. / CCRE Finance Corp. 7.75%, due 2/15/18 (d)	25,340,000	25,846,800
	Cogent Communications Finance, Inc. 5.625%, due 4/15/21 (d)	38,970,000	37,118,925
	Nationstar Mortgage LLC / Nationstar Capital Corp.
	6.50%, due 8/1/18	12,000,000	11,580,000
	7.875%, due 10/1/20	8,000,000	7,620,000
			82,165,725
	Food 2.0%
	B&G Foods, Inc. 4.625%, due 6/1/21	24,394,000	24,333,015
	C&S Group Enterprises LLC 5.375%, due 7/15/22 (d)	50,865,000	46,032,825
	Ingles Markets, Inc. 5.75%, due 6/15/23	14,100,000	14,135,250
	KeHE Distributors LLC / KeHE Finance Corp. 7.625%, due 8/15/21 (d)	18,120,000	18,301,200
	Land O' Lakes, Inc. 6.00%, due 11/15/22 (d)	31,495,000	32,754,800
	TreeHouse Foods, Inc. 6.00%, due 2/15/24 (d)	9,715,000	9,994,306
	Wells Enterprises, Inc. 6.75%, due 2/1/20 (d)	21,607,000	22,147,175
			167,698,571
	Forest Products & Paper 1.0%
	Georgia-Pacific LLC 8.875%, due 5/15/31	18,881,000	27,239,222
	Smurfit Kappa Treasury Funding, Ltd. 7.50%, due 11/20/25	51,820,000	57,002,000
			84,241,222
	Gas 0.2%
	AmeriGas Partners, L.P. / AmeriGas Finance Corp.
	6.25%, due 8/20/19	13,025,000	12,829,625
	6.50%, due 5/20/21	4,000,000	3,820,000
			16,649,625
	Health Care - Products 1.4%
	Alere, Inc. 6.375%, due 7/1/23 (d)	13,250,000	12,521,250
	ConvaTec Healthcare E S.A. 10.50%, due 12/15/18 (d)	24,859,000	25,356,180
	Halyard Health, Inc. 6.25%, due 10/15/22	13,331,000	12,914,406
	Hanger, Inc. 9.125%, due 11/15/18	13,535,000	12,316,850
	Hill-Rom Holdings, Inc. 5.75%, due 9/1/23 (d)	14,525,000	14,797,344
	Hologic, Inc. 5.25%, due 7/15/22 (d)	12,715,000	13,160,025
	Sterigenics-Nordion Holdings LLC 6.50%, due 5/15/23 (d)	9,000,000	8,606,250
	Universal Hospital Services, Inc. 7.625%, due 8/15/20	21,710,000	19,104,800
			118,777,105
	Health Care - Services 3.8%
	Acadia Healthcare Co., Inc. 5.625%, due 2/15/23	6,985,000	6,583,363
	Centene Corp. 5.75%, due 6/1/17	14,370,000	14,854,987
	Centene Escrow Corp.
	5.625%, due 2/15/21 (d)	13,405,000	13,639,587
	6.125%, due 2/15/24 (d)	19,320,000	19,851,300
	Fresenius Medical Care U.S. Finance, Inc.
	6.875%, due 7/15/17	130,000	138,450
	Fresenius Medical Care U.S. Finance II, Inc.
	5.625%, due 7/31/19 (d)	11,680,000	12,643,600
	5.875%, due 1/31/22 (d)	7,000,000	7,577,500
	6.50%, due 9/15/18 (d)	4,730,000	5,203,000
¤	HCA, Inc.
	4.25%, due 10/15/19	6,000,000	6,150,000
	5.00%, due 3/15/24	14,944,000	15,130,800
	5.25%, due 4/15/25	14,000,000	14,350,000
	5.375%, due 2/1/25	20,495,000	20,725,569
	5.875%, due 3/15/22	12,010,000	12,880,725
	5.875%, due 5/1/23	2,828,000	2,948,190
	5.875%, due 2/15/26	19,470,000	19,859,400
	6.50%, due 2/15/20	3,294,000	3,631,635
	7.50%, due 2/15/22	9,407,000	10,441,770
	7.58%, due 9/15/25	1,920,000	1,987,200
	7.69%, due 6/15/25	705,000	750,825
	8.00%, due 10/1/18	4,984,000	5,582,080
	8.36%, due 4/15/24	2,494,000	2,730,930
	HealthSouth Corp.
	5.75%, due 11/1/24 (d)	2,240,000	2,211,082
	5.75%, due 11/1/24	11,105,000	10,961,634
	Molina Healthcare, Inc. 5.375%, due 11/15/22 (d)	22,000,000	21,945,000
	MPH Acquisition Holdings LLC 6.625%, due 4/1/22 (d)	59,148,000	59,221,935
	Tenet Healthcare Corp.
	4.012%, due 6/15/20 (d)(g)	2,000,000	1,965,000
	6.00%, due 10/1/20	10,000,000	10,575,000
	6.75%, due 6/15/23	20,000,000	18,500,000
			323,040,562
	Holding Companies - Diversified 1.2%
	Carlson Travel Holdings, Inc. 7.50%, due 8/15/19 (a)(d)	65,436,000	62,818,560
	CFG Holdings, Ltd. / CFG Finance LLC 11.50%, due 11/15/19 (d)	25,895,000	24,600,250
	James Hardie International Finance, Ltd. 5.875%, due 2/15/23 (d)	13,835,000	13,973,350
	Nielsen Co. Luxembourg S.A.R.L. (The) 5.50%, due 10/1/21 (d)	4,500,000	4,623,750
			106,015,910
	Home Builders 2.6%
	Allegion U.S. Holding Co., Inc. 5.75%, due 10/1/21	19,800,000	20,592,000
	Ashton Woods USA LLC / Ashton Woods Finance Co. 6.875%, due 2/15/21 (d)	34,900,000	29,665,000
	AV Homes, Inc. 8.50%, due 7/1/19	24,860,000	24,487,100
	Brookfield Residential Properties, Inc.
	6.375%, due 5/15/25 (d)	5,665,000	4,772,763
	6.50%, due 12/15/20 (d)	11,305,000	10,231,025
	Brookfield Residential Properties, Inc. / Brookfield Residential U.S. Corp. 6.125%, due 7/1/22 (d)	29,141,000	25,571,227
	CalAtlantic Group, Inc. 6.625%, due 5/1/20	1,072,000	1,155,080
	Century Communities, Inc. 6.875%, due 5/15/22	25,336,000	22,865,740
	D.R. Horton, Inc.
	4.75%, due 2/15/23	4,070,000	4,059,825
	5.75%, due 8/15/23	3,605,000	3,794,263
	Mattamy Group Corp. 6.50%, due 11/15/20 (d)	36,862,000	33,544,420
	Meritage Homes Corp. 7.00%, due 4/1/22	1,500,000	1,537,500
	WCI Communities, Inc. 6.875%, due 8/15/21	12,355,000	12,602,100
	Woodside Homes Co. LLC / Woodside Homes Finance, Inc. 6.75%, due 12/15/21 (d)	26,501,000	22,989,617
			217,867,660
	Household Products & Wares 0.5%
	Century Intermediate Holding Co. 2 9.75%, due 2/15/19 (a)(d)	10,120,000	10,322,400
	Prestige Brands, Inc. 5.375%, due 12/15/21 (d)	7,500,000	7,312,500
	Spectrum Brands, Inc.
	5.75%, due 7/15/25 (d)	7,000,000	7,175,000
	6.375%, due 11/15/20	6,435,000	6,788,925
	6.625%, due 11/15/22	7,535,000	8,024,775
			39,623,600
	Housewares 0.3%
	American Greetings Corp. 7.375%, due 12/1/21	10,500,000	10,683,750
	RSI Home Products, Inc. 6.50%, due 3/15/23 (d)	15,180,000	15,597,450
	Scotts Miracle-Gro Co. (The) 6.00%, due 10/15/23 (d)	1,500,000	1,567,500
			27,848,700
	Insurance 1.4%
	American Equity Investment Life Holding Co. 6.625%, due 7/15/21	27,660,000	28,766,400
	CNO Financial Group, Inc. 4.50%, due 5/30/20	2,370,000	2,429,250
	Fairfax Financial Holdings, Ltd.
	7.375%, due 4/15/18	9,092,000	9,780,564
	8.30%, due 4/15/26	5,395,000	6,546,450
	Fidelity & Guaranty Life Holdings, Inc. 6.375%, due 4/1/21 (d)	29,148,000	29,876,700
	Ironshore Holdings (U.S.), Inc. 8.50%, due 5/15/20 (d)	12,890,000	14,971,593
	USI, Inc. 7.75%, due 1/15/21 (d)	29,460,000	26,440,350
			118,811,307
	Internet 1.5%
	Cogent Communications Group, Inc. 5.375%, due 3/1/22 (d)	3,600,000	3,492,000
	Match Group, Inc. 6.75%, due 12/15/22 (d)	67,124,000	67,124,000
	Netflix, Inc.
	5.375%, due 2/1/21	10,580,000	11,373,500
	5.50%, due 2/15/22 (d)	19,265,000	19,842,950
	5.75%, due 3/1/24	12,966,000	13,322,565
	5.875%, due 2/15/25 (d)	5,546,000	5,719,312
	VeriSign, Inc. 5.25%, due 4/1/25	9,800,000	9,693,376
			130,567,703
	Investment Company 0.4%
	American Capital, Ltd. 6.50%, due 9/15/18 (d)	33,330,000	34,246,575

	Investment Management/Advisory Services 0.6%
	Drawbridge Special Opportunities Fund, L.P. / Drawbridge Special Opportunities Finance 5.00%, due 8/1/21 (d)	29,020,000	27,859,200
	National Financial Partners Corp. 9.00%, due 7/15/21 (d)	24,082,000	21,673,800
			49,533,000
	Iron & Steel 1.0%
	Allegheny Ludlum Corp. 6.95%, due 12/15/25	6,860,000	3,532,900
	Allegheny Technologies, Inc. 7.625%, due 8/15/23	21,940,000	14,480,400
	BlueScope Steel Finance, Ltd. / BlueScope Steel Finance USA LLC 7.125%, due 5/1/18 (d)	41,043,000	39,401,280
	Cliffs Natural Resources, Inc. 8.25%, due 3/31/20 (d)	7,655,000	5,511,600
	Evraz, Inc. N.A. 7.50%, due 11/15/19 (d)	22,270,000	19,642,140
			82,568,320
	Leisure Time 1.1%
	Brunswick Corp. 4.625%, due 5/15/21 (d)	19,791,000	19,741,522
	Carlson Wagonlit B.V. 6.875%, due 6/15/19 (d)	71,625,000	73,057,500
			92,799,022
	Lodging 0.7%
	Choice Hotels International, Inc.
	5.70%, due 8/28/20	2,000,000	2,115,000
	5.75%, due 7/1/22	20,500,000	21,627,500
	FelCor Lodging, L.P. 5.625%, due 3/1/23	10,497,000	10,483,879
	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp. 5.625%, due 10/15/21	20,930,000	21,557,900
			55,784,279
	Machinery - Construction & Mining 0.2%
	BlueLine Rental Finance Corp. 7.00%, due 2/1/19 (d)	18,325,000	14,385,125
	Vander Intermediate Holding II Corp. 9.75%, due 2/1/19 (a)(d)	1,740,000	839,550
			15,224,675
	Machinery - Diversified 0.5%
	Briggs & Stratton Corp. 6.875%, due 12/15/20	8,945,000	9,638,238
	SPX FLOW, Inc. 6.875%, due 9/1/17	12,205,000	12,891,531
	Zebra Technologies Corp. 7.25%, due 10/15/22	17,365,000	18,059,600
			40,589,369
	Media 5.7%
	Altice U.S. Finance I Corp. 5.375%, due 7/15/23 (d)	23,580,000	23,697,900
	Cablevision Systems Corp. 7.75%, due 4/15/18	22,910,000	23,196,375
¤	CCO Holdings LLC / CCO Holdings Capital Corp.
	5.125%, due 2/15/23	23,000,000	22,942,500
	5.125%, due 5/1/23 (d)	16,578,000	16,578,000
	5.25%, due 9/30/22	3,000,000	3,037,500
	5.375%, due 5/1/25 (d)	8,880,000	8,791,200
	5.75%, due 1/15/24	1,598,000	1,643,943
	5.875%, due 5/1/27 (d)	13,195,000	12,997,075
	6.50%, due 4/30/21	26,527,000	27,670,844
	7.00%, due 1/15/19	8,657,000	8,840,961
	CCO Safari II LLC
	3.579%, due 7/23/20 (d)	4,000,000	4,022,556
	4.464%, due 7/23/22 (d)	6,165,000	6,176,048
	CCOH Safari LLC 5.75%, due 2/15/26 (d)	14,035,000	13,955,983
	Cogeco Communications, Inc. 4.875%, due 5/1/20 (d)	18,580,000	18,649,675
	CSC Holdings LLC 7.625%, due 7/15/18	8,885,000	9,373,675
	DISH DBS Corp.
	4.625%, due 7/15/17	2,000,000	2,040,000
	5.125%, due 5/1/20	1,000,000	992,500
	5.875%, due 7/15/22	7,525,000	7,082,906
	5.875%, due 11/15/24	9,210,000	8,208,413
	Midcontinent Communications & Midcontinent Finance Corp. 6.875%, due 8/15/23 (d)	5,000,000	5,050,000
	Neptune Finco Corp. 10.125%, due 1/15/23 (d)	21,000,000	22,207,500
¤	Nielsen Finance LLC / Nielsen Finance Co.
	4.50%, due 10/1/20	13,665,000	13,861,503
	5.00%, due 4/15/22 (d)	69,960,000	70,572,150
	Numericable-SFR 6.00%, due 5/15/22 (d)	47,825,000	47,107,625
	Quebecor Media, Inc. 5.75%, due 1/15/23	49,150,000	49,457,187
	Videotron, Ltd.
	5.00%, due 7/15/22	21,754,000	21,944,348
	5.375%, due 6/15/24 (d)	28,095,000	28,305,712
			478,404,079
	Metal Fabricate & Hardware 1.1%
	A.M. Castle & Co. 12.75%, due 12/15/16	31,236,000	22,470,398
	Optimas OE Solutions Holding LLC / Optimas OE Solutions, Inc. 8.625%, due 6/1/21 (d)	17,235,000	13,960,350
	Wise Metals Group LLC / Wise Alloys Finance Corp. 8.75%, due 12/15/18 (d)	66,210,000	55,450,875
			91,881,623
	Mining 2.4%
	Alamos Gold, Inc. 7.75%, due 4/1/20 (d)	45,555,000	37,924,537
	Constellium N.V. 5.75%, due 5/15/24 (d)	26,000,000	19,500,000
	First Quantum Minerals, Ltd. 7.25%, due 10/15/19 (d)	22,235,000	10,339,275
	Hecla Mining Co. 6.875%, due 5/1/21	46,053,000	27,746,932
	Kaiser Aluminum Corp. 8.25%, due 6/1/20	23,330,000	24,263,200
	New Gold, Inc.
	6.25%, due 11/15/22 (d)	23,795,000	17,786,763
	7.00%, due 4/15/20 (d)	39,288,000	32,805,480
	Petra Diamonds U.S. Treasury PLC 8.25%, due 5/31/20 (d)	19,480,000	14,415,200
	St. Barbara, Ltd. 8.875%, due 4/15/18 (d)	22,325,000	21,655,250
			206,436,637
	Miscellaneous - Manufacturing 1.3%
	Actuant Corp. 5.625%, due 6/15/22	2,000,000	2,020,000
	Amsted Industries, Inc. 5.00%, due 3/15/22 (d)	18,225,000	18,042,750
	CTP Transportation Products LLC / CTP Finance, Inc. 8.25%, due 12/15/19 (d)	21,845,000	22,063,450
	EnPro Industries, Inc. 5.875%, due 9/15/22	15,800,000	15,365,500
	Gates Global LLC / Gates Global Co. 6.00%, due 7/15/22 (d)	25,319,000	18,672,762
	Koppers, Inc. 7.875%, due 12/1/19	16,144,000	15,982,560
	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc. 6.75%, due 5/1/22 (d)	15,915,000	15,119,250
			107,266,272
	Oil & Gas 6.8%
	Antero Resources Corp.
	5.125%, due 12/1/22	5,000,000	4,212,500
	5.375%, due 11/1/21	10,000,000	8,475,000
	Atlas Energy Holdings Operating Co. LLC / Atlas Resource Finance Corp.
	7.75%, due 1/15/21	2,815,000	411,694
	9.25%, due 8/15/21	10,705,000	1,793,088
	California Resources Corp. 5.00%, due 1/15/20	57,791,000	11,702,677
	Calumet Specialty Products Partners, L.P. / Calumet Finance Corp.
	6.50%, due 4/15/21	48,915,000	35,218,800
	7.625%, due 1/15/22	23,680,000	17,286,400
	7.75%, due 4/15/23 (d)	4,840,000	3,533,200
	Carrizo Oil & Gas, Inc.
	6.25%, due 4/15/23	8,930,000	6,239,838
	7.50%, due 9/15/20	13,920,000	10,822,800
	Chesapeake Energy Corp.
	6.50%, due 8/15/17	19,085,000	9,351,650
	6.625%, due 8/15/20	5,745,000	1,579,875
	Chesapeake Energy Corp. (Escrow Claim Shares) 6.775%, due 3/15/19 (b)(c)(e)	15,000,000	3,225,000
	Comstock Resources, Inc.
	7.75%, due 4/1/19	24,520,000	3,003,700
	9.50%, due 6/15/20	38,189,000	4,487,208
	10.00%, due 3/15/20 (d)	57,620,000	22,327,750
	Concho Resources, Inc.
	5.50%, due 10/1/22	20,110,000	18,099,000
	6.50%, due 1/15/22	24,386,000	22,800,910
	7.00%, due 1/15/21	10,325,000	10,034,609
	Continental Resources, Inc.
	5.00%, due 9/15/22	4,440,000	3,119,100
	7.125%, due 4/1/21	11,395,000	8,475,031
	7.375%, due 10/1/20	20,295,000	14,866,087
	EnQuest PLC 7.00%, due 4/15/22 (d)	40,738,000	10,184,500
	Gulfport Energy Corp.
	6.625%, due 5/1/23	2,000,000	1,600,000
	7.75%, due 11/1/20	13,921,000	12,250,480
	Halcon Resources Corp. 8.625%, due 2/1/20 (d)	47,185,000	29,726,550
	Jones Energy Holdings LLC / Jones Energy Finance Corp. 6.75%, due 4/1/22	23,415,000	9,600,150
	LINN Energy LLC / LINN Energy Finance Corp.
	6.25%, due 11/1/19	2,691,000	336,375
	8.625%, due 4/15/20	10,430,000	1,564,500
	12.00%, due 12/15/20 (d)	12,372,000	4,392,060
	Murphy Oil USA, Inc. 6.00%, due 8/15/23	21,820,000	22,736,440
	Newfield Exploration Co. 5.625%, due 7/1/24	17,210,000	14,413,375
	Noble Energy, Inc. 5.625%, due 5/1/21	4,282,000	4,282,000
	Oasis Petroleum, Inc.
	6.50%, due 11/1/21	9,768,000	5,860,800
	6.875%, due 1/15/23	5,000,000	2,850,000
	7.25%, due 2/1/19	50,152,000	31,219,620
	PDC Energy, Inc. 7.75%, due 10/15/22	27,545,000	26,167,750
	PetroQuest Energy, Inc. 10.00%, due 9/1/17	60,090,000	34,251,300
	Rex Energy Corp.
	6.25%, due 8/1/22	43,120,000	4,743,200
	8.875%, due 12/1/20	73,205,000	8,784,600
	RSP Permian, Inc. 6.625%, due 10/1/22	17,780,000	15,824,200
	Sanchez Energy Corp.
	6.125%, due 1/15/23	12,474,000	4,989,600
	7.75%, due 6/15/21	4,055,000	1,682,825
	SM Energy Co.
	6.125%, due 11/15/22	6,954,000	3,998,550
	6.50%, due 11/15/21	7,000,000	4,075,400
	6.50%, due 1/1/23	2,535,000	1,463,963
	Stone Energy Corp. 7.50%, due 11/15/22	79,903,000	21,174,295
	Summit Midstream Holdings LLC / Summit Midstream Finance Corp. 7.50%, due 7/1/21	19,030,000	13,891,900
	W&T Offshore, Inc. 8.50%, due 6/15/19	6,800,000	1,802,000
	Whiting Petroleum Corp.
	5.00%, due 3/15/19	2,000,000	1,298,750
	6.25%, due 4/1/23	5,000,000	3,125,000
	6.50%, due 10/1/18	13,720,000	8,197,700
	WPX Energy, Inc.
	5.25%, due 1/15/17	11,635,000	11,140,512
	6.00%, due 1/15/22	46,045,000	26,706,100
	7.50%, due 8/1/20	13,455,000	8,451,085
			573,851,497
	Oil & Gas Services 1.0%
	CSI Compressco, L.P. / Compressco Finance, Inc. 7.25%, due 8/15/22	16,115,000	10,474,750
	Forum Energy Technologies, Inc. 6.25%, due 10/1/21	30,445,000	24,356,000
	Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas, Inc.
	6.50%, due 11/15/20	4,060,000	2,050,300
	6.625%, due 5/1/21	14,620,000	7,163,800
	6.75%, due 2/1/22	17,296,000	8,258,840
	6.875%, due 2/15/23	38,038,000	18,163,145
	FTS International, Inc.
	6.25%, due 5/1/22	15,605,000	2,925,938
	8.012%, due 6/15/20 (d)(g)	6,500,000	4,308,824
	Weatherford International, Ltd. 5.125%, due 9/15/20	11,560,000	8,236,500
			85,938,097
	Packaging & Containers 0.7%
	AEP Industries, Inc. 8.25%, due 4/15/19	18,194,000	18,353,198
	Novelis, Inc.
	8.375%, due 12/15/17	26,275,000	25,224,000
	8.75%, due 12/15/20	17,000,000	15,451,300
			59,028,498
	Pharmaceuticals 3.2%
	Alphabet Holding Co., Inc. 7.75%, due 11/1/17 (a)	54,479,000	53,253,222
	DPx Holdings B.V. 7.50%, due 2/1/22 (d)	19,905,000	18,636,056
	Endo Finance LLC 5.75%, due 1/15/22 (d)	7,480,000	7,442,600
	Endo Finance LLC / Endo Finco, Inc. 5.875%, due 1/15/23 (d)	7,300,000	7,245,250
	Endo Ltd. / Endo Finance LLC / Endo Finco, Inc.
	6.00%, due 7/15/23 (d)	9,850,000	9,899,250
	6.00%, due 2/1/25 (d)	13,945,000	13,772,361
	Grifols Worldwide Operations, Ltd. 5.25%, due 4/1/22	6,996,000	7,101,640
	NBTY, Inc. 9.00%, due 10/1/18	20,200,000	20,692,880
	Quintiles Transnational Corp. 4.875%, due 5/15/23 (d)	15,575,000	15,769,688
¤	Valeant Pharmaceuticals International, Inc.
	5.875%, due 5/15/23 (d)	15,866,000	14,200,070
	6.125%, due 4/15/25 (d)	28,270,000	25,407,663
	6.375%, due 10/15/20 (d)	28,284,000	27,152,640
	6.75%, due 8/15/18 (d)	20,775,000	20,684,109
	7.50%, due 7/15/21 (d)	33,600,000	33,327,000
			274,584,429
	Pipelines 2.1%
	ANR Pipeline Co.
	7.375%, due 2/15/24	2,555,000	3,004,547
	9.625%, due 11/1/21	10,349,000	13,391,937
	Copano Energy LLC / Copano Energy Finance Corp. 7.125%, due 4/1/21	11,307,000	11,128,598
	Genesis Energy, L.P. / Genesis Energy Finance Corp. 6.75%, due 8/1/22	32,345,000	26,522,900
	Hiland Partners, L.P. / Hiland Partners Finance Corp. 7.25%, due 10/1/20 (d)	16,275,000	16,112,250
	MPLX, L.P.
	4.875%, due 12/1/24 (d)	16,400,000	12,799,856
	4.875%, due 6/1/25 (d)	26,295,000	20,537,657
	5.50%, due 2/15/23 (d)	7,685,000	6,386,389
	NuStar Logistics, L.P. 6.75%, due 2/1/21	10,295,000	9,265,500
	Targa Resources Partners, L.P. / Targa Resources Partners Finance Corp.
	5.00%, due 1/15/18	11,500,000	10,738,125
	6.625%, due 10/1/20 (d)	44,244,000	38,381,670
	Tesoro Logistics, L.P. / Tesoro Logistics Finance Corp. 5.50%, due 10/15/19 (d)	2,500,000	2,321,875
	Williams Partners, L.P. 6.125%, due 7/15/22	7,284,000	5,939,221
			176,530,525
	Real Estate 1.6%
	AAF Holdings LLC / AAF Finance Co. 12.00%, due 7/1/19 (a)(d)	32,789,463	27,543,149
	CBRE Services, Inc.
	5.00%, due 3/15/23	29,487,000	29,743,390
	5.25%, due 3/15/25	7,580,000	7,830,534
	Crescent Resources LLC / Crescent Ventures, Inc. 10.25%, due 8/15/17 (d)	6,740,000	6,740,000
	Forestar USA Real Estate Group, Inc. 8.50%, due 6/1/22 (d)	13,000,000	11,927,500
	Howard Hughes Corp. (The) 6.875%, due 10/1/21 (d)	20,385,000	20,385,000
	Rialto Holdings LLC / Rialto Corp. 7.00%, due 12/1/18 (d)	30,115,000	30,115,000
			134,284,573
	Real Estate Investment Trusts 3.4%
¤	Crown Castle International Corp.
	4.875%, due 4/15/22	8,995,000	9,441,962
	5.25%, due 1/15/23	99,468,000	105,933,420
	DuPont Fabros Technology, L.P. 5.625%, due 6/15/23	17,000,000	17,085,000
¤	Equinix, Inc.
	5.375%, due 1/1/22	17,368,000	18,062,720
	5.375%, due 4/1/23	19,970,000	20,668,950
	5.75%, due 1/1/25	26,337,000	27,061,267
	5.875%, due 1/15/26	19,245,000	19,918,575
	GEO Group, Inc. (The) 6.625%, due 2/15/21	19,100,000	19,505,875
	Host Hotels & Resorts, L.P.
	5.25%, due 3/15/22	5,000,000	5,403,445
	6.00%, due 10/1/21	14,860,000	16,845,920
	MPT Operating Partnership, L.P. / MPT Finance Corp. 5.50%, due 5/1/24	8,961,000	8,826,585
	Sabra Health Care, L.P. / Sabra Capital Corp.
	5.375%, due 6/1/23	5,570,000	5,583,925
	5.50%, due 2/1/21	9,030,000	9,210,600
			283,548,244
	Retail 5.1%
	AmeriGas Finance LLC / AmeriGas Finance Corp.
	6.75%, due 5/20/20	8,720,000	8,632,800
	7.00%, due 5/20/22	9,697,000	9,503,060
	Asbury Automotive Group, Inc.
	6.00%, due 12/15/24	20,673,000	20,207,857
	6.00%, due 12/15/24 (d)	4,690,000	4,584,475
	AutoNation, Inc. 6.75%, due 4/15/18	10,000,000	10,857,520
	BMC Stock Holdings, Inc. 9.00%, due 9/15/18 (d)	19,420,000	20,148,250
	Cash America International, Inc. 5.75%, due 5/15/18	14,455,000	14,202,038
	CVS Health Corp.
	4.75%, due 12/1/22 (d)	2,380,000	2,598,786
	5.00%, due 12/1/24 (d)	3,900,000	4,297,995
	Dollar Tree, Inc. 5.75%, due 3/1/23 (d)	36,630,000	38,598,862
	DriveTime Automotive Group, Inc. / DT Acceptance Corp. 8.00%, due 6/1/21 (d)	32,064,000	28,617,120
	Ferrellgas, L.P. / Ferrellgas Finance Corp. 6.75%, due 6/15/23 (d)	15,865,000	12,057,400
	GameStop Corp. 5.50%, due 10/1/19 (d)	10,925,000	10,692,844
	Group 1 Automotive, Inc.
	5.00%, due 6/1/22	6,665,000	6,340,081
	5.25%, due 12/15/23 (d)	7,000,000	6,580,000
	Guitar Center, Inc. 6.50%, due 4/15/19 (d)	7,225,000	6,087,063
	L Brands, Inc.
	5.625%, due 2/15/22	7,725,000	8,302,444
	6.625%, due 4/1/21	13,980,000	15,552,750
	6.875%, due 11/1/35 (d)	9,000,000	9,303,750
	8.50%, due 6/15/19	3,395,000	3,955,175
	Men's Wearhouse, Inc. (The) 7.00%, due 7/1/22	90,846,000	64,954,890
	Outerwall, Inc.
	5.875%, due 6/15/21	28,840,000	22,855,700
	6.00%, due 3/15/19	3,500,000	3,040,625
	Penske Automotive Group, Inc.
	5.375%, due 12/1/24	7,265,000	7,047,050
	5.75%, due 10/1/22	26,025,000	25,829,812
	Radio Systems Corp. 8.375%, due 11/1/19 (d)	32,225,000	33,191,750
	Sonic Automotive, Inc. 7.00%, due 7/15/22	8,625,000	8,948,438
	Yum! Brands, Inc.
	3.75%, due 11/1/21	4,710,000	4,268,438
	3.875%, due 11/1/20	3,000,000	2,880,000
	3.875%, due 11/1/23	7,000,000	6,090,000
	5.30%, due 9/15/19	7,500,000	7,725,000
			427,951,973
	Semiconductors 0.5%
	Micron Technology, Inc.
	5.25%, due 8/1/23 (d)	14,000,000	11,340,000
	5.50%, due 2/1/25	26,310,000	20,784,900
	Qorvo, Inc.
	6.75%, due 12/1/23 (d)	5,430,000	5,362,125
	7.00%, due 12/1/25 (d)	7,370,000	7,314,725
			44,801,750
	Software 1.4%
	ACI Worldwide, Inc. 6.375%, due 8/15/20 (d)	43,570,000	44,659,250
	Activision Blizzard, Inc. 5.625%, due 9/15/21 (d)	23,860,000	25,053,000
	Emdeon, Inc. 6.00%, due 2/15/21 (d)	11,210,000	10,425,300
	MSCI, Inc.
	5.25%, due 11/15/24 (d)	24,537,000	25,303,781
	5.75%, due 8/15/25 (d)	10,030,000	10,606,725
			116,048,056
	Storage & Warehousing 0.4%
	Algeco Scotsman Global Finance PLC
	8.50%, due 10/15/18 (d)	44,200,000	34,476,000
	10.75%, due 10/15/19 (d)	10,565,000	3,644,925
			38,120,925
	Telecommunications 6.9%
	CenturyLink, Inc. 5.625%, due 4/1/25	19,700,000	16,745,000
	DigitalGlobe, Inc. 5.25%, due 2/1/21 (d)	28,276,000	24,741,500
	Frontier Communications Corp.
	6.25%, due 9/15/21	26,410,000	22,250,425
	8.875%, due 9/15/20 (d)	9,665,000	9,701,244
	10.50%, due 9/15/22 (d)	27,020,000	26,276,950
	Hughes Satellite Systems Corp.
	6.50%, due 6/15/19	12,627,000	13,826,565
	7.625%, due 6/15/21	26,500,000	28,553,750
	Intelsat Jackson Holdings S.A.
	5.50%, due 8/1/23	2,100,000	1,674,750
	6.625%, due 12/15/22	4,540,000	2,939,650
	7.25%, due 4/1/19	43,500,000	39,476,250
	7.25%, due 10/15/20	14,800,000	12,728,000
	Sable International Finance, Ltd. 8.75%, due 2/1/20 (d)	12,750,000	13,323,750
	Sprint Communications, Inc.
	7.00%, due 3/1/20 (d)	3,265,000	3,134,400
	9.00%, due 11/15/18 (d)	20,396,000	20,803,920
	9.25%, due 4/15/22	13,690,000	13,142,400
	Sprint Corp.
	7.125%, due 6/15/24	15,335,000	10,351,125
	7.875%, due 9/15/23	10,185,000	7,256,813
¤	T-Mobile USA, Inc.
	6.125%, due 1/15/22	20,675,000	21,036,812
	6.25%, due 4/1/21	20,085,000	20,436,487
	6.375%, due 3/1/25	44,822,000	44,934,055
	6.50%, due 1/15/24	14,445,000	14,589,450
	6.50%, due 1/15/26	35,790,000	35,790,000
	6.625%, due 11/15/20	1,000,000	1,028,500
	6.625%, due 4/1/23	40,925,000	41,845,812
	6.731%, due 4/28/22	38,575,000	39,587,594
¤	Virgin Media Secured Finance PLC
	5.25%, due 1/15/21	83,145,000	88,029,769
	5.25%, due 1/15/26 (d)	9,295,000	9,202,050
			583,407,021
	Transportation 0.8%
	Florida East Coast Holdings Corp.
	6.75%, due 5/1/19 (d)	50,325,000	46,047,375
	9.75%, due 5/1/20 (d)	32,270,000	19,442,675
			65,490,050
	Trucking & Leasing 0.2%
	TRAC Intermodal LLC / TRAC Intermodal Corp. 11.00%, due 8/15/19	12,985,000	13,926,413
	Total Corporate Bonds (Cost $8,501,837,175)		7,680,729,251

	Loan Assignments 0.8% (h)
	Lodging 0.3%
	Cannery Casino Resorts LLC
	New Term Loan B 6.00%, due 10/2/18	9,732,491	9,562,172
	New 2nd Lien Term Loan 12.50%, due 10/2/19 (a)	17,589,071	16,724,270
			26,286,442
	Metal Fabricate & Hardware 0.2%
	Neenah Foundry Co. Term Loan 6.768%, due 4/26/17 (b)(e)	15,015,866	14,865,707

	Pharmaceuticals 0.2%
	Phibro Animal Health Corp. Term Loan B 4.00%, due 4/16/21	13,297,500	12,981,684

	Transportation 0.1%
	Commercial Barge Line Co. 2015 1st Lien Term Loan 9.75%, due 11/12/20	14,000,000	12,250,000

	Total Loan Assignments (Cost $68,083,234)		66,383,833

	Total Long-Term Bonds (Cost $8,706,935,970)		7,863,708,067

		Shares
	Common Stocks 0.4%
	Auto Parts & Equipment 0.1%
¤	Exide Technologies, Inc. (b)(c)(d)(e)	1,416,537	3,966,303

	Electric 0.0%‡
	Upstate New York Power Producers, Inc. (b)(c)(e)(i)	51,473	1,904,501

	Entertainment 0.0%‡
	Affinity Gaming LLC (b)(e)(i)	275,000	3,781,250

	Lodging 0.2%
	Majestic Star Casino LLC Membership Units (b)(c)(e)(i)	446,020	156,107
	Starwood Hotels & Resorts Worldwide, Inc.	195,170	12,147,381
			12,303,488
	Media 0.0%‡
	ION Media Networks, Inc. (b)(c)(e)(i)	2,267	985,125

	Metal Fabricate & Hardware 0.1%
	Neenah Enterprises, Inc. (b)(c)(e)(i)	717,799	8,728,436

	Total Common Stocks (Cost $78,037,877)		31,669,103

	Exchange-Traded Fund 0.2% (j)
	SPDR Gold Shares (i)	169,400	18,119,024

	Total Exchange-Traded Fund (Cost $19,294,653)		18,119,024

	Preferred Stock 0.1%
	Banks 0.1%
	GMAC Capital Trust I 8.125%	177,800	4,525,010

	Total Preferred Stock (Cost $4,252,918)		4,525,010

	Principal Amount
Short-Term Investment 4.5%
Repurchase Agreement 4.5%
Fixed Income Clearing Corp. 0.03%, dated 1/29/16 due 2/1/16 Proceeds at Maturity $380,102,874 (Collateralized by United States Treasury securities with rates between 1.25% and 8.125% and maturity dates between 8/15/19 and 10/31/19, with a Principal Amount of $349,140,000 and a Market Value of $387,708,515)	$380,101,924	380,101,924
Total Short-Term Investment (Cost $380,101,924)		380,101,924
Total Investments (Cost $9,188,623,342) (k)	98.4%	8,298,123,128
Other Assets, Less Liabilities	1.6	136,193,720
Net Assets	100.0%	$8,434,316,848

¤	Among the Fund's 10 largest holdings or issuers held, as of January 31, 2016, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	PIK ("Payment-in-Kind") - issuer may pay interest or dividends with additional securities and/or in cash.
(b)	Illiquid security - As of January 31, 2016, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $184,089,336, which represented 2.2% of the Fund's net assets.
(c)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of January 31, 2016, the total market value of these securities was $165,442,379, which represented 2.0% of the Fund's net assets.
(d)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(e)	Restricted security.
(f)	Issue in default.
(g)	Floating rate - Rate shown was the rate in effect as of January 31, 2016.
(h)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown is the weighted average interest rate of all contracts within the floating rate loan facility as of January 31, 2016.
(i)	Non-income producing security.
(j)	Exchange-Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(k)	As of January 31, 2016, cost was $9,190,775,841 for federal income tax purposes and net unrealized depreciation was as follows:

Gross unrealized appreciation	$101,055,252
Gross unrealized depreciation	(993,707,965)
Net unrealized depreciation	$(892,652,713)

The following abbreviation is used in the preceding pages:

SPDR	—Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2016, for valuing the Fund's assets.

Asset Valuation Inputs

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Convertible Bonds (b)	$—	$62,944,791	$53,650,192	$116,594,983
Corporate Bonds (c)	—	7,584,677,536	96,051,715	7,680,729,251
Loan Assignments (d)	—	39,268,126	27,115,707	66,383,833
Total Long-Term Bonds	—	7,686,890,453	176,817,614	7,863,708,067
Common Stocks (e)	12,147,381	3,781,250	15,740,472	31,669,103
Exchange-Traded Fund	18,119,024	—	—	18,119,024
Preferred Stock	4,525,010	—	—	4,525,010
Short-Term Investment
Repurchase Agreement	—	380,101,924	—	380,101,924
Total Investments in Securities	$34,791,415	$8,070,773,627	$192,558,086	$8,298,123,128

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 securities valued at $50,438,564 and $3,211,628 are held in Auto Parts & Equipment and Electric, respectively, within the Convertible Bonds section of the Portfolio of Investments.

(c)	The Level 3 securities valued at $56,514,215, $36,312,500 and $3,225,000 are held in Auto Parts & Equipment, Entertainment and Oil & Gas, respectively, within the Corporate Bonds section of the Portfolio of Investments.

(d)	The level 3 securities valued at $14,865,707 and $12,250,000 are held in Metal Fabricate & Hardware and Transportation, respectively, within the Loan Assignments section of the Portfolio of Investments.

(e)	The Level 3 securities valued at $3,966,303, $1,904,501, $156,107, $985,125 and $8,728,436 are held in Auto Parts & Equipment, Electric, Lodging, Media and Metal Fabricate & Hardware, respectively, within the Common Stocks section of the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2016, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2016, a security with a market value of $15,001,923 transferred from Level 2 to Level 3. The transfer occurred as a result of utilizing significant unobservable inputs. As of October 31, 2015, the fair value obtained for this Loan Assignment, from an independent pricing service, utilized significant observable inputs.

As of January 31, 2016, a security with a market value of $14,619,375 transferred from Level 3 to Level 2. The transfer occurred as a result of utilizing significant observable inputs. As of October 31, 2015, the fair value obtained for this Loan Assignment, from an independent pricing service, utilized significant unobservable inputs.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2015	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases		Sales (a)	Transfers in to Level 3	Transfers out of Level 3	Balance as of January 31, 2016	Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of January 31, 2016
Long-Term Bonds
Convertible Bonds
Auto Parts & Equipment	$53,295,813	$172,662	$-	$(5,869,662)	$2,839,751	(b)	$-	$-	$-	$50,438,564	$(5,869,662)
Electric	4,369,159	-	98,581	(62,927)	400,840	(b)	(1,594,025)	-	-	3,211,628	107,363
Corporate Bonds
Auto Parts & Equipment	54,289,499	197,304	-	(589,901)	2,617,313	(b)	-	-	-	56,514,215	(589,901)
Entertainment	36,312,500	-	-	-	-		-	-	-	36,312,500	-
Oil & Gas	3,900,000	-	-	(675,000)	-		-	-	-	3,225,000	(675,000)
Loan Assignments
Lodging	14,619,375	-	-	-	-		-	-	(14,619,375)	-	-
Metal, Fabricate & Hardware	-	42,968	3,609	31,719	-		(214,512)	15,001,923	-	14,865,707	31,719
Retail	6,007,500	-	(765,000)	(7,500)	-		(5,235,000)	-	-	-	-
Transportation	-	28,462	-	(1,078,462)	13,300,000		-	-	-	12,250,000	(1,078,462)
Common Stocks
Auto Parts & Equipment	5,666,148	-	-	(1,699,845)	-		-	-	-	3,966,303	(1,699,845)
Electric	2,316,285	-	-	(411,784)	-		-	-	-	1,904,501	(411,784)
Lodging	156,107	-	-	-	-		-	-	-	156,107	-
Media	985,125	-	-	-	-		-	-	-	985,125	-
Metal, Fabricate & Hardware	8,728,436	-	-	-	-		-	-	-	8,728,436	-
Total	$190,645,947	$441,396	$(662,810)	$(10,363,362)	$19,157,904		$(7,043,537)	$15,001,923	$(14,619,375)	$192,558,086	$(10,185,572)

(a) Sales include principal reductions.

(b) Purchases include PIK securities.

As of January 31, 2016, the Fund held the following restricted securities:

		Principal
	Date(s) of	Amount/		1/31/16	Percent of
Security	Acquisition	Shares	Cost	Value	Net Assets
Affinity Gaming LLC
Common Stock	5/4/12	275,000	$3,093,750	$3,781,250	0.0	%‡
Chesapeake Energy Corp. (Escrow Claim Shares)
Corporate Bond
6.775%, due 3/15/19	11/26/14	$15,000,000	—	3,225,000	0.0	‡
Exide Technologies, Inc.
Common Stock	4/30/15	1,416,537	53,286,096	3,966,303	0.1
Exide Technologies, Inc. (Escrow Claim Shares)
Corporate Bond
8.625%, due 2/1/18	8/28/15	$64,863,000	—	64,863	0.0	‡
ION Media Networks, Inc.
Common Stock	3/12/10-12/20/10	2,267	3,435	985,125	0.0	‡
Majestic Star Casino LLC
Membership Units Common Stock	12/1/11	446,020	892,040	156,107	0.0	‡
Neenah Enterprises, Inc.
Common Stock	7/29/10	717,799	6,079,758	8,728,436	0.1
Neenah Foundry Co.
Term Loan Loan Assignment
6.768%, due 4/26/17	5/10/13	$15,015,866	14,805,727	14,865,707	0.2
Sterling Entertainment Enterprises LLC
Corporate Bond
9.75%, due 12/31/19	12/21/12	$35,000,000	35,000,000	36,312,500	0.5
Upstate New York Power Producers, Inc.
Common Stock	5/11/99-2/28/11	51,473	875,042	1,904,501	0.0	‡
Upstate New York Power Producers, Inc. (PIK)
Convertible Bond
20.00%, due 6/15/17	12/15/13-6/16/15	$3,211,628	3,211,945	3,211,628	0.0	‡
Total			$117,247,793	$77,201,420	0.9%

‡ Less than one-tenth of a percent.

MainStay Income Builder Fund

Portfolio of Investments January 31, 2016 (Unaudited)

		Principal Amount		Value
	Long-Term Bonds 43.1%†
	Asset-Backed Securities 0.5%
	Home Equity 0.5%
	Ameriquest Mortgage Securities, Inc. Series 2003-8, Class AF5 5.14%, due 10/25/33 (a)		$32,264	$32,609
	Carrington Mortgage Loan Trust Series 2006-NC4, Class A5 0.482%, due 10/25/36 (b)		228,954	216,756
	Chase Funding Trust Series 2002-2, Class 1A5 6.333%, due 4/25/32 (a)		148,671	151,161
	CIT Group Home Equity Loan Trust Series 2003-1, Class A4 3.93%, due 3/20/32 (a)		19,300	19,495
	Citigroup Mortgage Loan Trust Series 2007-AHL2, Class A3A 0.492%, due 5/25/37 (b)		574,613	398,176
	Countrywide Asset-Backed Certificates Series 2003-5, Class AF5 5.477%, due 2/25/34 (a)		485,496	489,279
	Equity One Mortgage Pass-Through Trust
	Series 2003-4, Class AF6 5.333%, due 10/25/34 (a)		106,689	107,656
	Series 2003-3, Class AF4 5.495%, due 12/25/33 (a)		306,742	305,037
	GSAA Home Equity Trust Series 2006-14, Class A1 0.472%, due 9/25/36 (b)		5,691,659	2,782,491
	HSI Asset Securitization Corp. Trust Series 2007-NC1, Class A1 0.522%, due 4/25/37 (b)		12,781	12,426
	JPMorgan Mortgage Acquisition Trust Series 2007-HE1, Class AF1 0.522%, due 3/25/47 (b)		540,663	318,824
	MASTR Asset Backed Securities Trust Series 2006-HE4, Class A1 0.472%, due 11/25/36 (b)		727,132	316,995
	RAMP Trust
	Series 2003-RS7, Class AI6 5.34%, due 8/25/33 (b)		14,863	14,902
	Series 2003-RZ5, Class A7 5.47%, due 9/25/33 (a)		33,812	34,790
	RASC Trust Series 2002-KS2, Class AI6 6.228%, due 4/25/32 (b)		29,329	29,799
	Saxon Asset Securities Trust Series 2003-1, Class AF5 5.222%, due 6/25/33 (a)		96,449	98,410
	Soundview Home Equity Loan Trust Series 2006-EQ2, Class A2 0.532%, due 1/25/37 (b)		1,138,243	755,630
	Specialty Underwriting & Residential Finance Trust Series 2006-BC4, Class A2B 0.532%, due 9/25/37 (b)		756,689	321,481
	Terwin Mortgage Trust Series 2005-14HE, Class AF2 4.849%, due 8/25/36 (a)		79,644	81,609
				6,487,526
	Student Loans 0.0%‡
	KeyCorp Student Loan Trust Series 2000-A, Class A2 0.713%, due 5/25/29 (b)		549,726	529,951

	Total Asset-Backed Securities (Cost $8,460,655)			7,017,477

	Convertible Bonds 0.3%
	Household Products & Wares 0.2%
	Jarden Corp. 1.125%, due 3/15/34		2,650,000	3,102,156

	Transportation 0.1%
	Hornbeck Offshore Services, Inc. 1.50%, due 9/1/19		760,000	407,075

	Total Convertible Bonds (Cost $3,481,935)			3,509,231

	Corporate Bonds 37.1%
	Advertising 0.1%
	Lamar Media Corp. 5.375%, due 1/15/24		625,000	637,500

	Aerospace & Defense 0.7%
	KLX, Inc. 5.875%, due 12/1/22 (c)		3,485,000	3,258,126
	Spirit AeroSystems, Inc. 6.75%, due 12/15/20		1,000,000	1,038,125
	TransDigm, Inc.
	6.00%, due 7/15/22		1,100,000	1,078,000
	7.50%, due 7/15/21		1,600,000	1,632,000
	Triumph Group, Inc. 4.875%, due 4/1/21		3,875,000	3,080,625
				10,086,876
	Agriculture 0.0%‡
	Reynolds American, Inc. 8.125%, due 6/23/19		255,000	302,226

	Airlines 0.7%
	American Airlines Group, Inc. 4.625%, due 3/1/20 (c)		3,700,000	3,528,875
	Continental Airlines, Inc.
	Class A 7.25%, due 5/10/21		1,606,759	1,817,245
	Series 2003-ERJ1 7.875%, due 1/2/20		608,186	635,554
	U.S. Airways Group, Inc.
	Class A Series 2012-1 Pass Through Trust 5.90%, due 4/1/26		2,038,845	2,263,118
	Class A Series 2010-1 Pass Through Trust 6.25%, due 10/22/24		1,064,227	1,170,650
	UAL 2009-1 Pass-Through Trust 10.40%, due 5/1/18		349,661	367,581
				9,783,023
	Auto Manufacturers 0.7%
	Ford Motor Co.
	6.625%, due 10/1/28		1,500,000	1,715,121
	7.45%, due 7/16/31		450,000	547,152
	8.90%, due 1/15/32		215,000	269,837
	Ford Motor Credit Co. LLC 5.875%, due 8/2/21		350,000	386,371
	General Motors Financial Co., Inc.
	3.20%, due 7/13/20		1,800,000	1,765,292
	3.25%, due 5/15/18		325,000	325,928
	3.45%, due 4/10/22		3,800,000	3,649,558
	Navistar International Corp. 8.25%, due 11/1/21		2,425,000	1,509,563
				10,168,822
	Auto Parts & Equipment 0.8%
	Dana Holding Corp. 5.375%, due 9/15/21		3,780,000	3,647,700
	Goodyear Tire & Rubber Co. (The) 6.50%, due 3/1/21		625,000	656,250
	MPG Holdco I, Inc. 7.375%, due 10/15/22		3,655,000	3,520,240
	Schaeffler Finance B.V. 4.75%, due 5/15/23 (c)		3,345,000	3,244,650
				11,068,840
	Banks 3.6%
	Bank of America Corp.
	5.125%, due 12/29/49 (b)		965,000	914,338
	5.42%, due 3/15/17		135,000	140,126
	5.625%, due 7/1/20		645,000	713,343
	6.11%, due 1/29/37		980,000	1,102,899
	7.625%, due 6/1/19		1,015,000	1,177,555
	8.57%, due 11/15/24		485,000	621,878
	Capital One Financial Corp. 5.55%, due 12/29/49 (b)		4,595,000	4,569,153
	CIT Group, Inc.
	3.875%, due 2/19/19		1,740,000	1,726,080
	4.25%, due 8/15/17		650,000	656,500
	5.00%, due 8/15/22		1,175,000	1,188,248
	6.625%, due 4/1/18 (c)		750,000	792,750
	Citigroup, Inc.
	4.05%, due 7/30/22		105,000	107,034
	6.30%, due 12/29/49 (b)		2,820,000	2,735,400
	6.875%, due 6/1/25		1,715,000	2,149,459
	Discover Bank 8.70%, due 11/18/19		1,064,000	1,258,164
	Goldman Sachs Group, Inc. (The)
	3.625%, due 1/22/23		3,045,000	3,092,411
	6.75%, due 10/1/37		2,670,000	3,082,384
	JPMorgan Chase & Co. 6.125%, due 12/29/49 (b)		3,005,000	3,015,307
	Mellon Capital III 6.369%, due 9/5/66 (b)	GBP	1,950,000	2,791,335
	Mizuho Financial Group Cayman 3, Ltd. 4.60%, due 3/27/24 (c)		$2,250,000	2,345,099
	Morgan Stanley
	4.875%, due 11/1/22		1,125,000	1,196,504
	5.00%, due 11/24/25		2,535,000	2,673,180
	5.45%, due 7/29/49 (b)		2,825,000	2,726,125
	Royal Bank of Scotland Group PLC
	5.125%, due 5/28/24		800,000	803,120
	6.125%, due 12/15/22		1,530,000	1,651,572
	Santander Holdings USA, Inc. 2.65%, due 4/17/20		3,875,000	3,814,232
	Wells Fargo & Co. 5.90%, due 12/29/49 (b)		3,750,000	3,782,812
				50,827,008
	Beverages 0.4%
	Anheuser-Busch InBev Finance, Inc. 3.65%, due 2/1/26		4,000,000	4,053,948
	Constellation Brands, Inc. 4.25%, due 5/1/23		2,100,000	2,149,875
				6,203,823
	Biotechnology 0.3%
	Biogen, Inc. 3.625%, due 9/15/22		3,480,000	3,574,172

	Building Materials 1.2%
	Building Materials Corporation of America 5.375%, due 11/15/24 (c)		2,940,000	2,895,900
	Fortune Brands Home & Security, Inc. 4.00%, due 6/15/25		4,420,000	4,474,194
	Masonite International Corp. 5.625%, due 3/15/23 (c)		3,725,000	3,818,125
	USG Corp.
	6.30%, due 11/15/16		4,695,000	4,812,375
	9.75%, due 1/15/18		1,330,000	1,463,000
				17,463,594
	Chemicals 0.5%
	Ashland, Inc. 4.75%, due 8/15/22		1,890,000	1,797,862
	Dow Chemical Co. (The)
	4.125%, due 11/15/21		1,605,000	1,662,881
	8.55%, due 5/15/19		200,000	234,013
	Hexion, Inc. 6.625%, due 4/15/20		870,000	674,250
	WR Grace & Co. 5.125%, due 10/1/21 (c)		1,885,000	1,894,425
				6,263,431
	Commercial Services 1.0%
	Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
	5.125%, due 6/1/22 (c)		3,000,000	2,833,200
	5.50%, due 4/1/23		725,000	688,750
	Hertz Corp. (The)
	5.875%, due 10/15/20		450,000	443,025
	7.375%, due 1/15/21		2,245,000	2,273,062
	Service Corporation International 5.375%, due 1/15/22		3,600,000	3,744,000
	United Rentals North America, Inc.
	4.625%, due 7/15/23		1,350,000	1,309,500
	5.75%, due 11/15/24		1,600,000	1,476,000
	6.125%, due 6/15/23		710,000	683,375
				13,450,912
	Computers 0.4%
	International Business Machines Corp. 7.00%, due 10/30/25		2,050,000	2,636,958
	NCR Corp. 5.00%, due 7/15/22		3,530,000	3,353,500
				5,990,458
	Cosmetics & Personal Care 0.1%
	Albea Beauty Holdings S.A. 8.375%, due 11/1/19 (c)		1,850,000	1,928,625

	Diversified Financial Services 0.4%
	Alterra Finance LLC 6.25%, due 9/30/20		200,000	226,923
	GE Capital Trust II Series Reg S 5.50%, due 9/15/67 (b)	EUR	2,240,000	2,586,413
	General Electric Capital Corp. Series Reg S 6.50%, due 9/15/67 (b)	GBP	760,000	1,142,571
	Peachtree Corners Funding Trust 3.976%, due 2/15/25 (c)		$940,000	943,183
				4,899,090
	Electric 0.7%
	Calpine Corp. 5.75%, due 1/15/25		3,340,000	3,001,825
	FirstEnergy Transmission LLC 5.45%, due 7/15/44 (c)		3,405,000	3,558,188
	Great Plains Energy, Inc. 5.292%, due 6/15/22 (a)		1,130,000	1,262,326
	Puget Energy, Inc. 5.625%, due 7/15/22		815,000	914,683
¤	WEC Energy Group, Inc. 6.25%, due 5/15/67 (b)		1,554,717	1,119,396
				9,856,418
	Engineering & Construction 0.1%
	MasTec, Inc. 4.875%, due 3/15/23		1,760,000	1,474,000

	Entertainment 0.4%
	Mohegan Tribal Gaming Authority 9.75%, due 9/1/21		1,935,000	1,901,138
	Pinnacle Entertainment, Inc. 7.75%, due 4/1/22		3,500,000	3,815,000
	Scientific Games International, Inc. 7.00%, due 1/1/22 (c)		325,000	305,500
				6,021,638
	Finance - Auto Loans 0.3%
	Ally Financial, Inc.
	3.50%, due 1/27/19		3,250,000	3,172,813
	8.00%, due 11/1/31		770,000	866,250
				4,039,063
	Finance - Consumer Loans 0.6%
	Navient Corp. 8.00%, due 3/25/20		2,510,000	2,472,350
	OneMain Financial Holdings, Inc. 7.25%, due 12/15/21 (c)		3,305,000	3,271,950
	Springleaf Finance Corp.
	5.25%, due 12/15/19		700,000	640,500
	6.00%, due 6/1/20		775,000	707,188
	7.75%, due 10/1/21		1,765,000	1,659,100
				8,751,088
	Finance - Credit Card 0.1%
	Discover Financial Services 3.85%, due 11/21/22		1,491,000	1,522,199

	Finance - Investment Banker/Broker 0.1%
	Jefferies Group LLC
	5.125%, due 1/20/23		722,000	718,285
	6.45%, due 6/8/27		1,000,000	1,016,114
				1,734,399
	Finance - Other Services 0.2%
	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp.
	5.875%, due 2/1/22		1,195,000	1,068,031
	6.00%, due 8/1/20		2,110,000	1,980,552
				3,048,583
	Food 1.3%
	Kerry Group Financial Services 3.20%, due 4/9/23 (c)		2,899,000	2,805,110
	Kraft Heinz Foods Co. 4.875%, due 2/15/25 (c)		2,123,000	2,271,211
	Pilgrim's Pride Corp. 5.75%, due 3/15/25 (c)		2,530,000	2,435,125
	Smithfield Foods, Inc.
	6.625%, due 8/15/22		575,000	604,469
	7.75%, due 7/1/17		925,000	982,812
	Tyson Foods, Inc. 3.95%, due 8/15/24		4,235,000	4,384,301
	Whole Foods Market, Inc. 5.20%, due 12/3/25 (c)		4,250,000	4,256,800
				17,739,828
	Food Services 0.2%
	Aramark Services, Inc. 5.75%, due 3/15/20		2,500,000	2,593,813

	Hand & Machine Tools 0.2%
	Milacron LLC / Mcron Finance Corp. 7.75%, due 2/15/21 (c)		2,950,000	2,610,750

	Health Care - Products 1.1%
	Alere, Inc. 7.25%, due 7/1/18		3,300,000	3,411,375
	Boston Scientific Corp. 2.85%, due 5/15/20		3,740,000	3,745,827
	Hologic, Inc. 5.25%, due 7/15/22 (c)		3,545,000	3,669,075
	Kinetic Concepts, Inc. / KCI USA, Inc. 10.50%, due 11/1/18		1,300,000	1,261,000
	Mallinckrodt International Finance S.A. 4.75%, due 4/15/23		1,125,000	975,938
	Mallinckrodt International Finance S.A. / Mallinckrodt CB LLC
	4.875%, due 4/15/20 (c)		1,725,000	1,651,687
	5.75%, due 8/1/22 (c)		1,120,000	1,069,600
				15,784,502
	Health Care - Services 1.1%
	CHS / Community Health Systems, Inc. 5.125%, due 8/1/21		3,750,000	3,721,875
	Cigna Corp. 4.375%, due 12/15/20		270,000	292,820
	Fresenius Medical Care U.S. Finance II, Inc. 5.875%, due 1/31/22 (c)		1,985,000	2,148,762
	HCA, Inc. 5.00%, due 3/15/24		3,750,000	3,796,875
	Tenet Healthcare Corp.
	4.012%, due 6/15/20 (b)(c)		2,950,000	2,898,375
	6.00%, due 10/1/20		2,750,000	2,908,125
				15,766,832
	Home Builders 1.7%
	Beazer Homes USA, Inc.
	5.75%, due 6/15/19		885,000	778,800
	7.25%, due 2/1/23		1,185,000	977,625
	CalAtlantic Group, Inc. 8.375%, due 5/15/18		2,000,000	2,205,000
	K. Hovnanian Enterprises, Inc. 7.25%, due 10/15/20 (c)		5,435,000	4,361,587
	KB Home 7.50%, due 9/15/22		1,660,000	1,572,020
	Lennar Corp.
	4.50%, due 6/15/19		2,400,000	2,460,000
	4.50%, due 11/15/19		750,000	770,625
	MDC Holdings, Inc. 5.625%, due 2/1/20		2,750,000	2,756,875
	Shea Homes, L.P. / Shea Homes Funding Corp. 5.875%, due 4/1/23 (c)		3,320,000	3,320,000
	Toll Brothers Finance Corp. 5.875%, due 2/15/22		1,340,000	1,393,600
	TRI Pointe Group, Inc. / TRI Pointe Homes, Inc.
	4.375%, due 6/15/19		1,000,000	970,000
	5.875%, due 6/15/24		2,935,000	2,846,950
				24,413,082

	Household Products & Wares 0.1%
	Spectrum Brands, Inc. 5.75%, due 7/15/25 (c)		1,165,000	1,194,125

	Insurance 2.9%
	Allstate Corp. (The) 6.50%, due 5/15/67 (b)		3,790,000	4,114,045
	Chubb Corp. (The) 6.375%, due 4/15/37 (b)		1,660,000	1,554,590
	Genworth Holdings, Inc.
	4.90%, due 8/15/23		1,910,000	1,126,900
	6.15%, due 11/15/66 (b)		1,320,000	349,800
	Hartford Financial Services Group, Inc. (The) 6.10%, due 10/1/41		4,100,000	4,890,185
	Liberty Mutual Group, Inc.
	4.25%, due 6/15/23 (c)		250,000	256,864
	6.50%, due 3/15/35 (c)		220,000	255,281
	7.80%, due 3/7/87 (c)		1,760,000	2,006,400
	10.75%, due 6/15/88 (b)(c)		750,000	1,111,875
	Oil Insurance, Ltd. 3.585%, due 12/29/49 (b)(c)		1,320,000	1,161,600
	Pacific Life Insurance Co. 7.90%, due 12/30/23 (c)		2,575,000	3,258,835
	Progressive Corp. (The) 6.70%, due 6/15/67 (b)		3,700,000	3,681,500
	Protective Life Corp. 8.45%, due 10/15/39		1,640,000	2,203,499
	Provident Cos., Inc. 7.25%, due 3/15/28		2,115,000	2,537,357
	Prudential Financial, Inc. 5.625%, due 6/15/43 (b)		1,760,000	1,779,800
	Swiss Re Capital I, L.P. 6.854%, due 5/29/49 (b)(c)		1,350,000	1,360,125
	Validus Holdings, Ltd. 8.875%, due 1/26/40		1,690,000	2,172,561
	Voya Financial, Inc. 5.50%, due 7/15/22		1,860,000	2,080,551
	XLIT, Ltd.
	4.45%, due 3/31/25		2,615,000	2,581,800
	6.50%, due 10/29/49 (b)		2,120,000	1,538,060
				40,021,628
	Iron & Steel 0.5%
	AK Steel Corp.
	7.625%, due 10/1/21		2,710,000	982,375
	8.75%, due 12/1/18		1,900,000	1,619,750
	ArcelorMittal
	7.25%, due 2/25/22		1,500,000	1,218,750
	8.00%, due 10/15/39		2,300,000	1,621,500
	Cliffs Natural Resources, Inc.
	5.90%, due 3/15/20		1,085,000	163,835
	5.95%, due 1/15/18		645,000	129,000
	United States Steel Corp. 7.375%, due 4/1/20		2,250,000	1,068,750
				6,803,960
	Lodging 0.8%
	MGM Resorts International
	6.75%, due 10/1/20		4,600,000	4,784,000
	8.625%, due 2/1/19		80,000	88,800
	Starwood Hotels & Resorts Worldwide, Inc.
	6.75%, due 5/15/18		265,000	289,467
	7.15%, due 12/1/19		1,900,000	2,204,015
	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
	4.25%, due 5/30/23 (c)		1,850,000	1,572,500
	5.50%, due 3/1/25 (c)		1,905,000	1,670,447
				10,609,229
	Machinery - Construction & Mining 0.2%
	Terex Corp.
	6.00%, due 5/15/21		725,000	652,500
	6.50%, due 4/1/20		2,400,000	2,292,000
				2,944,500
	Machinery - Diversified 0.2%
	Zebra Technologies Corp. 7.25%, due 10/15/22		3,210,000	3,338,400

	Media 1.1%
	CCO Holdings LLC / CCO Holdings Capital Corp. 5.75%, due 1/15/24		1,555,000	1,599,706
	CCO Safari II LLC 4.464%, due 7/23/22 (c)		3,890,000	3,896,971
	Clear Channel Worldwide Holdings, Inc. Series B 6.50%, due 11/15/22		3,150,000	2,917,687
	DISH DBS Corp.
	5.875%, due 7/15/22		2,050,000	1,929,562
	7.125%, due 2/1/16		1,400,000	1,400,000
	iHeartCommunications, Inc. 9.00%, due 3/1/21		3,070,000	1,995,500
	NBC Universal Media LLC 5.15%, due 4/30/20		160,000	179,770
	Time Warner Entertainment Co., L.P. 8.375%, due 3/15/23		800,000	977,497
	Time Warner, Inc. 7.70%, due 5/1/32		300,000	366,010
				15,262,703
	Mining 0.3%
	Aleris International, Inc. 7.875%, due 11/1/20		2,338,000	1,800,260
	Anglo American Capital PLC 9.375%, due 4/8/19 (c)		250,000	200,625
	Rio Tinto Finance USA, Ltd. 9.00%, due 5/1/19		1,300,000	1,507,823
				3,508,708
	Miscellaneous - Manufacturing 0.6%
	Amsted Industries, Inc. 5.00%, due 3/15/22 (c)		3,785,000	3,747,150
	Gates Global LLC / Gates Global Co. 6.00%, due 7/15/22 (c)		3,180,000	2,345,250
	Siemens Financieringsmaatschappij N.V. 6.125%, due 8/17/26 (c)		300,000	376,379
	Textron Financial Corp. 6.00%, due 2/15/67 (b)(c)		3,540,000	2,513,400
				8,982,179
	Oil & Gas 1.1%
	Berry Petroleum Co. LLC 6.375%, due 9/15/22		1,490,000	298,000
	California Resources Corp.
	5.00%, due 1/15/20		269,000	54,473
	8.00%, due 12/15/22 (c)		720,000	286,200
	CHC Helicopter S.A. 9.25%, due 10/15/20		2,871,000	1,263,240
	Chesapeake Energy Corp. 6.625%, due 8/15/20		1,750,000	481,250
	CITGO Petroleum Corp. 6.25%, due 8/15/22 (c)		1,980,000	1,895,850
	Denbury Resources, Inc. 6.375%, due 8/15/21		2,550,000	918,000
	Eni S.p.A. 4.15%, due 10/1/20 (c)		1,825,000	1,904,793
	EP Energy LLC / Everest Acquisition Finance, Inc. 9.375%, due 5/1/20		1,075,000	456,875
	LINN Energy LLC / LINN Energy Finance Corp. 8.625%, due 4/15/20		5,350,000	802,500
	Precision Drilling Corp.
	6.50%, due 12/15/21		1,485,000	965,250
	6.625%, due 11/15/20		635,000	438,150
	SM Energy Co.
	5.00%, due 1/15/24		1,970,000	1,058,875
	6.125%, due 11/15/22		2,240,000	1,288,000
	Sunoco, L.P. / Sunoco Finance Corp.
	5.50%, due 8/1/20 (c)		2,000,000	1,875,000
	6.375%, due 4/1/23 (c)		2,075,000	1,914,187
				15,900,643
	Oil & Gas Services 0.2%
	Basic Energy Services, Inc. 7.75%, due 2/15/19		2,520,000	670,320
	PHI, Inc. 5.25%, due 3/15/19		2,005,000	1,619,038
				2,289,358
	Packaging & Containers 1.3%
	Ball Corp. 5.00%, due 3/15/22		3,700,000	3,829,500
	Crown Americas LLC / Crown Americas Capital Corp. IV 4.50%, due 1/15/23		1,400,000	1,386,000
	Crown European Holdings S.A. 4.00%, due 7/15/22 (c)	EUR	2,150,000	2,374,001
	Kloeckner Pentaplast of America, Inc. 7.125%, due 11/1/20 (c)		$1,045,000	1,140,539
	Owens-Brockway Glass Container, Inc. 5.00%, due 1/15/22 (c)		3,890,000	3,734,400
	Reynolds Group Issuer, Inc.
	5.75%, due 10/15/20		2,000,000	2,002,500
	9.875%, due 8/15/19		1,110,000	1,085,025
	Sealed Air Corp.
	4.875%, due 12/1/22 (c)		475,000	478,263
	5.50%, due 9/15/25 (c)		1,900,000	1,938,000
				17,968,228
	Pharmaceuticals 0.8%
	Actavis Funding SCS 3.45%, due 3/15/22		4,050,000	4,109,742
	Endo Ltd. / Endo Finance LLC / Endo Finco, Inc. 6.00%, due 2/1/25 (c)		3,798,000	3,750,981
	Valeant Pharmaceuticals International, Inc.
	5.50%, due 3/1/23 (c)		1,675,000	1,478,187
	5.875%, due 5/15/23 (c)		325,000	290,875
	7.50%, due 7/15/21 (c)		1,500,000	1,487,812
				11,117,597
	Pipelines 2.2%
	Columbia Pipeline Group, Inc. 3.30%, due 6/1/20 (c)		3,260,000	3,090,923
	Crestwood Midstream Partners, L.P. / Crestwood Midstream Finance Corp. 6.25%, due 4/1/23 (c)		2,710,000	1,646,325
	Energy Transfer Equity, L.P. 5.875%, due 1/15/24		1,250,000	975,000
	Energy Transfer Partners, L.P. 7.60%, due 2/1/24		650,000	627,659
	Hiland Partners, L.P. / Hiland Partners Finance Corp. 5.50%, due 5/15/22 (c)		3,210,000	2,873,332
	Kinder Morgan, Inc. 7.75%, due 1/15/32		2,950,000	2,769,602
	MPLX, L.P.
	4.875%, due 6/1/25 (c)		100,000	78,105
	5.50%, due 2/15/23 (c)		1,975,000	1,641,264
	Plains All American Pipeline, L.P. / PAA Finance Corp. 4.70%, due 6/15/44		2,770,000	1,873,168
	Regency Energy Partners, L.P. / Regency Energy Finance Corp.
	5.50%, due 4/15/23		775,000	651,000
	5.75%, due 9/1/20		1,470,000	1,388,746
	5.875%, due 3/1/22		1,350,000	1,236,022
	Spectra Energy Partners, L.P. 4.75%, due 3/15/24		1,740,000	1,685,381
	Targa Resources Partners, L.P. / Targa Resources Partners Finance Corp.
	4.25%, due 11/15/23		2,165,000	1,580,450
	5.25%, due 5/1/23		4,240,000	3,286,000
	Tesoro Logistics, L.P. / Tesoro Logistics Finance Corp.
	5.50%, due 10/15/19 (c)		1,845,000	1,713,544
	5.875%, due 10/1/20		1,725,000	1,604,250
	Williams Cos., Inc. (The)
	3.70%, due 1/15/23		1,900,000	1,240,786
	4.55%, due 6/24/24		1,070,000	701,312
	Williams Partners, L.P. 4.875%, due 5/15/23		325,000	246,953
				30,909,822
	Real Estate Investment Trusts 0.8%
	Corrections Corporation of America 5.00%, due 10/15/22		2,180,000	2,209,975
	Crown Castle International Corp. 3.40%, due 2/15/21		2,080,000	2,092,106
	GEO Group, Inc. (The) 5.875%, due 1/15/22		4,000,000	3,965,000
¤	Iron Mountain, Inc. 5.75%, due 8/15/24		3,300,000	3,258,750
¤	Welltower, Inc. 4.70%, due 9/15/17		290,000	302,727
				11,828,558
	Retail 1.6%
	AmeriGas Finance LLC / AmeriGas Finance Corp.
	6.75%, due 5/20/20		1,140,000	1,128,600
	7.00%, due 5/20/22		1,400,000	1,372,000
	Brinker International, Inc. 2.60%, due 5/15/18		1,885,000	1,896,417
	CVS Pass-Through Trust 5.789%, due 1/10/26 (c)(d)		206,593	227,027
	Dollar Tree, Inc. 5.75%, due 3/1/23 (c)		3,550,000	3,740,813
	Macy's Retail Holdings, Inc. 3.875%, due 1/15/22		1,750,000	1,723,421
	QVC, Inc. 4.85%, due 4/1/24		2,500,000	2,420,295
	Signet UK Finance PLC 4.70%, due 6/15/24		3,200,000	3,193,878
	Suburban Propane Partners, L.P. / Suburban Energy Finance Corp. 5.50%, due 6/1/24		2,465,000	2,052,113
	Tiffany & Co. 3.80%, due 10/1/24		4,715,000	4,753,592
	Wal-Mart Stores, Inc. 6.75%, due 10/15/23		314,000	400,117
				22,908,273
	Semiconductors 0.8%
	Freescale Semiconductor, Inc.
	5.00%, due 5/15/21 (c)		400,000	408,000
	6.00%, due 1/15/22 (c)		3,200,000	3,352,000
	NXP B.V. / NXP Funding LLC 4.625%, due 6/15/22 (c)		4,350,000	4,230,375
	Sensata Technologies B.V. 5.00%, due 10/1/25 (c)		2,990,000	2,877,875
				10,868,250
	Software 0.2%
	First Data Corp.
	5.00%, due 1/15/24 (c)		2,000,000	2,000,000
	5.375%, due 8/15/23 (c)		1,150,000	1,173,000
				3,173,000
	Telecommunications 2.0%
¤	CenturyLink, Inc. 5.80%, due 3/15/22		4,000,000	3,700,000
	CommScope Technologies Finance LLC 6.00%, due 6/15/25 (c)		850,000	826,625
	CommScope, Inc. 5.00%, due 6/15/21 (c)		3,090,000	2,974,125
	Hughes Satellite Systems Corp.
	6.50%, due 6/15/19		990,000	1,084,050
	7.625%, due 6/15/21		1,200,000	1,293,000
	Inmarsat Finance PLC 4.875%, due 5/15/22 (c)		2,680,000	2,646,500
	Intelsat Luxembourg S.A. 8.125%, due 6/1/23		3,200,000	1,320,000
	Sprint Communications, Inc. 6.00%, due 11/15/22		1,900,000	1,277,750
	Sprint Corp. 7.25%, due 9/15/21		1,300,000	936,000
	T-Mobile USA, Inc. 6.125%, due 1/15/22		3,515,000	3,576,512
	Telecom Italia Capital S.A. 7.721%, due 6/4/38		315,000	324,387
	Telefonica Emisiones SAU
	4.57%, due 4/27/23		2,552,000	2,695,254
	5.462%, due 2/16/21		395,000	439,514
	UPCB Finance IV, Ltd. 5.375%, due 1/15/25 (c)		2,050,000	1,968,000
¤	Verizon Communications, Inc. 5.15%, due 9/15/23		2,325,000	2,572,148
				27,633,865
	Transportation 0.4%
	Hapag-Lloyd A.G. 9.75%, due 10/15/17 (c)		186,000	187,860
	Hornbeck Offshore Services, Inc.
	5.00%, due 3/1/21		215,000	121,475
	5.875%, due 4/1/20		1,700,000	1,020,000
	XPO Logistics, Inc. 6.50%, due 6/15/22 (c)		3,950,000	3,535,250
				4,864,585
	Total Corporate Bonds (Cost $565,873,177)			520,132,206

	Foreign Bonds 0.3%
	Banks 0.2%
	Barclays Bank PLC Series Reg S 10.00%, due 5/21/21	GBP	1,186,000	2,168,595

	Packaging & Containers 0.1%
	Rexam PLC 6.75%, due 6/29/67 (b)	EUR	1,250,000	1,347,084
	Total Foreign Bonds (Cost $3,671,029)			3,515,679

	Loan Assignments 4.6% (e)
	Auto Parts & Equipment 0.1%
	Allison Transmission, Inc. New Term Loan B3 3.50%, due 8/23/19		$1,748,876	1,740,952

	Commercial Services 0.1%
	Allied Security Holdings LLC New 2nd Lien Term Loan 8.00%, due 8/13/21		1,815,068	1,688,014

	Entertainment 0.2%
	Scientific Games International, Inc. 2014 Term Loan B1 6.00%, due 10/18/20		2,450,000	2,188,813
	SeaWorld Parks & Entertainment, Inc. Term Loan B2 3.00%, due 5/14/20		721,658	676,554
				2,865,367
	Health Care - Products 0.2%
	Ortho-Clinical Diagnostics, Inc. Term Loan B 4.75%, due 6/30/21		2,309,825	2,022,540

	Health Care - Services 0.5%
	MPH Acquisition Holdings LLC Term Loan 3.75%, due 3/31/21		5,547,486	5,403,251
	U.S. Renal Care, Inc. 2015 2nd Lien Term Loan 9.00%, due 12/31/23		1,700,000	1,667,063
				7,070,314
	Household Products & Wares 0.9%
	KIK Custom Products, Inc. 2015 Term Loan B 6.00%, due 8/26/22		9,975,000	9,541,716
	Prestige Brands, Inc. Term Loan B3 3.50%, due 9/3/21		3,373,768	3,364,632
				12,906,348
	Iron & Steel 0.6%
	Signode Industrial Group U.S., Inc. USD Term Loan B 3.75%, due 5/1/21		8,970,588	8,600,551

	Machinery - Construction & Mining 0.1%
	Terex Corp. 2015 USD Term Loan TBD, due 12/7/22		2,000,000	1,950,000

	Media 0.2%
	iHeartCommunications, Inc. Term Loan D 7.178%, due 1/30/19		1,966,831	1,298,929
	Virgin Media Investment Holdings, Ltd. USD Term Loan F 3.50%, due 6/30/23		1,009,982	987,819
				2,286,748
	Packaging & Containers 0.6%
	Berry Plastics Holding Corp. Term Loan F 4.00%, due 10/1/22		8,763,214	8,716,112

	Pharmaceuticals 0.1%
	Valeant Pharmaceuticals International, Inc. Series E Term Loan B 3.75%, due 8/5/20		1,393,344	1,335,869

	Semiconductors 0.3%
	Avago Technologies Cayman, Ltd. 2016 USD Term Loan B1 4.25%, due 2/1/23		4,025,000	3,955,681

	Telecommunications 0.7%
	Level 3 Financing, Inc. 2015 Term Loan B2 3.50%, due 5/31/22		10,000,000	9,843,750
	Total Loan Assignments (Cost $67,374,651)			64,982,246

	Mortgage-Backed Securities 0.3%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.2%
	Banc of America Commercial Mortgage Trust Series 2007-2, Class A4 5.639%, due 4/10/49 (f)		400,000	406,326
	Bayview Commercial Asset Trust Series 2006-4A, Class A1 0.657%, due 12/25/36 (b)(c)		179,862	157,452
	Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW16, Class A4 5.721%, due 6/11/40 (f)		315,064	324,704
	Citigroup Commercial Mortgage Trust Series 2008-C7, Class A4 6.144%, due 12/10/49 (f)		170,814	179,847
	Four Times Square Trust Series 2006-4TS, Class A 5.401%, due 12/13/28 (c)		860,000	956,965
	JP Morgan Chase Commercial Mortgage Securities Trust Series 2007-LD12, Class A3 5.938%, due 2/15/51 (f)		12,361	12,349
	LB-UBS Commercial Mortgage Trust Series 2006-C7, Class A3 5.347%, due 11/15/38		500,000	507,270
	Morgan Stanley Capital I Trust
	Series 2007-IQ14, Class AAB 5.654%, due 4/15/49 (b)		109,450	110,352
	Series 2006-HQ9, Class AM 5.773%, due 7/12/44 (b)		500,000	504,126
	TimberStar Trust 1 Series 2006-1A, Class A 5.668%, due 10/15/36 (c)		280,000	286,011
	Wachovia Bank Commercial Mortgage Trust Series 2006-C29, Class AM 5.339%, due 11/15/48		500,000	508,953
				3,954,355
	Residential Mortgages (Collateralized Mortgage Obligations) 0.1%
	Mortgage Equity Conversion Asset Trust Series 2007-FF2, Class A 0.78%, due 2/25/42 (b)(c)(d)(g)		525,651	446,804
	WaMu Mortgage Pass-Through Certificates Series 2006-AR14, Class 1A1 2.175%, due 11/25/36 (f)		526,501	454,884
				901,688
	Total Mortgage-Backed Securities (Cost $4,592,723)			4,856,043

	U.S. Government & Federal Agencies 0.0%‡
	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 0.0%‡
	6.50%, due 11/1/16		1,564	1,580
	6.50%, due 2/1/27		85	97
	6.50%, due 5/1/29		27,972	31,865
	6.50%, due 6/1/29		8,702	9,914
	6.50%, due 7/1/29		43,853	50,021
	6.50%, due 8/1/29		9,775	11,136
	6.50%, due 9/1/29		895	1,045
	6.50%, due 6/1/32		3,612	4,275
	6.50%, due 1/1/37		3,005	3,423
	7.00%, due 3/1/26		163	166
	7.00%, due 9/1/26		6,123	6,943
	7.00%, due 7/1/32		14,967	17,792
	7.50%, due 5/1/32		8,197	9,403
				147,660
	Federal National Mortgage Association (Mortgage Pass-Through Securities) 0.0%‡
	4.50%, due 7/1/20		1,985	2,079
	4.50%, due 3/1/21		3,754	3,893
	6.00%, due 4/1/19		732	828
	7.00%, due 10/1/37		828	936
	7.00%, due 11/1/37		20,947	26,077
				33,813
	Government National Mortgage Association (Mortgage Pass-Through Securities) 0.0%‡
	5.00%, due 12/15/37		3,234	3,592
	5.50%, due 9/15/35		6,935	7,739
	6.50%, due 4/15/29		22	25
	6.50%, due 8/15/29		19	22
	6.50%, due 10/15/31		3,175	3,734
	7.00%, due 12/15/25		3,695	3,747
	7.00%, due 11/15/27		9,992	11,167
	7.00%, due 12/15/27		51,235	57,899
	7.00%, due 6/15/28		4,097	4,219
	7.50%, due 6/15/26		399	448
	7.50%, due 10/15/30		17,762	18,575
	8.00%, due 9/15/26		127	129
	8.00%, due 10/15/26		4,893	5,358
	8.50%, due 11/15/26		20,026	20,417
				137,071
	Total U.S. Government & Federal Agencies (Cost $281,726)			318,544
	Total Long-Term Bonds (Cost $653,735,896)			604,331,426

		Shares
	Common Stocks 44.4%
	Aerospace & Defense 1.0%
	BAE Systems PLC	1,186,080	8,754,011
	Lockheed Martin Corp.	24,750	5,222,250
			13,976,261
	Agriculture 3.9%
	Altria Group, Inc.	166,733	10,189,054
	British American Tobacco PLC	158,797	8,828,365
	Imperial Tobacco Group PLC	205,765	11,148,349
¤	Philip Morris International, Inc.	146,248	13,163,782
	Reynolds American, Inc.	212,864	10,632,557
			53,962,107
	Auto Manufacturers 0.4%
	Daimler A.G. Registered	76,550	5,329,102

	Banks 1.6%
	Commonwealth Bank of Australia	79,660	4,483,117
	Svenska Handelsbanken AB Class A	462,990	5,816,919
	Wells Fargo & Co.	109,250	5,487,627
	Westpac Banking Corp.	270,894	5,980,200
			21,767,863
	Beverages 0.9%
	Coca-Cola Co. (The)	93,350	4,006,582
	Diageo PLC	180,700	4,864,614
	PepsiCo., Inc.	43,560	4,325,508
			13,196,704
	Chemicals 1.4%
	Agrium, Inc.	44,095	3,830,533
	BASF S.E.	85,664	5,676,937
	Dow Chemical Co. (The)	151,405	6,359,010
	Yara International ASA	101,610	3,866,940
			19,733,420
	Commercial Services 0.7%
	Automatic Data Processing, Inc.	51,220	4,255,870
	R.R. Donnelley & Sons Co.	372,480	5,203,545
			9,459,415
	Computers 0.4%
	Seagate Technology PLC	176,170	5,117,739

	Cosmetics & Personal Care 0.8%
	Procter & Gamble Co. (The)	62,895	5,137,893
	Unilever PLC	143,160	6,300,725
			11,438,618
	Electric 5.9%
	Ameren Corp.	169,305	7,605,181
	Duke Energy Corp.	146,853	11,058,031
	Entergy Corp.	127,795	9,019,771
¤	PPL Corp.	363,040	12,728,182
	Southern Co. (The)	112,995	5,527,715
	SSE PLC	419,165	8,709,402
	TECO Energy, Inc.	180,435	4,893,397
	Terna Rete Elettrica Nazionale S.p.A.	2,131,120	11,404,365
¤	WEC Energy Group, Inc.	224,491	12,398,638
			83,344,682
	Electrical Components & Equipment 0.3%
	Emerson Electric Co.	92,770	4,265,565

	Engineering & Construction 0.6%
	Vinci S.A.	116,095	7,873,072

	Entertainment 0.3%
	Regal Entertainment Group Class A	249,300	4,300,425

	Environmental Controls 0.3%
	Waste Management, Inc.	84,820	4,491,219

	Finance - Other Services 0.6%
	CME Group, Inc.	56,340	5,062,149
	Singapore Exchange, Ltd.	748,986	3,754,453
			8,816,602
	Food 0.7%
	Nestle S.A. Registered	52,915	3,897,530
	Orkla ASA	688,920	5,582,354
			9,479,884
	Gas 1.3%
	Gas Natural SDG S.A.	231,630	4,560,887
¤	National Grid PLC	946,760	13,344,029
			17,904,916
	Health Care - Services 0.2%
	Sonic Healthcare, Ltd.	253,570	3,320,917

	Household Products & Wares 0.5%
	Kimberly-Clark Corp.	58,065	7,456,707

	Insurance 2.3%
	Allianz S.E. Registered	32,740	5,284,239
	Arthur J. Gallagher & Co.	81,090	3,052,228
	AXA S.A.	203,200	5,032,152
	Muenchener Rueckversicherungs-Gesellschaft A.G. Registered	58,070	11,123,423
	SCOR S.E.	231,090	8,066,737
			32,558,779
	Investment Management/Advisory Services 0.2%
	Aberdeen Asset Management PLC	862,810	3,037,971

	Media 0.6%
	ION Media Networks, Inc. (d)(g)(h)(i)	12	5,215
	Shaw Communications, Inc. Class B	229,920	3,979,984
	Vivendi S.A.	201,458	4,383,433
			8,368,632
	Miscellaneous - Manufacturing 0.8%
	Eaton Corp. PLC	82,235	4,153,690
	Siemens A.G. Registered	68,390	6,546,886
			10,700,576
	Oil & Gas 2.8%
	Exxon Mobil Corp.	69,705	5,426,534
	Occidental Petroleum Corp.	126,630	8,715,943
	Royal Dutch Shell PLC Class A, Sponsored ADR	179,295	7,876,429
	Statoil ASA	609,835	8,469,936
	Total S.A.	205,188	9,129,553
			39,618,395
	Pharmaceuticals 3.2%
	AbbVie, Inc.	96,560	5,301,144
	AstraZeneca PLC, Sponsored ADR	288,290	9,288,704
	GlaxoSmithKline PLC	473,820	9,760,961
	Johnson & Johnson	40,505	4,230,342
	Merck & Co., Inc.	90,209	4,570,890
	Pfizer, Inc.	125,470	3,825,581
	Roche Holding A.G.	17,935	4,665,984
	Sanofi	40,975	3,440,614
			45,084,220
	Pipelines 0.3%
	Enterprise Products Partners, L.P.	161,080	3,851,423

	Real Estate Investment Trusts 2.6%
	Corrections Corporation of America	245,315	7,067,525
¤	Iron Mountain, Inc.	308,755	8,503,113
	Unibail-Rodamco S.E.	33,840	8,504,861
¤	Welltower, Inc.	193,010	12,009,082
			36,084,581
	Retail 0.7%
	McDonald's Corp.	74,542	9,226,809

	Savings & Loans 0.3%
	People's United Financial, Inc.	307,340	4,416,476

	Semiconductors 1.1%
	Microchip Technology, Inc.	106,730	4,782,571
	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	239,890	5,361,542
	Texas Instruments, Inc.	105,310	5,574,058
			15,718,171
	Software 0.3%
	Microsoft Corp.	82,518	4,545,917

	Telecommunications 7.1%
¤	AT&T, Inc.	370,237	13,350,746
¤	BCE, Inc.	327,610	13,196,540
¤	CenturyLink, Inc.	322,141	8,188,824
	Deutsche Telekom A.G. Registered	285,130	4,949,704
	Rogers Communications, Inc. Class B	289,650	9,918,274
	Singapore Telecommunications, Ltd.	1,679,815	4,176,879
	Swisscom A.G. Registered	18,513	9,206,285
	Telstra Corp., Ltd.	2,091,580	8,401,444
	TELUS Corp.	150,846	4,196,209
¤	Verizon Communications, Inc.	261,804	13,082,346
	Vodafone Group PLC	3,612,298	11,555,319
			100,222,570
	Transportation 0.3%
	Deutsche Post A.G. Registered	160,210	3,873,000
	Total Common Stocks (Cost $626,270,551)		622,542,738

	Principal Amount
Short-Term Investment 9.9%
Repurchase Agreement 9.9%
Fixed Income Clearing Corp. 0.03%, dated 1/29/16 due 2/1/16 Proceeds at Maturity $139,284,963 (Collateralized by United States Treasury Notes with a rate of 1.625% and a maturity date of 6/30/19, with a Principal Amount of $139,410,000 and a Market Value of $142,073,707)	$139,284,615	139,284,615
Total Short-Term Investment (Cost $139,284,615)		139,284,615
Total Investments (Cost $1,419,291,062) (j)	97.4%	1,366,158,779
Other Assets, Less Liabilities	2.6	36,343,142
Net Assets	100.0%	$1,402,501,921

¤	Among the Fund's 10 largest holdings or issuers held, as of January 31, 2016, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Step coupon - Rate shown was the rate in effect as of January 31, 2016.
(b)	Floating rate - Rate shown was the rate in effect as of January 31, 2016.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of January 31, 2016, the total market value of these securities was $679,046, which represented less than one-tenth of a percent of the Fund's net assets.
(e)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown is the weighted average interest rate of all contracts within the floating rate loan facility as of January 31, 2016.
(f)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of January 31, 2016.
(g)	Illiquid security - As of January 31, 2016, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $452,019, which represented less than one-tenth of a percent of the Fund's net assets.
(h)	Non-income producing security.
(i)	Restricted security.
(j)	As of January 31, 2016, cost was $1,418,315,036 for federal income tax purposes and net unrealized depreciation was as follows:

Gross unrealized appreciation	$60,028,509
Gross unrealized depreciation	(112,184,766)
Net unrealized depreciation	$(52,156,257)

As of January 31, 2016, the Fund held the following foreign currency forward contracts:

Foreign Currency Buy Contracts	Expiration Date	Counterparty	Contract Amount Purchased		Contract Amount Sold	Unrealized Appreciation (Depreciation)
Euro vs. U.S. Dollar	2/18/16	JPMorgan Chase Bank	EUR	4,614,000	$4,983,309	$16,926

Foreign Currency Sales Contracts			Contract Amount Sold		Contract Amount Purchased

Canadian Dollar vs. U.S. Dollar	2/18/16	JPMorgan Chase Bank	CAD	21,902,000	16,414,464	780,290
Euro vs. U.S. Dollar	2/18/16	JPMorgan Chase Bank	EUR	74,276,000	79,318,598	(1,175,002)
Pound Sterling vs. U.S. Dollar	2/18/16	JPMorgan Chase Bank	GBP	32,882,000	50,032,265	3,177,860
Net unrealized appreciation (depreciation) on foreign currency forward contracts						$2,800,074

As of January 31, 2016, the Fund held the following futures contracts1:

Type	Number of Contracts Long	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)[2]
Euro Stoxx 50	1,965	March 2016	$64,456,589	$(4,941,722)
Nikkei 225	603	March 2016	44,453,599	(2,702,810)
Standard & Poor’s 500 Index Mini	1,710	March 2016	165,023,550	(8,865,750)
United States Treasury Bond	217	March 2016	34,943,781	1,472,056
			$308,877,519	$(15,038,226)

1. As of January 31, 2016, cash in the amount of $18,386,872 was on deposit with brokers for futures transactions.
2. Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2016.

The following abbreviations are used in the preceding pages:
ADR	—American Depositary Receipt
CAD	—Canadian Dollar
EUR	—Euro
GBP	—British Pound Sterling
TBD	—To Be Determined

The following is a summary of the fair valuations according to the inputs used as of January 31, 2016, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$7,017,477	$—	$7,017,477
Convertible Bonds	—	3,509,231	—	3,509,231
Corporate Bonds	—	520,132,206	—	520,132,206
Foreign Bonds	—	3,515,679	—	3,515,679
Loan Assignments (b)	—	63,032,246	1,950,000	64,982,246
Mortgage-Backed Securities (c)	—	4,409,239	446,804	4,856,043
U.S. Government & Federal Agencies	—	318,544	—	318,544
Total Long-Term Bonds	—	601,934,622	2,396,804	604,331,426
Common Stocks
Aerospace & Defense	5,222,250	8,754,011	—	13,976,261
Air Freight & Logistics	—	3,873,000	—	3,873,000
Automobiles	—	5,329,102	—	5,329,102
Banks	9,904,103	16,280,236	—	26,184,339
Beverages	8,332,090	4,864,614	—	13,196,704
Capital Markets	—	3,037,971	—	3,037,971
Chemicals	10,189,543	9,543,877	—	19,733,420
Construction & Engineering	—	7,873,072	—	7,873,072
Diversified Financial Services	5,062,149	3,754,453	—	8,816,602
Diversified Telecommunication Services	52,014,665	26,734,312	—	78,748,977
Electric Utilities	38,333,699	20,113,767	—	58,447,466
Food Products	—	9,479,884	—	9,479,884
Gas Utilities	—	4,560,887	—	4,560,887
Health Care Providers & Services	—	3,320,917	—	3,320,917
Industrial Conglomerates	—	6,546,886	—	6,546,886
Insurance	3,052,228	29,506,551	—	32,558,779
Media (d)	8,280,409	4,383,433	5,215	12,669,057
Multi-Utilities	24,897,216	13,344,029	—	38,241,245
Oil, Gas & Consumable Fuels	25,870,329	17,599,489	—	43,469,818
Personal Products	—	6,300,725	—	6,300,725
Pharmaceuticals	21,915,517	17,867,559	—	39,783,076
Tobacco	33,985,393	19,976,714	—	53,962,107
Wireless Telecommunication Services	9,918,274	11,555,319	—	21,473,593
All Other Industries	110,958,850	—	—	110,958,850
Total Common Stocks	367,936,715	254,600,808	5,215	622,542,738
Short-Term Investment
Repurchase Agreement	—	139,284,615	—	139,284,615
Total Investments in Securities	367,936,715	995,820,045	2,402,019	1,366,158,779
Other Financial Instruments
Foreign Currency Forward Contracts (e)	—	3,975,076	—	3,975,076
Futures Contracts Long (e)	1,472,056	—	—	1,472,056
Total Other Financial Instruments	1,472,056	3,975,076	—	5,447,132
Total Investments in Securities and Other Financial Instruments	$369,408,771	$999,795,121	$2,402,019	$1,371,605,911

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Foreign Currency Forward Contracts (e)	$—	$(1,175,002)	$—	$(1,175,002)
Futures Contracts Long (e)	(16,510,282)	—	—	(16,510,282)
Total Other Financial Instruments	$(16,510,282)	$(1,175,002)	$—	$(17,685,284)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 security valued at $1,950,000 is held in Machinery—Construction & Mining within the Loan Assignments section of the Portfolio of Investments.

(c)	The Level 3 security valued at $446,804 is held in Residential Mortgages (Collateralized Mortgage Obligations) within the Mortgage-Backed Securities section of the Portfolio of Investments.

(d)	The Level 3 security valued at $5,215 is held in Media within the Common Stocks section of the Portfolio of Investments.

(e)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

During the period ended January 31, 2016, foreign equity securities with a market value of $261,169,658 transferred from Level 1 to Level 2 as the prices of these securities were fair valued by applying factors provided by a third party vendor in accordance with the Fund’s policies and procedures compared with the prior year prices that were based on quoted prices in active markets.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2015	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of January 31, 2016	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2016
Long-Term Bonds
Loan Assignments
Machinery - Construction & Mining	$-	$-	$-	$(10,000)	$1,960,000	$-	$-	$-	$1,950,000	$(10,000)
Mortgage-Backed Securities
Residential Mortgages (Collateralized Mortgage Obligations)	431,121	-	-	15,683	-	-	-	-	446,804	15,683
Common Stocks
Media	5,215	-	-	-	-	-	-	-	5,215	-
Total	$436,336	$-	$-	$5,683	$1,960,000	$-	$-	$-	$2,402,019	$5,683

As of January 31, 2016, the Fund held the following restricted securities:

Security	Date of Acquisition	Shares	Cost	1/31/16 Value	Percent of Net Assets
ION Media Networks, Inc.
Common Stock	3/11/14	12	$21	$5,215	0.0	%‡

‡ Less than one-tenth of a percent.

MainStay International Equity Fund

Portfolio of Investments January 31, 2016 (Unaudited)

		Shares	Value
	Common Stocks 96.5% †
	Australia 0.9%
	Gateway Lifestyle (Real Estate Management & Development)	579,727	$1,207,292
	Veda Group, Ltd. (Professional Services)	910,446	1,814,727
			3,022,019
	Belgium 1.1%
	Ontex Group N.V. (Personal Products)	94,836	3,516,230

	Brazil 0.9%
	Qualicorp S.A. (Health Care Providers & Services)	814,405	2,746,718

	China 5.1%
	Baidu, Inc., Sponsored ADR (Internet Software & Services) (a)	38,839	6,341,244
	NetEase, Inc., Sponsored ADR (Internet Software & Services)	63,143	9,859,148
			16,200,392
	Denmark 3.3%
¤	Novo Nordisk A/S Class B (Pharmaceuticals)	188,249	10,512,521

	Germany 11.9%
¤	Fresenius Medical Care A.G. & Co. KGaA (Health Care Providers & Services)	173,475	15,343,872
¤	United Internet A.G. Registered (Internet Software & Services)	238,948	12,384,232
¤	Wirecard A.G. (IT Services)	202,385	10,205,238
			37,933,342
	India 4.2%
	Housing Development Finance Corp., Ltd. (Thrifts & Mortgage Finance)	263,249	4,597,259
	Lupin, Ltd. (Pharmaceuticals)	159,770	4,042,411
	Yes Bank, Ltd. (Banks)	438,753	4,884,953
			13,524,623
	Ireland 5.1%
	Experian PLC (Professional Services)	553,171	9,445,776
	Paddy Power PLC (Hotels, Restaurants & Leisure)	26,419	3,943,763
	Shire PLC (Pharmaceuticals)	51,043	2,863,008
			16,252,547
	Israel 4.3%
¤	Check Point Software Technologies, Ltd. (Software) (a)	172,445	13,590,390

	Italy 2.2%
	De'Longhi S.p.A. (Household Durables)	80,375	1,916,356
	DiaSorin S.p.A. (Health Care Equipment & Supplies)	72,651	3,820,990
	LivaNova PLC (Health Care Equipment & Supplies) (a)	23,521	1,316,706
			7,054,052
	Japan 11.5%
¤	CyberAgent, Inc. (Media)	268,700	12,602,920
	Start Today Co., Ltd. (Internet & Catalog Retail)	229,432	7,305,348
	Sysmex Corp. (Health Care Equipment & Supplies)	122,374	7,872,572
	Tsuruha Holdings, Inc. (Food & Staples Retailing)	106,088	8,758,400
			36,539,240
	Jordan 1.9%
	Hikma Pharmaceuticals PLC (Pharmaceuticals)	208,673	6,024,156

	Spain 3.9%
	Almirall S.A. (Pharmaceuticals)	168,828	3,250,885
	Applus Services S.A. (Professional Services)	338,808	2,761,298
	Grifols S.A. (Biotechnology)	301,541	6,320,316
			12,332,499
	Sweden 4.4%
¤	Hexagon AB Class B (Electronic Equipment, Instruments & Components)	336,805	11,176,289
	Svenska Handelsbanken AB Class A (Banks)	238,852	3,000,892
			14,177,181
	Switzerland 6.7%
	DKSH Holding A.G. (Professional Services) (a)	55,384	3,408,645
	Syngenta A.G. Registered (Chemicals)	9,802	3,608,546
¤	TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	218,695	12,500,606
	Tecan Group A.G. Registered (Life Sciences Tools & Services)	11,746	1,692,484
			21,210,281
	Thailand 1.6%
	Kasikornbank PCL (Banks)	1,044,744	4,992,219

	United Arab Emirates 0.4%
	Al Noor Hospitals Group PLC (Health Care Providers & Services)	68,948	1,141,583

	United Kingdom 15.8%
	Abcam PLC (Biotechnology)	349,046	3,222,666
	ARM Holdings PLC (Semiconductors & Semiconductor Equipment)	567,941	8,153,489
	HomeServe PLC (Commercial Services & Supplies)	289,180	1,681,904
	Intertek Group PLC (Professional Services)	80,642	3,269,752
	Jardine Lloyd Thompson Group PLC (Insurance)	23,550	278,801
	Johnson Matthey PLC (Chemicals)	134,467	4,764,328
	Prudential PLC (Insurance)	333,179	6,549,062
	SABMiller PLC (Beverages)	157,360	9,387,507
¤	Whitbread PLC (Hotels, Restaurants & Leisure)	225,541	12,919,511
			50,227,020
	United States 11.3%
	Accenture PLC Class A (IT Services)	82,432	8,699,873
	ICON PLC (Life Sciences Tools & Services) (a)	120,577	7,966,523
¤	Perrigo Co. PLC (Pharmaceuticals)	102,615	14,836,077
	Samsonite International S.A. (Textiles, Apparel & Luxury Goods)	1,694,400	4,359,894
			35,862,367
	Total Common Stocks (Cost $279,447,149)		306,859,380

	Principal Amount
Short-Term Investment 1.5%
Repurchase Agreement 1.5%
United States 1.5%
Fixed Income Clearing Corp. 0.03%, dated 1/29/16 due 2/1/16 Proceeds at Maturity $4,896,429 (Collateralized by a United States Treasury Note with a rate of 1.25% and a maturity date of 10/31/19, with a Principal Amount of $4,965,000 and a Market Value of $4,996,031) (Capital Markets)	$4,896,416	4,896,416
Total Short-Term Investment (Cost $4,896,416)		4,896,416

Total Investments (Cost $284,343,565) (b)	98.0%	311,755,796
Other Assets, Less Liabilities	2.0	6,205,800
Net Assets	100.0%	$317,961,596

¤	Among the Fund's 10 largest holdings, as of January 31, 2016, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	As of January 31, 2016, cost was $285,849,898 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$44,129,655
Gross unrealized depreciation	(18,223,757)
Net unrealized appreciation	$25,905,898

The following abbreviation is used in the preceding pages:
ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2016, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks
Australia	$—	$3,022,019	$—	$3,022,019
Belgium	—	3,516,230	—	3,516,230
Denmark	—	10,512,521	—	10,512,521
Germany	—	37,933,342	—	37,933,342
India	—	13,524,623	—	13,524,623
Ireland	—	16,252,547	—	16,252,547
Italy	1,316,706	5,737,346	—	7,054,052
Japan	—	36,539,240	—	36,539,240
Jordan	—	6,024,156	—	6,024,156
Spain	—	12,332,499	—	12,332,499
Sweden	—	14,177,181	—	14,177,181
Switzerland	12,500,606	8,709,675	—	21,210,281
Thailand	—	4,992,219	—	4,992,219
United Arab Emirates	—	1,141,583	—	1,141,583
United Kingdom	—	50,227,020	—	50,227,020
United States	31,502,473	4,359,894	—	35,862,367
All Other Countries	32,537,500	—	—	32,537,500
Total Common Stocks	77,857,285	229,002,095	—	306,859,380
Short-Term Investment
Repurchase Agreement	—	4,896,416	—	4,896,416
Total Investments in Securities	$77,857,285	$233,898,511	$—	$311,755,796

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2016, foreign equity securities with a market value of $208,552,446 transferred from Level 1 to Level 2 as the prices of these securities were fair valued by applying factors provided by a third party vendor in accordance with the Fund’s policies and procedures compared with prior year prices that were based on quoted prices in active markets.

As of January 31, 2016, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Large Cap Growth Fund

Portfolio of Investments January 31, 2016 (Unaudited)

		Shares	Value
	Common Stocks 98.8% †
	Aerospace & Defense 0.5%
	Honeywell International, Inc.	747,700	$77,162,640

	Airlines 1.4%
	Delta Air Lines, Inc.	4,848,800	214,753,352

	Auto Components 0.9%
	Delphi Automotive PLC	2,244,900	145,783,806

	Biotechnology 6.4%
	Alexion Pharmaceuticals, Inc. (a)	1,828,350	266,811,116
	Amgen, Inc.	1,190,400	181,809,792
	Celgene Corp. (a)	3,500,370	351,157,118
	Gilead Sciences, Inc.	2,270,300	188,434,900
			988,212,926
	Chemicals 4.1%
	Ecolab, Inc.	2,249,800	242,685,926
	PPG Industries, Inc.	2,039,200	193,968,704
	Sherwin-Williams Co. (The)	812,125	207,635,999
			644,290,629
	Communications Equipment 1.0%
	Palo Alto Networks, Inc. (a)	1,011,900	151,268,931

	Diversified Financial Services 0.6%
	Moody's Corp.	1,123,600	100,157,704

	Diversified Telecommunication Services 1.2%
	SBA Communications Corp. Class A (a)	1,936,800	192,285,504

	Food & Staples Retailing 2.8%
	Costco Wholesale Corp.	1,273,800	192,496,656
	CVS Health Corp.	2,465,500	238,142,645
			430,639,301
	Health Care Equipment & Supplies 5.3%
	Boston Scientific Corp. (a)	13,565,500	237,803,215
	DexCom, Inc. (a)	1,980,585	141,176,099
	Edwards Lifesciences Corp. (a)	2,323,740	181,739,705
	Medtronic PLC	3,504,080	266,029,754
			826,748,773
	Health Care Providers & Services 3.6%
¤	UnitedHealth Group, Inc.	4,847,500	558,238,100

	Hotels, Restaurants & Leisure 2.4%
¤	Starbucks Corp.	6,020,000	365,835,400

	Industrial Conglomerates 2.8%
	Danaher Corp.	3,225,500	279,489,575
	General Electric Co.	5,501,200	160,084,920
			439,574,495
	Internet & Catalog Retail 6.4%
¤	Amazon.com, Inc. (a)	1,229,980	721,998,260
	Netflix, Inc. (a)	1,044,120	95,891,981
	Priceline Group, Inc. (The) (a)	157,870	168,126,814
			986,017,055
	Internet Software & Services 13.8%
	Alibaba Group Holding, Ltd., Sponsored ADR (a)	2,219,000	148,739,570
¤	Alphabet, Inc. (Google)
	Class A (a)	562,990	428,632,436
	Class C (a)	570,701	424,002,308
	CoStar Group, Inc. (a)	804,415	141,070,259
¤	Facebook, Inc. Class A (a)	5,931,300	665,551,173
	LinkedIn Corp. Class A (a)	1,638,290	324,233,974
			2,132,229,720
	IT Services 9.3%
	First Data Corp. Class A (a)	15,445,400	206,504,998
	MasterCard, Inc. Class A	3,993,600	355,550,208
	PayPal Holdings, Inc. (a)	4,304,350	155,559,209
¤	Visa, Inc. Class A	9,677,100	720,847,179
			1,438,461,594
	Life Sciences Tools & Services 1.5%
	Quintiles Transnational Holdings, Inc. (a)	3,757,300	228,556,559

	Media 1.0%
	Walt Disney Co. (The)	1,633,400	156,512,388

	Multiline Retail 1.4%
	Dollar Tree, Inc. (a)	2,604,200	211,773,544

	Pharmaceuticals 6.5%
	Allergan PLC (a)	896,330	254,943,142
¤	Bristol-Myers Squibb Co.	6,379,500	396,549,720
	Eli Lilly & Co.	1,690,600	133,726,460
	Zoetis, Inc.	5,124,200	220,596,810
			1,005,816,132
	Real Estate Investment Trusts 2.0%
	American Tower Corp.	3,261,700	307,708,778

	Semiconductors & Semiconductor Equipment 1.5%
	Avago Technologies, Ltd.	1,700,200	227,333,742

	Software 9.2%
¤	Adobe Systems, Inc. (a)	4,376,400	390,068,532
	Intuit, Inc.	2,573,400	245,785,434
	Microsoft Corp.	4,727,400	260,432,466
	Mobileye N.V. (a)	5,095,400	138,238,202
	Salesforce.com, Inc. (a)	3,831,800	260,792,308
	ServiceNow, Inc. (a)	2,172,700	135,163,667
			1,430,480,609
	Specialty Retail 5.6%
	Home Depot, Inc. (The)	2,853,300	358,831,008
	L Brands, Inc.	2,224,100	213,847,215
	O'Reilly Automotive, Inc. (a)	264,300	68,955,870
	Ulta Salon Cosmetics & Fragrance, Inc. (a)	1,227,070	222,308,272
			863,942,365
	Technology Hardware, Storage & Peripherals 2.8%
¤	Apple, Inc.	4,503,885	438,408,166

	Textiles, Apparel & Luxury Goods 4.8%
	Lululemon Athletica, Inc. (a)	2,645,250	164,190,667
¤	NIKE, Inc. Class B	7,160,300	444,010,203
	Under Armour, Inc. Class A (a)	1,680,500	143,565,115
			751,765,985
	Total Common Stocks (Cost $10,856,264,722)		15,313,958,198

		Principal Amount
	Short-Term Investment 0.5%
	Repurchase Agreement 0.5%
	Fixed Income Clearing Corp. 0.03%, dated 1/29/16 due 2/1/16 Proceeds at Maturity $76,815,718 (Collateralized by a United States Treasury Note with a rate of 3.625% and a maturity date of 8/15/19, with a Principal Amount of $71,025,000 and a Market Value of $78,352,578)	$76,815,526	76,815,526
	Total Short-Term Investment (Cost $76,815,526)		76,815,526
	Total Investments (Cost $10,933,080,248) (b)	99.3%	15,390,773,724
	Other Assets, Less Liabilities	0.7	103,242,457
	Net Assets	100.0%	$15,494,016,181

¤	Among the Fund's 10 largest holdings or issuers held, as of January 31, 2016, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	As of January 31, 2016, cost was $10,954,054,826 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$4,794,973,457
Gross unrealized depreciation	(358,254,559)
Net unrealized appreciation	$4,436,718,898

The following abbreviation is used in the preceding pages:

ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2016, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$15,313,958,198	$—	$—	$15,313,958,198
Short-Term Investment
Repurchase Agreement	—	76,815,526	—	76,815,526
Total Investments in Securities	$15,313,958,198	$76,815,526	$—	$15,390,773,724

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2016, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2016, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay MAP Fund

Portfolio of Investments January 31, 2016 (Unaudited)

		Shares	Value
	Common Stocks 97.7% †
	Aerospace & Defense 4.8%
	Aerojet Rocketdyne Holdings, Inc. (a)	130,180	$2,141,461
¤	Boeing Co. (The)	242,289	29,106,177
	Honeywell International, Inc.	160,300	16,542,960
	Northrop Grumman Corp.	31,513	5,831,796
	Orbital ATK, Inc.	47,155	4,254,796
	Raytheon Co.	93,150	11,945,556
	United Technologies Corp.	49,970	4,381,869
			74,204,615
	Auto Components 1.9%
	Bridgestone Corp.	168,100	6,111,106
	Johnson Controls, Inc.	645,885	23,167,895
			29,279,001
	Banks 4.2%
	ABN AMRO Group N.V., CVA (a)(b)	230,950	4,845,839
	Banco Popular Espanol S.A.	1,442,966	3,893,547
	Bank of America Corp.	601,209	8,501,095
	Citigroup, Inc.	319,325	13,596,859
	JPMorgan Chase & Co.	127,392	7,579,824
	Royal Bank of Scotland Group PLC (a)	2,300,570	8,339,135
	U.S. Bancorp	218,412	8,749,585
	Wells Fargo & Co.	191,680	9,628,086
			65,133,970
	Beverages 1.8%
	Coca-Cola Co. (The)	164,993	7,081,500
	PepsiCo., Inc.	141,166	14,017,784
	Pernod Ricard S.A.	65,140	7,644,167
			28,743,451
	Biotechnology 1.6%
	AbbVie, Inc.	187,718	10,305,718
	Baxalta, Inc.	78,008	3,121,100
	Celgene Corp. (a)	107,800	10,814,496
			24,241,314
	Capital Markets 5.4%
	Ameriprise Financial, Inc.	210,319	19,065,417
	Bank of New York Mellon Corp. (The)	86,871	3,146,468
	Daiwa Securities Group, Inc.	1,352,450	8,549,825
	Deutsche Bank A.G. Registered	359,130	6,352,735
	Goldman Sachs Group, Inc. (The)	29,274	4,729,507
	Julius Baer Group, Ltd. (a)	234,410	9,947,899
	Northern Trust Corp.	333,256	20,688,533
	State Street Corp.	219,514	12,233,515
			84,713,899
	Chemicals 5.7%
	Akzo Nobel N.V.	146,777	9,421,730
	E.I. du Pont de Nemours & Co.	288,100	15,200,156
	FMC Corp.	59,785	2,135,520
	Koninklijke DSM N.V.	196,222	9,561,863
¤	Monsanto Co.	429,099	38,876,369
	Mosaic Co. (The)	472,420	11,385,322
	Syngenta A.G., Sponsored ADR	24,676	1,823,063
			88,404,023
	Commercial Services & Supplies 0.3%
	Covanta Holding Corp.	206,354	2,917,845
	Tyco International PLC	74,366	2,557,447
			5,475,292
	Construction & Engineering 0.2%
	Jacobs Engineering Group, Inc. (a)	77,624	3,045,190

	Construction Materials 0.6%
	LafargeHolcim, Ltd. Registered (a)	222,225	9,429,990

	Consumer Finance 3.8%
	Ally Financial, Inc. (a)	1,344,570	21,311,434
¤	American Express Co.	613,276	32,810,266
	Discover Financial Services	120,549	5,519,939
			59,641,639
	Diversified Financial Services 1.8%
	Berkshire Hathaway, Inc. Class B (a)	27,754	3,601,637
	Intercontinental Exchange, Inc.	92,320	24,354,016
			27,955,653
	Diversified Telecommunication Services 0.5%
	AT&T, Inc.	136,277	4,914,149
	Verizon Communications, Inc.	61,956	3,095,941
			8,010,090
	Electrical Equipment 0.4%
	Rockwell Automation, Inc.	72,747	6,952,431

	Electronic Equipment, Instruments & Components 0.7%
	Corning, Inc.	135,247	2,516,946
	TE Connectivity, Ltd.	143,773	8,218,065
			10,735,011
	Energy Equipment & Services 0.4%
	Schlumberger, Ltd.	76,438	5,524,174

	Food & Staples Retailing 2.1%
	CVS Health Corp.	161,921	15,639,949
	Wal-Mart Stores, Inc.	85,972	5,705,102
	Walgreens Boots Alliance, Inc.	139,900	11,152,828
			32,497,879
	Food Products 0.1%
	Mondelez International, Inc. Class A	50,118	2,160,086

	Gas Utilities 0.0%‡
	National Fuel Gas Co.	14,000	634,620

	Health Care Equipment & Supplies 3.0%
	Abbott Laboratories	89,432	3,385,001
	Baxter International, Inc.	42,750	1,564,650
¤	Medtronic PLC	558,482	42,399,954
			47,349,605
	Health Care Providers & Services 3.0%
	Aetna, Inc.	254,989	25,968,080
	McKesson Corp.	131,600	21,184,968
			47,153,048
	Hotels, Restaurants & Leisure 2.0%
	Las Vegas Sands Corp.	198,640	8,958,664
	McDonald's Corp.	45,250	5,601,045
	Sands China, Ltd.	2,438,200	8,538,267
	Starwood Hotels & Resorts Worldwide, Inc.	125,186	7,791,577
			30,889,553
	Household Durables 1.4%
	Whirlpool Corp.	159,390	21,420,422

	Household Products 0.2%
	Procter & Gamble Co. (The)	45,683	3,731,844

	Industrial Conglomerates 2.2%
	3M Co.	22,041	3,328,191
	CK Hutchison Holdings, Ltd.	181,500	2,260,360
¤	General Electric Co.	1,002,543	29,174,001
			34,762,552
	Insurance 2.7%
	Allstate Corp. (The)	53,276	3,228,526
	American International Group, Inc.	114,593	6,472,213
	Chubb, Ltd.	57,587	6,511,362
	MetLife, Inc.	98,323	4,390,122
	Travelers Cos., Inc. (The)	164,548	17,613,218
	W.R. Berkley Corp.	81,743	4,099,411
			42,314,852
	Internet & Catalog Retail 0.8%
	Liberty Interactive Corp. QVC Group Class A (a)	341,424	8,897,510
	Liberty TripAdvisor Holdings, Inc. Class A (a)	43,215	964,991
	Liberty Ventures (a)	56,501	2,222,184
			12,084,685
	Internet Software & Services 2.6%
	Alibaba Group Holding, Ltd., Sponsored ADR (a)	14,700	985,341
	Alphabet, Inc. (Google)
	Class A (a)	15,619	11,891,525
	Class C (a)	21,861	16,241,630
	eBay, Inc. (a)	201,541	4,728,152
	VeriSign, Inc. (a)	73,035	5,521,446
	Yahoo!, Inc. (a)	45,000	1,327,950
			40,696,044
	IT Services 1.9%
	Automatic Data Processing, Inc.	142,623	11,850,545
	International Business Machines Corp.	65,744	8,204,194
	PayPal Holdings, Inc. (a)	280,292	10,129,753
			30,184,492
	Machinery 1.5%
	Caterpillar, Inc.	91,645	5,703,985
	Pentair PLC	363,230	17,115,397
			22,819,382
	Media 9.0%
¤	Comcast Corp. Class A	620,313	34,557,637
	Discovery Communications, Inc. Class C (a)	155,410	4,228,706
	Grupo Televisa S.A.B., Sponsored ADR	555,000	14,696,400
	Liberty Broadband Corp.
	Class A (a)	34,379	1,636,440
	Class C (a)	127,898	6,011,206
¤	Liberty Media Corp.
	Class A (a)	241,538	8,845,122
	Class C (a)	802,536	28,562,256
	Madison Square Garden Co. (The) Class A (a)	47,877	7,376,888
	MSG Networks, Inc. Class A (a)	155,603	2,721,497
	Omnicom Group, Inc.	144,910	10,629,149
	Starz Class A (a)	84,177	2,393,152
	Time Warner, Inc.	141,054	9,935,844
	Twenty-First Century Fox, Inc. Class A	182,700	4,927,419
	Walt Disney Co. (The)	32,215	3,086,841
			139,608,557
	Multi-Utilities 0.5%
	E.ON S.E.	827,850	8,451,379

	Oil, Gas & Consumable Fuels 5.6%
	Anadarko Petroleum Corp.	68,113	2,662,537
	Apache Corp.	93,273	3,967,833
	Chesapeake Energy Corp. (a)	251,470	852,483
	Chevron Corp.	309,370	26,751,224
	ConocoPhillips	102,906	4,021,567
	Devon Energy Corp.	70,760	1,974,204
	EOG Resources, Inc.	67,292	4,779,078
	Hess Corp.	76,970	3,271,225
	Marathon Oil Corp.	113,019	1,099,675
	Marathon Petroleum Corp.	198,795	8,307,643
	Occidental Petroleum Corp.	55,510	3,820,753
	Oil Search, Ltd.	1,286,900	6,048,213
	Phillips 66	31,528	2,526,969
	Spectra Energy Corp.	235,376	6,461,071
	Total S.A.	196,800	8,756,340
	Williams Cos., Inc. (The)	105,046	2,027,388
			87,328,203
	Pharmaceuticals 7.4%
¤	Allergan PLC (a)	104,755	29,795,465
	Johnson & Johnson	80,825	8,441,363
	Mallinckrodt PLC (a)	225,010	13,070,831
	Merck & Co., Inc.	88,515	4,485,055
	Merck KGaA	87,400	7,596,181
	Novartis A.G., Sponsored ADR	178,290	13,901,271
	Novartis A.G. Registered	176,620	13,699,826
	Pfizer, Inc.	132,550	4,041,449
	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	326,599	20,079,307
			115,110,748
	Real Estate Investment Trusts 2.6%
	American Tower Corp.	204,970	19,336,870
	HCP, Inc.	223,336	8,026,696
	UDR, Inc.	328,624	11,695,728
	Weyerhaeuser Co.	50,725	1,299,067
			40,358,361
	Real Estate Management & Development 0.7%
	Mitsubishi Estate Co., Ltd.	554,250	10,985,843

	Road & Rail 1.2%
	CSX Corp.	229,725	5,288,270
	Union Pacific Corp.	178,465	12,849,480
			18,137,750
	Semiconductors & Semiconductor Equipment 2.1%
	ASML Holding N.V.	92,250	8,476,910
	Intel Corp.	662,016	20,535,736
	Texas Instruments, Inc.	58,778	3,111,120
			32,123,766
	Software 3.7%
	Microsoft Corp.	416,685	22,955,177
¤	Oracle Corp.	969,163	35,190,308
			58,145,485
	Specialty Retail 1.5%
	Home Depot, Inc. (The)	73,683	9,266,374
	Lowe's Cos., Inc.	179,567	12,867,771
	Outerwall, Inc.	34,108	1,152,851
			23,286,996
	Technology Hardware, Storage & Peripherals 4.7%
¤	Apple, Inc.	657,068	63,958,999
	Samsung Electronics Co., Ltd., GDR	18,770	8,909,737
			72,868,736
	Tobacco 0.4%
	Philip Morris International, Inc.	65,794	5,922,118

	Wireless Telecommunication Services 0.7%
	Vodafone Group PLC, Sponsored ADR	358,868	11,555,550

	Total Common Stocks (Cost $1,349,094,943)		1,524,072,299
		Principal Amount
	Short-Term Investment 2.3%
	Repurchase Agreement 2.3%
	Fixed Income Clearing Corp. 0.03%, dated 1/29/16 due 2/1/16 Proceeds at Maturity $35,699,210 (Collateralized by United States Treasury Notes with a rate of 3.625% and maturity date 8/15/19, with a Principal Amount of $33,015,000 and a Market Value of $36,421,125)	$35,699,120	35,699,120
	Total Short-Term Investment (Cost $35,699,120)		35,699,120
	Total Investments (Cost $1,384,794,063) (c)	100.0%	1,559,771,419
	Other Assets, Less Liabilities	(0.0)‡	(684,847)
	Net Assets	100.0%	$1,559,086,572

¤	Among the Fund's 10 largest holdings or issuers held, as of January 31, 2016, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	As of January 31, 2016, cost was $1,396,023,686 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$313,683,883
Gross unrealized depreciation	(149,936,150)
Net unrealized appreciation	$163,747,733

The following abbreviations are used in the preceding pages:
ADR	—American Depositary Receipt
CVA	—Company Voluntary Agreement
GDR	—Global Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2016, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks
Auto Components	$23,167,895	$6,111,106	$—	$29,279,001
Banks	48,055,449	17,078,521	—	65,133,970
Beverages	21,099,284	7,644,167	—	28,743,451
Capital Markets	59,863,440	24,850,459	—	84,713,899
Chemicals	69,420,430	18,983,593	—	88,404,023
Construction Materials	—	9,429,990	—	9,429,990
Hotels, Restaurants & Leisure	22,351,286	8,538,267	—	30,889,553
Industrial Conglomerates	32,502,192	2,260,360	—	34,762,552
Multi-Utilities	—	8,451,379	—	8,451,379
Oil, Gas & Consumable Fuels	72,523,650	14,804,553	—	87,328,203
Pharmaceuticals	93,814,741	21,296,007	—	115,110,748
Real Estate Management & Development	—	10,985,843	—	10,985,843
Semiconductors & Semiconductor Equipment	23,646,856	8,476,910	—	32,123,766
Technology Hardware, Storage & Peripherals	63,958,999	8,909,737	—	72,868,736
All Other Industries	825,847,185	—	—	825,847,185
Total Common Stocks	1,356,251,407	167,820,892	—	1,524,072,299
Short-Term Investment
Repurchase Agreement	—	35,699,120	—	35,699,120
Total Investments in Securities	$1,356,251,407	$203,520,012	$—	$1,559,771,419

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2016, foreign equity securities with a market value of $167,138,297 transferred from Level 1 to Level 2 as the prices of these securities were fair valued by applying factors provided by a third party vendor in accordance with the Fund’s policies and procedures compared with prior year prices that were based on quoted prices in active markets.

As of January 31, 2016, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Money Market Fund

Portfolio of Investments January 31, 2016 (Unaudited)

	Principal Amount	Amortized Cost
Short-Term Investments 99.4%†
Certificates of Deposit 13.5%
Bank of America NA 0.616%, due 5/18/16	$4,000,000	$4,000,000
Bank of Montreal 0.634%, due 6/10/16 (a)	10,000,000	10,000,000
Bank of Nova Scotia 0.626%, due 6/17/16 (a)	10,000,000	10,000,000
Royal Bank of Canada 0.615%, due 6/22/16 (a)	8,000,000	8,000,000
State Street Bank & Trust Co. 0.626%, due 5/20/16 (a)	9,500,000	9,500,000
Toronto-Dominion Bank (The)
0.386%, due 2/12/16 (a)	4,045,000	4,045,000
0.596%, due 5/19/16 (a)	5,000,000	5,000,000
Wells Fargo Bank NA 0.674%, due 8/5/16 (a)	10,000,000	10,000,000
		60,545,000
Financial Company Commercial Paper 16.7%
American Express Credit Corp. 0.521%, due 3/14/16 (b)	2,000,000	1,998,787
Caterpillar Financial Services Corp.
0.30%, due 3/1/16 (b)	2,000,000	1,999,517
0.501%, due 4/18/16 (b)	4,100,000	4,095,615
0.531%, due 4/13/16 (b)	2,000,000	1,997,880
Commonwealth Bank of Australia 0.544%, due 4/29/16 (b)(c)	4,100,000	4,100,000
CPPIB Capital, Inc.
0.40%, due 3/1/16 (b)(c)	7,000,000	6,997,744
0.521%, due 2/16/16 (b)(c)	5,700,000	5,698,765
Massachusetts Mutual Life Insurance Co. 0.40%, due 2/19/16 (b)(c)	3,900,000	3,899,220
National Rural Utilities Cooperative Finance Corp.
0.40%, due 2/16/16 (b)	4,000,000	3,999,333
0.41%, due 2/2/16 (b)	6,100,000	6,099,930
Nationwide Life Insurance Co. 0.55%, due 2/17/16 (b)(c)	5,000,000	4,998,778
Ontario Teachers' Finance Trust
0.43%, due 2/23/16 (b)(c)	4,000,000	3,998,949
0.601%, due 3/8/16 (b)(c)	4,400,000	4,397,360
PACCAR Financial Corp. 0.601%, due 3/16/16 (b)	4,000,000	3,997,067
Private Export Funding Corp. 0.531%, due 4/5/16 (b)(c)	5,000,000	4,995,289
Siemens Capital Co., LLC 0.47%, due 4/1/16 (b)(c)	11,500,000	11,490,992
		74,765,226
Government Agency Debt 3.7%
Federal Agricultural Mortgage Corp. 0.23%, due 2/3/16	1,600,000	1,600,235
Federal Farm Credit Bank 0.24%, due 2/2/16	5,100,000	5,100,816
Federal Home Loan Bank
0.30%, due 2/24/16	4,785,000	4,786,116
0.37%, due 2/5/16	5,000,000	5,002,107
		16,489,274
Other Commercial Paper 39.4%
3M Co. 0.40%, due 3/21/16 (b)(c)	6,000,000	5,996,733
Air Products & Chemicals, Inc. 0.37%, due 2/19/16 (b)(c)	6,000,000	5,998,890
Army and Air Force Exchange Service 0.36%, due 2/23/16 (b)(c)	4,000,000	3,999,120
Brown-Forman Corp.
0.50%, due 2/8/16 (b)(c)	4,000,000	3,999,611
0.551%, due 2/3/16 (b)(c)	6,500,000	6,499,801
Coca-Cola Co. (The) 0.511%, due 4/26/16 (b)(c)	7,500,000	7,490,969
ConocoPhillips Qatar Funding Ltd. 0.32%, due 2/16/16 (b)(c)	4,800,000	4,799,360
Danaher Corp. 0.40%, due 2/23/16 (b)(c)	5,000,000	4,998,778
Dover Corp.
0.37%, due 2/3/16 (b)(c)	1,000,000	999,980
0.39%, due 2/5/16 (b)(c)	2,000,000	1,999,913
Eli Lilly & Co. 0.35%, due 2/3/16 (b)(c)	7,500,000	7,499,854
Emerson Electric Co. 0.32%, due 2/29/16 (b)(c)	6,000,000	5,998,507
Exxon Mobil Corp. 0.46%, due 3/14/16 (b)	11,250,000	11,243,963
Florida Power & Light Co. 0.50%, due 2/10/16 (b)	4,000,000	3,999,500
Henkel of America, Inc. 0.42%, due 2/22/16 (b)(c)	6,000,000	5,998,530
Hershey Co. (The) 0.34%, due 2/5/16 (b)(c)	4,900,000	4,899,815
Home Depot, Inc. (The) 0.35%, due 2/1/16 (b)(c)	4,370,000	4,370,000
Honeywell International, Inc. 0.24%, due 2/10/16 (b)(c)	3,800,000	3,799,772
Intel Corp. 0.40%, due 2/26/16 (b)(c)	5,100,000	5,098,583
International Business Machines Corp. 0.42%, due 3/21/16 (b)(c)	6,250,000	6,246,427
Kimberly-Clark Corp.
0.34%, due 2/8/16 (b)(c)	5,000,000	4,999,669
0.36%, due 2/12/16 (b)(c)	4,000,000	3,999,560
Northern Illinois Gas Co. 0.52%, due 2/9/16 (b)	12,000,000	11,998,613
Praxair, Inc. 0.35%, due 2/23/16 (b)	5,500,000	5,498,824
Procter & Gamble Co. (The) 0.33%, due 2/17/16 (b)(c)	4,000,000	3,999,413
Province of British Columbia 0.28%, due 2/17/16 (b)	6,000,000	5,999,253
Province of Ontario 0.45%, due 2/26/16 (b)	5,000,000	4,998,438
Province of Quebec 0.395%, due 2/1/16 (b)(c)	4,500,000	4,500,000
United Parcel Service, Inc. 0.44%, due 4/5/16 (b)(c)	4,000,000	3,996,871
UnitedHealth Group, Inc. 0.68%, due 2/24/16 (b)(c)	4,000,000	3,998,262
Walt Disney Co. (The) 0.42%, due 3/28/16 (b)(c)	10,000,000	9,993,467
WGL Holdings, Inc.
0.60%, due 2/9/16 (b)(c)	4,000,000	3,999,467
0.621%, due 2/2/16 (b)(c)	2,500,000	2,499,957
		176,419,900
Treasury Debt 10.8%
United States Treasury Notes
0.25%, due 2/29/16	4,055,000	4,053,543
0.375%, due 3/31/16	4,000,000	3,997,363
0.375%, due 4/30/16	4,155,000	4,153,550
0.375%, due 5/31/16	4,110,000	4,108,647
0.375%, due 10/31/16	3,900,000	3,900,000
0.50%, due 6/30/16	4,090,000	4,092,936
0.50%, due 7/31/16	4,105,000	4,104,789
0.50%, due 8/31/16	4,100,000	4,100,377
0.50%, due 9/30/16	3,900,000	3,900,843
0.50%, due 11/30/16	3,900,000	3,899,391
0.50%, due 1/31/17	4,000,000	3,989,627
0.625%, due 12/31/16	3,800,000	3,795,547
		48,096,613
Treasury Repurchase Agreements 15.3%
Bank of America N.A. 0.32%, dated 1/29/16 due 2/1/16 Proceeds at Maturity $20,000,533 (Collateralized by a United States Treasury Bond with a rate of 3.75% and a maturity date of 11/15/43, with a Principal Amount of $16,852,100 and a Market Value of $20,400,085)	20,000,000	20,000,000
Bank of Montreal 0.30%, dated 1/29/16 due 2/1/16 Proceeds at Maturity $20,000,500 (Collateralized by United States Treasury securities with rates between 1.625% and 8.00% and maturity dates between 7/15/16 and 2/15/29, with a Principal Amount of $17,006,400 and a Market Value of $20,400,096)	20,000,000	20,000,000
TD Securities (U.S.A.) LLC 0.33%, dated 1/29/16 due 2/1/16 Proceeds at Maturity $28,311,779 (Collateralized by a United States Treasury Bond with a rate of 2.875% and a maturity date of 8/15/45, with a Principal Amount of $28,087,300 and a Market Value of $28,877,308)	28,311,000	28,311,000
		68,311,000
Total Short-Term Investments (Amortized Cost $444,627,013) (d)	99.4%	444,627,013

Other Assets, Less Liabilities	0.6	2,844,456
Net Assets	100.0%	$447,471,469

†	Percentages indicated are based on Fund net assets.
(a)	Floating rate - Rate shown was the rate in effect as of January 31, 2016.
(b)	Interest rate shown represents yield to maturity.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	The amortized cost also represents the aggregate cost for federal income tax purposes.

The following is a summary of the fair valuations according to the inputs used as of January 31, 2016, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Short-Term Investments
Certificates of Deposit	$—	$60,545,000	$—	$60,545,000
Financial Company Commercial Paper	—	74,765,226	—	74,765,226
Government Agency Debt	—	16,489,274	—	16,489,274
Other Commercial Paper	—	176,419,900	—	176,419,900
Treasury Debt	—	48,096,613	—	48,096,613
Treasury Repurchase Agreements	—	68,311,000	—	68,311,000
Total Investments in Securities	$—	$444,627,013	$—	$444,627,013

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2016, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2016, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Tax Free Bond Fund

Portfolio of Investments January 31, 2016 (Unaudited)

		Principal Amount	Value
	Municipal Bonds 95.5% †
	Alaska 0.2%
	Alaska Industrial Development & Export Authority, FairBanks Community Hospital, Revenue Bonds 5.00%, due 4/1/32	$3,550,000	$3,996,448

	Arizona 0.1%
	Arizona Health Facilities Authority, Phoenix Children's Hospital, Revenue Bonds Series A 5.00%, due 2/1/42	1,000,000	1,085,970

	California 13.5%
	Anaheim Public Financing Authority, Public Improvement Project, Revenue Bonds Series A-1, Insured: NATL-RE 4.75%, due 9/1/33	15,675,000	16,475,052
	Anaheim, California, School District, Unlimited General Obligation Insured: AGM 6.25%, due 8/1/40	4,700,000	5,803,419
	Antelope Valley Community College District, Unlimited General Obligation 5.00%, due 8/1/39	10,000,000	11,731,800
	California Educational Facilities Authority, Revenue Bonds 6.125%, due 10/1/30	1,525,000	1,877,016
	California Health Facilities Financing Authority, Catholic Healthcare, Revenue Bonds
	Series A 5.00%, due 11/15/41	5,000,000	5,846,800
	Series A 5.00%, due 11/15/46	5,250,000	6,111,788
	Series A 6.00%, due 7/1/34	3,000,000	3,464,970
	California State Public Works Board, Capital Projects, Revenue Bonds Series I-1 6.625%, due 11/1/34	1,060,000	1,064,971
	California State Public Works Revenue, Various Capital Project, Revenue Bonds Series G1 5.75%, due 10/1/30	1,400,000	1,636,810
	California State, Unlimited General Obligation
	6.00%, due 11/1/35	2,500,000	2,963,625
	6.25%, due 11/1/34	4,000,000	4,783,520
	California Statewide Communities Development Authority, Aspire Public Schools, Revenue Bonds 6.375%, due 7/1/45	780,000	801,988
	California Statewide Communities Development Authority, Revenue Bonds 5.25%, due 11/1/30	1,475,000	1,692,105
	Ceres Unified School District, Unlimited General Obligation Series A (zero coupon), due 8/1/37	4,150,000	1,129,962
	City of Escondido, CA, Unlimited General Obligation 5.00%, due 9/1/36	5,000,000	5,989,050
	City of Long Beach, CA, Airport System, Revenue Bonds Series A 5.00%, due 6/1/30	5,000,000	5,694,000
	Fontana Public Finance Authority, Revenue Bonds Series A, Insured: BAM 5.00%, due 9/1/32	2,640,000	3,043,577
	Fontana Unified School District, Unlimited General Obligation
	Series C (zero coupon), due 8/1/35	14,800,000	6,124,980
	Series C (zero coupon), due 8/1/36	15,500,000	5,951,070
	Fresno, California Unified School District Education, Unlimited General Obligation
	Series G (zero coupon), due 8/1/32	6,000,000	2,509,020
	Series G (zero coupon), due 8/1/33	10,000,000	3,876,800
	Series G (zero coupon), due 8/1/41	23,485,000	5,183,140
	Golden State Tobacco Securitization Corp., Asset Backed, Revenue Bonds Series A, Insured: AGM 5.00%, due 6/1/40	18,085,000	20,915,483
	Hayward Unified School District, Unlimited General Obligation
	Series A, Insured: AGM (zero coupon), due 8/1/36	12,500,000	3,769,750
	Series A, Insured: AGM (zero coupon), due 8/1/37	7,000,000	1,962,940
	Irvine Unified School District, Community Facilities District, Special Tax Series 09-1 0.01%, due 9/1/54 (a)	3,700,000	3,700,000
	Merced Union High School District, Cabs-Election, Unlimited General Obligation Series C (zero coupon), due 8/1/46	53,000,000	8,271,710
	Oakland Unified School District, Alameda County, Unlimited General Obligation
	Insured: AGM 5.00%, due 8/1/27	1,160,000	1,418,205
	Insured: AGM 5.00%, due 8/1/28	1,755,000	2,123,743
	Insured: AGM 5.00%, due 8/1/29	2,535,000	3,055,537
	Oceanside Unified School District CA, Unlimited General Obligation Insured: AGM (zero coupon), due 8/1/49	11,555,000	1,480,483
	Palomar Pomerado Health Election, Unlimited General Obligation Series A, Insured: AMBAC 5.00%, due 8/1/34	7,500,000	7,514,550
	Paramount Unified School District, Unlimited General Obligation Insured: BAM (zero coupon), due 8/1/43	25,000,000	5,253,500
	Pomona Unified School District, Election 2008, Unlimited General Obligation Series E, Insured: AGM 5.00%, due 8/1/30	3,285,000	3,791,087
	Port of Los Angeles, Harbor Department, Revenue Bonds Series A 5.00%, due 8/1/36 (b)	1,000,000	1,161,380
	Riverside County Transportation Commission, Revenue Bonds Series A 5.25%, due 6/1/30	3,000,000	3,697,290
	Sacramento Unified School District, General Obligation Insured: AGM 5.00%, due 7/1/31	3,955,000	4,563,556
	San Bernardino City Unified School District, Election, Unlimited General Obligation Series A, Insured: AGM 5.00%, due 8/1/30	1,000,000	1,180,180
	San Diego Public Facilities Financing Authority, Capital Improvement Projects, Revenue Bonds Series A 5.00%, due 10/15/44	4,000,000	4,607,560
	San Lorenzo, California Unified School District, Unlimited General Obligation Series B 6.00%, due 8/1/41	4,535,000	5,492,701
	San Ysidro School District, Unlimited General Obligation
	Insured: AGM (zero coupon), due 8/1/45	10,000,000	2,377,700
	Series F, Insured: AGM (zero coupon), due 8/1/48	25,705,000	3,104,650
	Santa Ana Unified School District, Unlimited General Obligation Series B, Insured: AGC (zero coupon), due 8/1/47	50,000,000	14,588,500
	Santa Clara Valley Transportation Authority, Revenue Bonds Series A 5.00%, due 4/1/35	3,900,000	4,698,174
	Southern California Public Power Authority, Apex Power Project, Revenue Bonds Series A 5.00%, due 7/1/33	4,500,000	5,410,125
	Twin Rivers Unified School District, Unlimited General Obligation Insured: AGM (zero coupon), due 8/1/32	5,350,000	2,971,283
	Westminster School District, CABS, Election 2008, Unlimited General Obligation
	Series B, Insured: BAM (zero coupon), due 8/1/48	13,900,000	2,000,766
	Series B, Insured: BAM (zero coupon), due 8/1/53	6,500,000	625,495
			223,491,811
	Colorado 0.4%
	Colorado Health Facilities Authority, Evangelical Lutheran Good Sama, Revenue Bonds 5.625%, due 6/1/43	3,280,000	3,827,957
	Park Creek Metropolitan District, Revenue Bonds Series A, Insured: AGM 6.125%, due 12/1/41	1,600,000	1,971,584
			5,799,541
	Connecticut 3.9%
	Connecticut State Health & Educational Facility Authority, Quinnipiac University, Revenue Bonds Series L 5.00%, due 7/1/32	10,425,000	12,078,613
¤	Connecticut State Health & Educational Facility Authority, Trinity Health Corp., Revenue Bonds 5.00%, due 12/1/45	20,625,000	23,830,950
	Hartford, CT, Unlimited General Obligation
	Series A 5.00%, due 4/1/28	2,500,000	2,892,500
	Series A 5.00%, due 4/1/29	1,250,000	1,466,906
	Series A, Insured: AGM 5.00%, due 4/1/32	275,000	320,086
	Series C, Insured: AGM 5.00%, due 7/15/32	7,470,000	8,732,804
	Series C, Insured: AGM 5.00%, due 7/15/34	2,500,000	2,904,700
	State of Connecticut Special Tax Revenue, Transportation Infrastructure, Revenue Bonds Series A 5.00%, due 9/1/30	5,000,000	6,040,850
	State of Connecticut, Unlimited General Obligation Series B 5.00%, due 6/15/32	5,000,000	5,960,700
			64,228,109
	District of Columbia 1.7%
	District of Columbia, Friendship Public Charter School, Inc., Revenue Bonds
	5.00%, due 6/1/32	1,125,000	1,209,049
	5.00%, due 6/1/42	5,500,000	5,819,055
	District of Columbia, KIPP Charter School, Revenue Bonds
	6.00%, due 7/1/43	1,000,000	1,164,110
	6.00%, due 7/1/48	1,575,000	1,822,322
	District of Columbia, Tax Allocation 5.00%, due 6/1/27	525,000	593,308
	Metropolitan Washington Airports Authority, Revenue Bonds
	Series C, Insured: AGC (zero coupon), due 10/1/41 (c)	8,000,000	9,920,960
	Series B (zero coupon), due 10/1/44 (c)	7,140,000	7,900,481
			28,429,285
	Florida 3.8%
	City of Orlando, Tourist Development Tax Revenue, 3rd Lien, 6th Cent Contract, Revenue Bonds Insured: AGC 5.50%, due 11/1/38	15,000,000	15,767,550
	County of Miami-Dade Florida Transit System Sales Surtax Revenue, Revenue Bonds 5.00%, due 7/1/42	7,265,000	8,284,715
	County of Miami-Dade Florida Water and Sewer System Revenue, Revenue Bonds Series A 5.00%, due 10/1/42	8,055,000	9,100,217
	Miami Beach Florida Parking Revenue, Revenue Bonds
	Insured: BAM 5.00%, due 9/1/34	1,000,000	1,178,340
	Insured: BAM 5.00%, due 9/1/35	1,990,000	2,335,782
	Insured: BAM 5.00%, due 9/1/40	2,500,000	2,882,375
	Miami-Dade County Florida Aviation, Miami International Airport, Revenue Bonds Series A, Insured: AGM 5.25%, due 10/1/41 (b)	11,000,000	11,977,240
	Miami-Dade County Florida, Jackson Health System, Revenue Bonds Series A, Insured: BAM 5.00%, due 6/1/33	3,375,000	3,951,585
	Miami-Dade County Florida, Revenue Bonds
	Series A, Insured: NATL-RE (zero coupon), due 10/1/36	10,000,000	3,440,600
	Series A, Insured: NATL-RE (zero coupon), due 10/1/37	10,000,000	3,260,500
	Series A, Insured: NATL-RE (zero coupon), due 10/1/38	245,000	75,688
			62,254,592
	Georgia 1.6%
	Atlanta Development Authority, Revenue Bonds Series A-1 5.25%, due 7/1/44	10,000,000	11,744,900
	Atlanta, Georgia Water & Wastewater, Revenue Bonds 5.00%, due 11/1/40	3,000,000	3,492,180
	Fulton County Georgia Development Authority, Piedmont Healthcare, Inc., Revenue Bonds Series A 5.00%, due 6/15/32	1,700,000	1,858,746
	Heard County Development Authority, Georgia Power Co., Revenue Bonds 0.18%, due 12/1/37 (a)(b)	9,600,000	9,600,000
			26,695,826
	Guam 1.9%
	Antonio B Won Pat International Airport Authority, Guam Airport, Revenue Bonds Series C, Insured: AGM 6.125%, due 10/1/43 (b)	5,000,000	5,920,450
	Guam Government, Revenue Bonds
	Series D 5.00%, due 11/15/35	8,350,000	9,567,013
	Series A 5.125%, due 1/1/42	3,085,000	3,397,757
	Series A 5.25%, due 1/1/36	2,000,000	2,240,160
	Series A 6.50%, due 11/1/40	2,700,000	3,258,819
	Guam Power Authority, Revenue Bonds
	Series A, Insured: AGM 5.00%, due 10/1/30	5,610,000	6,666,812
	Series A, Insured: AGM 5.00%, due 10/1/44	655,000	749,510
			31,800,521
	Hawaii 1.2%
	Hawaii State Department of Budget and Finance, Hawaiian Electric Co., Revenue Bonds 6.50%, due 7/1/39	3,000,000	3,403,830
	Hawaii State Department of Budget and Finance, Queens Health System, Revenue Bonds Series A 5.00%, due 7/1/35	13,595,000	15,958,219
			19,362,049
	Illinois 8.8%
	Carol Stream Park District, Unlimited General Obligation 5.00%, due 1/1/37	4,620,000	5,230,025
	Chicago Board of Education, Unlimited General Obligation
	Series A, Insured: AGM 5.50%, due 12/1/39	12,750,000	13,640,460
	Series A 5.50%, due 12/1/39	7,500,000	5,998,875
	Chicago, Illinois Motor Fuel Tax, Revenue Bonds Insured: AGM 5.00%, due 1/1/33	4,725,000	5,150,108
	Chicago, Illinois O' Hare International Airport, Revenue Bonds
	Series A, Insured: AGM 5.00%, due 1/1/33	7,000,000	7,448,700
	Series A 5.625%, due 1/1/35	2,250,000	2,616,727
¤	Chicago, Wastewater Transmission, Revenue Bonds
	5.00%, due 1/1/28	1,000,000	1,128,790
	5.00%, due 11/1/29	1,000,000	1,112,750
	5.00%, due 1/1/33	2,000,000	2,198,680
	5.00%, due 1/1/39	8,420,000	9,105,388
	5.00%, due 1/1/44	14,340,000	15,415,787
	Cook County Community College District No 508, City College Chicago, Unlimited General Obligation 5.50%, due 12/1/38	5,000,000	5,810,300
	Illinois Finance Authority, Rehab Institute of Chicago, Revenue Bonds Series A 6.00%, due 7/1/43	9,600,000	11,499,840
	Illinois Finance Authority, Swedish Covenant, Revenue Bonds Series A 5.75%, due 8/15/29	6,175,000	6,941,070
	Illinois Sports Facilities Authority, Revenue Bonds Insured: AGM 5.25%, due 6/15/31	5,000,000	5,720,200
	Knox & Warren Counties, Illinois Community Unit School District No. 205 Galesburg, Unlimited General Obligation
	Series A 4.25%, due 1/1/19	240,000	259,013
	Series A 5.00%, due 1/1/20	205,000	231,476
	Northern Illinois Municipal Power Agency, Prairie State Project, Revenue Bonds Series A, Insured: NATL-RE 5.00%, due 1/1/37	10,000,000	10,609,600
	Southwestern Illinois Development Authority, Local Government Program, Revenue Bonds Series B 4.00%, due 10/15/40	5,000,000	5,019,750
	Springfield IL Electric Revenue, Senior Lien, Revenue Bonds Insured: AGM 5.00%, due 3/1/40	10,000,000	11,342,100
	State of Illinois, Housing & Auxiliary Facilities System, Revenue Bonds
	Series B, Insured: BAM 5.00%, due 4/1/26	1,175,000	1,408,038
	Series B, Insured: BAM 5.00%, due 4/1/29	1,620,000	1,900,762
	Series B, Insured: BAM 5.00%, due 4/1/30	1,000,000	1,163,430
	State of Illinois, Unlimited General Obligation 5.00%, due 8/1/20	10,890,000	12,181,990
	Village of Bellwood IL, Unlimited General Obligation Insured: AGM 5.00%, due 12/1/29	1,500,000	1,772,595
			144,906,454
	Indiana 0.7%
	Indiana State Finance Authority, Butler University, Revenue Bonds
	Series B 5.00%, due 2/1/24	2,100,000	2,472,918
	Series A 5.00%, due 2/1/25	4,425,000	5,173,356
	Series B 5.00%, due 2/1/26	2,320,000	2,696,304
	Indianapolis, Indiana Public Improvement Bond Bank, Revenue Bonds Series A, Insured: AGC 5.50%, due 1/1/38	1,100,000	1,242,538
			11,585,116
	Kansas 0.7%
	University of Kansas Hospital Authority, Revenue Bonds
	5.00%, due 9/1/33	2,500,000	2,905,975
	5.00%, due 9/1/34	5,000,000	5,798,450
	5.00%, due 9/1/35	2,800,000	3,239,572
			11,943,997
	Kentucky 1.1%
	Kentucky Economic Development Finance Authority, Republic Services, Inc., Revenue Bonds Series B 0.48%, due 4/1/31 (a)	7,000,000	7,000,000
	Kentucky Municipal Power Agency, Revenue Bonds Series A, Insured: NATL-RE 5.00%, due 9/1/42	10,000,000	11,308,300
			18,308,300
	Louisiana 2.5%
	City of New Orleans LA Sewerage Service Revenue, Revenue Bonds 5.00%, due 6/1/40	2,745,000	3,105,528
	City of Shreveport LA Water & Sewer Revenue, Revenue Bonds 5.00%, due 12/1/40	4,000,000	4,534,800
	Jefferson Parish, Louisiana Hospital Service District No. 1, West Jefferson Medical Center, Revenue Bonds Series A, Insured: AGM 6.00%, due 1/1/39	3,695,000	4,533,285
	Louisiana Public Facilities Authority, Dynamic Fuels LLC Project, Revenue Bonds 0.01%, due 10/1/33 (a)	18,600,000	18,600,000
	Louisiana Public Facilities Authority, Ochsner Clinic, Revenue Bonds 6.25%, due 5/15/31	5,690,000	6,845,013
	Louisiana State Citizens Property Insurance Corp., Revenue Bonds
	Series B, Insured: AMBAC 5.00%, due 6/1/20	2,340,000	2,377,440
	Series C-3, Insured: AGC 6.125%, due 6/1/25	1,000,000	1,117,790
			41,113,856
	Maryland 0.3%
	Maryland Health and Higher Educational Facilities Authority, Peninsula Regional Medical Center, Revenue Bonds 5.00%, due 7/1/39	3,600,000	4,110,696

	Massachusetts 0.9%
	Massachusetts Educational Financing Authority, Revenue Bonds
	Series B 5.70%, due 1/1/31 (b)	1,425,000	1,547,636
	Series I 6.00%, due 1/1/28	1,910,000	2,028,286
	Massachusetts State Health & Educational Facilities Authority, Suffolk University, Revenue Bonds
	Series A 6.00%, due 7/1/24	2,000,000	2,295,580
	Series A 6.25%, due 7/1/30	6,400,000	7,372,096
	Metropolitan Boston Transit Parking Corp., Revenue Bonds 5.25%, due 7/1/36	2,000,000	2,347,580
			15,591,178
	Michigan 6.1%
	Detroit, Michigan Distribution State Aid, General Obligation Limited 5.25%, due 11/1/35	5,200,000	5,661,760
	Detroit, Michigan Sewerage Disposal System, Revenue Bonds Series A, Insured: NATL-RE 5.25%, due 7/1/20	2,000,000	2,091,820
	Detroit, Michigan Water and Sewerage Department, Senior Lien, Revenue Bonds
	Series A 5.25%, due 7/1/39	14,150,000	15,752,063
	Series C-1, Insured: AGM 7.00%, due 7/1/27	5,000,000	5,837,300
	Detroit, Michigan Water Supply System, Revenue Bonds
	Series D, Insured: AGM 4.625%, due 7/1/32	1,535,000	1,536,965
	Series A, Insured: AGM 5.00%, due 7/1/34	1,600,000	1,615,488
	Series A 5.25%, due 7/1/41	5,000,000	5,477,700
	Series A 5.75%, due 7/1/37	5,550,000	6,281,656
	Detroit, Michigan, City School District, Improvement School Building and Site, Unlimited General Obligation
	Series A, Insured: Q-SBLF 5.00%, due 5/1/26	750,000	857,633
	Series A, Insured: Q-SBLF 5.00%, due 5/1/27	7,500,000	8,517,375
	Series A, Insured: Q-SBLF 5.00%, due 5/1/29	3,620,000	4,068,808
	Series A, Insured: Q-SBLF 5.00%, due 5/1/33	4,535,000	5,032,217
	Michigan Finance Authority Revenue, Local Government Loan Program, Revenue Bonds
	Insured: AGM 5.00%, due 7/1/28	500,000	587,755
	Series C 5.00%, due 11/1/28	7,290,000	8,096,274
	5.00%, due 7/1/33	500,000	578,425
	5.00%, due 7/1/34	500,000	576,215
	Insured: AGM 5.00%, due 7/1/35	2,000,000	2,267,040
	Insured: NATL-RE 5.00%, due 7/1/36	7,400,000	8,358,892
	Michigan Finance Authority, Detroit Water & Sewer, Revenue Bonds Second Lien - Series C-1 5.00%, due 7/1/44	2,500,000	2,710,950
	Michigan Finance Authority, Detroit Water and Sewer, Revenue Bonds Insured: AGM 5.00%, due 7/1/33	3,000,000	3,429,150
	Michigan Finance Authority, Revenue Bonds
	Insured: NATL-RE 5.00%, due 7/1/32	2,500,000	2,861,625
	5.50%, due 6/1/21	5,000,000	5,409,050
	Michigan Tobacco Settlement Finance Authority, Revenue Bonds Series A 6.00%, due 6/1/34	250,000	237,205
	Wayne Charter County Michigan, Limited General Obligation Series A, Insured: AGM 5.00%, due 2/1/38	2,500,000	2,559,350
			100,402,716
	Missouri 0.0%‡
	Joplin Industrial Development Authority, Freeman Health System, Revenue Bonds 5.00%, due 2/15/35	605,000	677,818

	Nebraska 2.0%
¤	Central Plains Energy, Project No. 3, Revenue Bonds
	5.00%, due 9/1/42	13,590,000	14,897,086
	5.25%, due 9/1/37	15,535,000	17,580,494
			32,477,580
	New Hampshire 0.1%
	Manchester, NH General Airport, Revenue Bonds Series A, Insured: AGM 5.00%, due 1/1/26	1,800,000	2,032,506

	New Jersey 1.9%
	New Jersey Economic Development Authority, MSU Student Housing Project, Provident Group-Montclair LLC, Revenue Bonds 5.375%, due 6/1/25	4,500,000	5,074,650
	New Jersey Economic Development Authority, Revenue Bonds
	5.00%, due 1/1/28 (b)	1,000,000	1,121,340
	5.50%, due 1/1/26 (b)	1,000,000	1,175,090
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds
	5.00%, due 7/1/29	1,225,000	1,457,971
	5.00%, due 7/1/30	1,000,000	1,183,250
	5.00%, due 7/1/32	1,315,000	1,535,407
	Series A 5.25%, due 7/1/26	3,710,000	4,292,544
	Insured: AGC 5.25%, due 1/1/31	2,760,000	2,951,544
	New Jersey Higher Education Student Assistance Authority, Revenue Bonds Series 1 5.50%, due 12/1/26 (b)	3,750,000	4,231,950
	New Jersey State Higher Education Student Assistance Authority, Student Loan, Revenue Bonds Series A, Insured: AGC 6.125%, due 6/1/30 (b)	2,885,000	3,119,377
	Newark, New Jersey Housing Authority, South Ward Police Facility, Revenue Bonds
	Insured: AGC 5.75%, due 12/1/30	1,135,000	1,300,199
	Insured: AGC 6.75%, due 12/1/38	4,000,000	4,712,360
			32,155,682
	New Mexico 0.1%
	Farmington Pollution Control, Revenue Bonds 5.90%, due 6/1/40	2,000,000	2,213,200

	New York 9.0%
	Build NYC Resource Corp., Parking Facility, Revenue Bonds
	Insured: AGM 5.00%, due 12/15/19	975,000	1,105,016
	Insured: AGM 5.00%, due 12/15/20	1,025,000	1,186,806
	Insured: AGM 5.00%, due 12/15/21	1,075,000	1,267,307
	Insured: AGM 5.00%, due 12/15/22	740,000	885,092
	City of New York, Unlimited General Obligation Series H-5 0.22%, due 3/1/34 (a)	5,475,000	5,475,000
	Long Island Power Authority, Eletric System, Revenue Bonds Series A, Insured: BAM 5.00%, due 9/1/44	10,000,000	11,569,800
	Long Island Power Authority, Revenue Bonds
	Series A, Insured: BAM 5.00%, due 9/1/39	10,000,000	11,660,600
	Series B 5.00%, due 9/1/45	7,250,000	8,287,910
	Metropolitan Transportation Authority, Revenue Bonds Series F 5.00%, due 11/15/35	1,500,000	1,779,510
	New York City Transitional Finance Authority, Building Aid Revenue, Revenue Bonds
	Series S-1 5.00%, due 7/15/33	6,060,000	7,239,942
	Series S-1 5.00%, due 7/15/36	10,000,000	11,806,600
	New York City Transitional Finance Authority, Future Tax Secured, Revenue Bonds
	Series 2A 0.22%, due 11/1/22 (a)	3,900,000	3,900,000
	Series E-1 5.00%, due 2/1/41	2,500,000	2,903,800
	New York City Water & Sewer System, Revenue Bonds Series EE 5.50%, due 6/15/43	11,400,000	13,452,456
	New York Liberty Development Corp., 4 World Trade Center Project, Revenue Bonds 5.75%, due 11/15/51	11,500,000	13,463,395
	New York Liberty Development Corp., Bank of America, Revenue Bonds Class 3 6.375%, due 7/15/49	5,000,000	5,655,700
	New York Liberty Development Corp., Revenue Bonds 5.00%, due 12/15/41	12,315,000	14,016,810
	New York State Dormitory Authority, Revenue Bonds
	Series E 5.00%, due 3/15/34	4,190,000	5,071,283
	Series A 5.00%, due 7/1/34	5,000,000	5,969,350
	Series A 5.00%, due 7/1/35	6,610,000	7,882,359
	5.50%, due 7/1/40	465,000	531,644
	Triborough Bridge & Tunnel Authority, Revenue Bonds Series A 5.25%, due 11/15/45	10,820,000	12,941,477
			148,051,857
	North Carolina 0.4%
	Charlotte-Mecklenburg Hospital Authority, Carolinas Healthcare System, Revenue Bonds Series A 5.00%, due 1/15/31	2,050,000	2,344,277
	North Carolina Medical Care Commission, North Carolina Baptist Hospital, Revenue Bonds 5.25%, due 6/1/25	1,000,000	1,148,170
	North Carolina Turnpike Authority, Revenue Bonds Series A, Insured: AGC 5.75%, due 1/1/39	3,000,000	3,336,720
			6,829,167
	North Dakota 0.3%
	Grand Forks Health Care, ND, Altra Health System, Revenue Bonds 5.00%, due 12/1/35	4,050,000	4,447,710

	Ohio 3.0%
¤	American Municipal Power, Inc., Prairie Energy Campus, Revenue Bonds
	Series A, Insured: BAM 5.25%, due 2/15/30	15,000,000	17,649,150
	Series A, Insured: BAM 5.25%, due 2/15/31	7,055,000	8,275,303
	City of Cleveland, OH, Airport System Revenue, Revenue Bonds Series A, Insured: AGM 5.00%, due 1/1/30	3,000,000	3,406,890
	City of Cleveland, OH, Income Tax Revenue, Revenue Bonds Series A-2 5.00%, due 10/1/37	1,500,000	1,710,795
	Clermont County Port Authority, W. Clermont Local School District Project, Revenue Bonds
	Insured: BAM 5.00%, due 12/1/31	650,000	766,090
	Insured: BAM 5.00%, due 12/1/32	2,200,000	2,576,464
	Insured: BAM 5.00%, due 12/1/33	1,335,000	1,558,492
	Cleveland-Cuyahoga County Port Authority, Revenue Bonds 6.00%, due 11/15/25	1,980,000	2,319,412
	Hamilton County Ohio Health Care Facility, Christ Hospital Project, Revenue Bonds 5.50%, due 6/1/42	2,000,000	2,263,780
	North Olmsted City School District, Unlimited General Obligation Series A 5.00%, due 12/1/40	7,250,000	8,381,943
			48,908,319
	Oklahoma 0.0%‡
	Tulsa Airports Improvement Trust, Revenue Bonds Series D, Insured: BAM 5.00%, due 6/1/28	500,000	548,545

	Pennsylvania 2.2%
	Montgomery County Industrial Development Authority, Revenue Bonds 5.25%, due 8/1/33	175,000	207,799
	Pennsylvania Economic Development Financing Authority, Capitol Region Parking System, Revenue Bonds Series B 6.00%, due 7/1/53	8,450,000	10,184,616
	Pennsylvania State Turnpike Commission, Revenue Bonds Series B 5.75%, due 6/1/39	4,000,000	4,515,160
	Pennsylvania Turnpike Commission, Revenue Bonds Series B, Insured: BAM 5.25%, due 12/1/44	7,500,000	8,694,000
	Philadelphia, PA, Unlimited General Obligation 6.50%, due 8/1/41	5,125,000	6,109,666
	State Public School Building Authority, Philadelphia Community College, Revenue Bonds Insured: BAM 5.00%, due 6/15/28	5,505,000	6,516,213
			36,227,454
	Puerto Rico 7.7%
	Commonwealth of Puerto Rico, Public Improvement, Unlimited General Obligation
	Series A, Insured: AGC 5.00%, due 7/1/26	175,000	175,744
	Series A, Insured: AGM 5.00%, due 7/1/35	13,700,000	13,733,017
	Series A, Insured: AGM 5.25%, due 7/1/24	1,220,000	1,256,149
	Series C, Insured: AGM 5.375%, due 7/1/28	375,000	377,974
	Series A, Insured: NATL-RE 5.50%, due 7/1/19	425,000	436,492
	Series A, Insured: NATL-RE 5.50%, due 7/1/20	2,250,000	2,304,338
	Series A, Insured: NATL-RE 5.50%, due 7/1/21	500,000	513,995
	Commonwealth of Puerto Rico, Unlimited General Obligation Insured: AGC 5.00%, due 7/1/34	105,000	105,130
	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds Series A, Insured: AGC 5.125%, due 7/1/47	6,580,000	6,608,689
	Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Revenue Bonds
	Series A, Insured: AGC 5.00%, due 7/1/28	1,180,000	1,183,280
	Series A, Insured: AGC 6.125%, due 7/1/24	1,000,000	1,032,110
	Puerto Rico Commonwealth, Public Improvement, Unlimited General Obligation
	Series A-4, Insured: AGM 5.00%, due 7/1/31	3,450,000	3,470,044
	Series A, Insured: NATL-RE 5.50%, due 7/1/20	1,180,000	1,208,497
	Series C, Insured: AGM 5.75%, due 7/1/37	1,020,000	1,026,589
	Series C-7, Insured: NATL-RE 6.00%, due 7/1/27	2,490,000	2,538,455
	Puerto Rico Electric Power Authority, Revenue Bonds
	Series UU, Insured: AGC 4.25%, due 7/1/27	1,120,000	1,059,206
	Series RR, Insured: NATL-RE 5.00%, due 7/1/21	1,080,000	1,080,043
	Series RR, Insured: NATL-RE 5.00%, due 7/1/22	515,000	514,279
	Series SS, Insured: NATL-RE 5.00%, due 7/1/23	800,000	796,296
	Series PP, Insured: NATL-RE 5.00%, due 7/1/23	1,005,000	1,000,347
	Series UU, Insured: AGM 5.00%, due 7/1/23	1,820,000	1,827,735
	Series UU, Insured: AGM 5.00%, due 7/1/24	3,135,000	3,144,907
	Series UU, Insured: AGC 5.00%, due 7/1/26	505,000	505,975
	Series TT, Insured: AGM 5.00%, due 7/1/27	500,000	500,355
	Insured: AGC 5.00%, due 7/1/28	550,000	548,719
	Series VV, Insured: NATL-RE 5.25%, due 7/1/26	185,000	184,624
	Series VV, Insured: NATL-RE 5.25%, due 7/1/32	2,000,000	1,972,860
	Puerto Rico Electric Power Authority, Revenue Bonds Series TT, Insured: AGM 5.00%, due 7/1/18	175,000	178,546
	Puerto Rico Highways & Transportation Authority, Commonwealth Highway, Revenue Bonds Series J, Insured: NATL-RE 5.00%, due 7/1/29	650,000	637,832
¤	Puerto Rico Highways & Transportation Authority, Revenue Bonds
	Series D, Insured: AGM 5.00%, due 7/1/27	530,000	530,069
	Series L, Insured: NATL-RE 5.25%, due 7/1/24	1,755,000	1,774,568
	Series N, Insured: NATL-RE 5.25%, due 7/1/32	6,025,000	5,962,701
	Series CC, Insured: AGM 5.25%, due 7/1/33	1,035,000	1,073,999
	Series N, Insured: NATL-RE 5.25%, due 7/1/33	5,520,000	5,426,988
	Series N, Insured: AGC 5.25%, due 7/1/34	3,200,000	3,305,216
	Series CC, Insured: AGM 5.25%, due 7/1/36	1,055,000	1,083,685
	Series N, Insured: AGC 5.25%, due 7/1/36	21,000,000	21,570,990
	Series E, Insured: AGM 5.50%, due 7/1/21	310,000	326,508
	Series N, Insured: AGM 5.50%, due 7/1/26	335,000	353,338
	Series N, Insured: AGM 5.50%, due 7/1/29	10,000,000	10,599,800
	Series CC, Insured: AGC 5.50%, due 7/1/31	565,000	604,855
	Puerto Rico Municipal Finance Agency, Revenue Bonds
	Series A, Insured: AGM 5.00%, due 8/1/30	535,000	535,021
	Series C, Insured: AGM 5.25%, due 8/1/19	695,000	722,112
	Series C, Insured: AGC 5.25%, due 8/1/20	100,000	103,130
	Series C, Insured: AGC 5.25%, due 8/1/23	100,000	102,333
	Puerto Rico Municipal Finance Agency, Unlimited General Obligation Series A, Insured: AGM 4.75%, due 8/1/22	495,000	495,040
	Puerto Rico Public Buildings Authority, Government Facilities, Revenue Bonds
	Series F, Insured: NATL-RE 5.25%, due 7/1/23	220,000	224,391
	Series M-3, Insured: NATL-RE 6.00%, due 7/1/27	7,410,000	7,554,199
	Puerto Rico Sales Tax Financing Corp., Revenue Bonds
	Series A, Insured: NATL-RE (zero coupon), due 8/1/45	59,430,000	8,937,678
	Series A, Insured: AMBAC (zero coupon), due 8/1/54	200,000	33,548
	Series A, Insured: AGM 5.00%, due 8/1/40	3,425,000	3,440,412
	Series C, Insured: AGM 5.125%, due 8/1/42	2,980,000	3,008,608
			127,691,416
	Rhode Island 1.8%
	Providence Public Buildings Authority, Revenue Bonds Series A, Insured: AGM 5.875%, due 6/15/26	1,565,000	1,827,372
¤	Tobacco Settlement Financing Corp., Revenue Bonds
	Series A 5.00%, due 6/1/35	20,000,000	21,937,000
	Series A 5.00%, due 6/1/40	4,750,000	5,090,100
			28,854,472
	South Carolina 2.3%
	Piedmont Municipal Power Agency, Revenue Bonds Series C, Insured: AGC 5.75%, due 1/1/34	10,345,000	12,273,308
	South Carolina Jobs-Economic Development Authority, Palmetto Health, Revenue Bonds
	Series A 5.00%, due 8/1/19	420,000	466,313
	Series A 5.25%, due 8/1/30	2,955,000	3,412,818
¤	South Carolina State Public Service Authority, Revenue Bonds
	Series C 5.00%, due 12/1/36	3,310,000	3,805,342
	Series C 5.00%, due 12/1/46	12,550,000	14,142,846
	Series E 5.25%, due 12/1/55	3,250,000	3,693,723
			37,794,350
	South Dakota 0.1%
	Harrisburg School District No. 41-2, Unlimited General Obligation 5.00%, due 7/15/33	1,370,000	1,546,264

	Tennessee 2.0%
	City of Memphis, TN, Unlimited General Obligation Series C, Insured: BAM 5.00%, due 4/1/45	8,160,000	9,379,349
	Johnson City Health & Educational Facilities Board, Mountain States Health Alliance, Revenue Bonds 6.00%, due 7/1/38	3,605,000	4,106,563
	Johnson City Tennessee Health & Educational Facilities Board Hospital, Revenue Bonds Series A 6.50%, due 7/1/38	6,500,000	7,542,015
	Shelby County Health Educational & Housing Facilities Board, Revenue Bonds Series B, Insured: AGM 0.01%, due 6/1/42 (a)	12,000,000	12,000,000
			33,027,927
	Texas 9.2%
	Central Texas Regional Mobility Authority, Revenue Bonds 5.75%, due 1/1/31	2,100,000	2,399,565
	Central Texas Turnpike System, Revenue Bonds
	Series C 5.00%, due 8/15/34	5,000,000	5,728,450
	Series B 5.00%, due 8/15/37	3,790,000	4,357,552
	Dallas/Fort Worth International Airport, Revenue Bonds Series A 5.00%, due 11/1/38 (b)	10,000,000	11,049,200
	Edinburg Local Government Finance Corp., Revenue Bonds Series A, Insured: AGM 5.00%, due 3/1/45	1,000,000	1,110,950
	Harris County-Houston Sports Authority, Revenue Bonds Series A, Insured: NATL-RE (zero coupon), due 11/15/40	17,115,000	5,349,636
	Houston Higher Education Finance Corp., Revenue Bonds
	6.50%, due 5/15/31	1,050,000	1,301,978
	Series A 6.875%, due 5/15/41	6,400,000	8,295,936
	Houston, TX, Revenue Bonds Series B 5.00%, due 9/1/31	2,000,000	2,051,291
¤	North Texas Tollway Authority, Revenue Bonds
	Series A 5.00%, due 1/1/34	1,400,000	1,633,226
	Series A 5.00%, due 1/1/35	2,950,000	3,426,337
	Series A, Insured: BAM 5.00%, due 1/1/38	9,500,000	10,857,550
	Series B 5.00%, due 1/1/40	22,140,000	25,170,302
	Series A 5.50%, due 9/1/41	6,695,000	7,935,918
	Series F 5.75%, due 1/1/38	1,800,000	1,972,692
	Series A 6.00%, due 9/1/41	3,500,000	4,257,400
	San Juan, Texas Higher Education Finance Authority, Idea Public Schools, Revenue Bonds Series A 6.70%, due 8/15/40	1,275,000	1,485,439
¤	Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds
	5.00%, due 12/15/30	17,100,000	19,426,797
	5.00%, due 12/15/31	4,575,000	5,182,194
	Texas Private Activity Bond Surface Transportation Corp., LBJ Infrastructure, Revenue Bonds
	7.00%, due 6/30/40	5,000,000	6,048,050
	Series Lien-LBG 7.50%, due 6/30/32	4,095,000	5,080,257
	7.50%, due 6/30/33	5,500,000	6,823,300
	Texas Private Activity Bond Surface Transportation Corp., NTE Mobility, Revenue Bonds 6.875%, due 12/31/39	8,165,000	9,632,822
	Texas State Public Finance Authority, Charter School Finance Corp., Revenue Bonds Series A 6.20%, due 2/15/40	1,000,000	1,206,380
	Viridian Municipal Management District, Unlimited General Obligation
	Insured: BAM 6.00%, due 12/1/32	500,000	629,850
	Insured: BAM 6.00%, due 12/1/34	250,000	314,030
			152,727,102
	U.S. Virgin Islands 2.9%
	Virgin Islands Public Finance Authority, Matching Fund Loan Notes, Revenue Bonds
	5.00%, due 9/1/30 (d)	5,000,000	5,856,600
	Series A 5.00%, due 10/1/32 (d)	5,100,000	5,504,226
	6.625%, due 10/1/29	6,960,000	7,806,266
	Virgin Islands Public Finance Authority, Matching Fund Loan, Revenue Bonds Series A 6.75%, due 10/1/37	5,000,000	5,645,450
¤	Virgin Islands Public Finance Authority, Revenue Bonds
	Series A, Insured: AGM 5.00%, due 10/1/32	15,125,000	16,794,498
	Series C, Insured: AGM 5.00%, due 10/1/39	5,800,000	6,570,820
			48,177,860
	Utah 0.0%‡
	Herriman, Utah, Special Assessment 5.00%, due 11/1/29	425,000	441,588

	Virginia 0.2%
	Madison County Industrial Development Authority, Woodberry Forest School, Revenue Bonds 0.03%, due 10/1/37 (a)	3,440,000	3,440,000

	Washington 0.4%
	King County Washington Public Hospital District No. 1, General Obligation Series B 5.25%, due 12/1/37	6,000,000	6,496,680

	Wisconsin 0.4%
	Wisconsin Center District, Junior Dedicated, Revenue Bonds
	Series A 5.00%, due 12/15/31	3,665,000	4,146,544
	Series A 5.00%, due 12/15/32	2,850,000	3,209,300
			7,355,844
	Wyoming 0.1%
	West Park Hospital District, Revenue Bonds Series A 6.375%, due 6/1/26	1,000,000	1,168,850
	Total Investments (Cost $1,499,816,055) (e)	95.5%	1,578,398,656
	Other Assets, Less Liabilities	4.5	74,102,471
	Net Assets	100.0%	$1,652,501,127

¤	Among the Fund's 10 largest issuers held, as of January 31, 2016. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of January 31, 2016.
(b)	Interest on these securities was subject to alternative minimum tax.
(c)	Step coupon - Rate shown was the rate in effect as of January 31, 2016.
(d)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(e)	As of January 31, 2016, cost was $1,500,111,727 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$80,780,990
Gross unrealized depreciation	(2,494,061)
Net unrealized appreciation	$78,286,929

As of January 31, 2016, the Fund held the following futures contracts1:

Type	Number of Contracts (Short)	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)[2]
10-Year United States Treasury Note	(1,555)	March 2016	$(201,493,984)	$(5,154,359)
			$(201,493,984)	$(5,154,359)

1. As of January 31, 2016, cash in the amount of $2,099,250 was on deposit with a broker for futures transactions.

2. Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2016.

The following abbreviations are used in the preceding pages:
AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—Ambac Assurance Corp.
BAM	—Build America Mutual Assurance Co.
NATL-RE	—National Public Finance Guarantee Corp.
Q-SBLF	—Qualified School Board Loan Fund
XLCA	—XL Capital Assurance, Inc.

The following is a summary of the fair valuations according to the inputs used as of January 31, 2016, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Municipal Bonds	$—	$1,578,398,656	$—	$1,578,398,656
Total Investments in Securities	$—	$1,578,398,656	$—	$1,578,398,656

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Futures Contracts Short (b)	$(5,154,359)	$—	$—	$(5,154,359)
Total Other Financial Instruments	$(5,154,359)	$—	$—	$(5,154,359)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2016, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2016, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Unconstrained Bond Fund

Portfolio of Investments January 31, 2016 (Unaudited)

		Principal Amount		Value
	Long-Term Bonds 94.1%†
	Asset-Backed Securities 0.3%
	Home Equity 0.2%
	Carrington Mortgage Loan Trust Series 2006-NC4, Class A5 0.482%, due 10/25/36 (a)		$271,348	$256,891
	Citigroup Mortgage Loan Trust Series 2007-AHL2, Class A3A 0.492%, due 5/25/37 (a)		148,452	102,869
	First NLC Trust Series 2007-1, Class A1 0.492%, due 8/25/37 (a)(b)		392,304	190,239
	GSAA Home Equity Trust Series 2006-14, Class A1 0.472%, due 9/25/36 (a)		840,559	410,925
	Home Equity Loan Trust Series 2007-FRE1, Class 2AV1 0.552%, due 4/25/37 (a)		98,382	95,011
	HSI Asset Securitization Corp. Trust Series 2007-NC1, Class A1 0.522%, due 4/25/37 (a)		15,621	15,187
	JPMorgan Mortgage Acquisition Trust Series 2007-HE1, Class AF1 0.522%, due 3/25/47 (a)		149,781	88,325
	MASTR Asset Backed Securities Trust Series 2006-HE4, Class A1 0.472%, due 11/25/36 (a)		102,694	44,770
	Morgan Stanley ABS Capital I, Inc.
	Series 2006-HE6, Class A2B 0.522%, due 9/25/36 (a)		360,382	156,324
	Series 2006-HE8, Class A2B 0.522%, due 10/25/36 (a)		187,112	100,196
	Series 2007-HE4, Class A2A 0.532%, due 2/25/37 (a)		96,928	42,418
	Series 2007-NC2, Class A2FP 0.572%, due 2/25/37 (a)		369,838	196,668
	Renaissance Home Equity Loan Trust Series 2007-2, Class AF1 5.893%, due 6/25/37 (c)		896,205	432,222
	Securitized Asset Backed Receivables LLC Trust Series 2007-BR4, Class A2A 0.512%, due 5/25/37 (a)		446,958	256,347
	Soundview Home Equity Loan Trust
	Series 2007-OPT1, Class 2A1 0.502%, due 6/25/37 (a)		383,617	223,397
	Series 2006-EQ2, Class A2 0.532%, due 1/25/37 (a)		243,453	161,618
	Specialty Underwriting & Residential Finance Trust Series 2006-BC4, Class A2B 0.532%, due 9/25/37 (a)		963,059	409,158
				3,182,565
	Student Loans 0.1%
	KeyCorp Student Loan Trust Series 2000-A, Class A2 0.713%, due 5/25/29 (a)		1,112,301	1,072,288

	Total Asset-Backed Securities (Cost $5,755,264)			4,254,853

	Convertible Bonds 0.6%
	Household Products & Wares 0.5%
	Jarden Corp. 1.125%, due 3/15/34		7,300,000	8,545,562

	Transportation 0.1%
	Hornbeck Offshore Services, Inc. 1.50%, due 9/1/19		1,900,000	1,017,688

	Total Convertible Bonds (Cost $9,379,837)			9,563,250

	Corporate Bonds 73.0%
	Advertising 0.2%
	Lamar Media Corp. 5.375%, due 1/15/24		2,695,000	2,748,900

	Aerospace & Defense 1.7%
	KLX, Inc. 5.875%, due 12/1/22 (b)		8,935,000	8,353,331
	Moog, Inc. 5.25%, due 12/1/22 (b)		5,505,000	5,560,050
	Orbital ATK, Inc.
	5.25%, due 10/1/21		2,250,000	2,272,500
	5.50%, due 10/1/23 (b)		4,045,000	4,105,675
	TransDigm, Inc.
	6.00%, due 7/15/22		5,500,000	5,390,000
	7.50%, due 7/15/21		2,940,000	2,998,800
				28,680,356
	Airlines 1.3%
	Continental Airlines, Inc.
	Series 2007-1, Class A 5.983%, due 10/19/23		3,074,587	3,382,046
	Series 2003-ERJ1 7.875%, due 1/2/20		221,380	231,342
	Series 2005-ERJ1 9.798%, due 10/1/22		470,320	506,769
	Delta Air Lines, Inc. Series 2011-1 Class A Pass Through Trust 5.30%, due 10/15/20		976,051	1,039,494
	U.S. Airways Group, Inc.
	Class A Series 2012-1 Pass Through Trust 5.90%, due 4/1/26		2,400,938	2,665,041
	Class A Series 2010-1 Pass Through Trust 6.25%, due 10/22/24		7,272,221	7,999,443
	United Airlines, Inc. Series 2014-2, Class B Pass Through Trust 4.625%, due 3/3/24		6,185,000	6,215,925
				22,040,060
	Auto Manufacturers 1.4%
	Ford Holdings LLC 9.30%, due 3/1/30 (d)		93,000	127,215
	Ford Motor Co.
	7.45%, due 7/16/31		39,000	47,420
	8.90%, due 1/15/32		3,009,000	3,776,470
	Ford Motor Credit Co. LLC 8.00%, due 12/15/16 (d)		22,000	23,148
	General Motors Financial Co., Inc. 3.45%, due 4/10/22 (d)		12,950,000	12,437,309
¤	Navistar International Corp. 8.25%, due 11/1/21		12,049,000	7,500,502
				23,912,064
	Auto Parts & Equipment 2.4%
	Dana Holding Corp. 5.375%, due 9/15/21		8,575,000	8,274,875
	Goodyear Tire & Rubber Co. (The)
	6.50%, due 3/1/21 (d)		6,977,000	7,325,850
	7.00%, due 5/15/22		1,000,000	1,069,500
	MPG Holdco I, Inc. 7.375%, due 10/15/22		8,575,000	8,258,840
	Schaeffler Finance B.V. 4.75%, due 5/15/23 (b)		6,490,000	6,295,300
	ZF North America Capital, Inc. 4.50%, due 4/29/22 (b)		9,440,000	9,097,800
				40,322,165
	Banks 8.1%
¤	Bank of America Corp.
	3.30%, due 1/11/23		510,000	502,351
	4.25%, due 10/22/26		7,260,000	7,157,982
	5.125%, due 12/29/49 (a)		8,395,000	7,954,263
	5.625%, due 7/1/20		1,720,000	1,902,248
	6.11%, due 1/29/37		2,807,000	3,159,017
	7.625%, due 6/1/19		420,000	487,264
	8.57%, due 11/15/24		1,645,000	2,109,255
	Barclays Bank PLC 5.14%, due 10/14/20 (d)		8,037,000	8,847,138
¤	Capital One Financial Corp. 5.55%, due 12/29/49 (a)(d)		14,975,000	14,890,766
	CIT Group, Inc.
	5.00%, due 8/1/23		2,000,000	1,998,750
	6.625%, due 4/1/18 (b)		5,100,000	5,390,700
	Citigroup, Inc. 6.30%, due 12/29/49 (a)(d)		10,800,000	10,476,000
	Citizens Financial Group, Inc. 4.15%, due 9/28/22 (b)		2,270,000	2,331,864
	Discover Bank 7.00%, due 4/15/20		3,895,000	4,461,119
	Goldman Sachs Group, Inc. (The) 3.625%, due 1/22/23		7,257,000	7,369,991
	JPMorgan Chase & Co. 6.125%, due 12/29/49 (a)		7,595,000	7,621,051
	Mellon Capital III 6.369%, due 9/5/66 (a)	GBP	2,950,000	4,222,789
	Mizuho Financial Group Cayman 3, Ltd. 4.60%, due 3/27/24 (b)		$9,300,000	9,693,074
¤	Morgan Stanley
	4.875%, due 11/1/22		4,287,000	4,559,477
	5.00%, due 11/24/25		2,465,000	2,599,365
	5.45%, due 7/29/49 (a)		11,425,000	11,025,125
	Royal Bank of Scotland Group PLC 5.125%, due 5/28/24		8,746,000	8,780,109
	Wells Fargo & Co. 5.90%, due 12/29/49 (a)		10,050,000	10,137,938
				137,677,636
	Building Materials 1.1%
	Associated Materials LLC / AMH New Finance, Inc. 9.125%, due 11/1/17		1,223,000	901,963
	Building Materials Corporation of America 5.375%, due 11/15/24 (b)		8,400,000	8,274,000
	Masco Corp. 7.125%, due 3/15/20		2,250,000	2,570,625
	USG Corp. 5.875%, due 11/1/21 (b)		6,755,000	6,957,650
				18,704,238
	Chemicals 1.2%
	Ashland, Inc. 4.75%, due 8/15/22		2,970,000	2,825,213
	Dow Chemical Co. (The) 8.55%, due 5/15/19		1,867,000	2,184,509
	Hexion, Inc.
	6.625%, due 4/15/20		2,385,000	1,848,375
	8.875%, due 2/1/18		2,283,000	1,552,440
	Huntsman International LLC
	5.125%, due 4/15/21	EUR	3,275,000	3,228,506
	5.125%, due 11/15/22 (b)		$3,500,000	3,010,000
	WR Grace & Co. 5.125%, due 10/1/21 (b)		6,410,000	6,442,050
				21,091,093
	Commercial Services 1.7%
	Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
	5.125%, due 6/1/22 (b)		5,000,000	4,722,000
	5.50%, due 4/1/23		3,282,000	3,117,900
	Hertz Corp. (The) 6.25%, due 10/15/22		5,355,000	5,207,737
	Iron Mountain Europe PLC 6.125%, due 9/15/22 (b)	GBP	3,475,000	5,019,361
	Service Corporation International 5.375%, due 1/15/22		$1,835,000	1,908,400
	United Rentals North America, Inc.
	4.625%, due 7/15/23		4,710,000	4,568,700
	5.75%, due 11/15/24		1,750,000	1,614,375
	6.125%, due 6/15/23		3,259,000	3,136,788
				29,295,261
	Computers 0.5%
	NCR Corp.
	5.00%, due 7/15/22		5,215,000	4,954,250
	6.375%, due 12/15/23		3,350,000	3,314,390
				8,268,640
	Cosmetics & Personal Care 0.3%
	Albea Beauty Holdings S.A. 8.375%, due 11/1/19 (b)		4,720,000	4,920,600

	Diversified Financial Services 0.4%
	GE Capital Trust II Series Reg S 5.50%, due 9/15/67 (a)	EUR	2,100,000	2,424,762
	GE Capital Trust IV Series Reg S 4.625%, due 9/15/66 (a)		1,223,000	1,336,122
	General Electric Capital Corp. Series Reg S 6.50%, due 9/15/67 (a)	GBP	815,000	1,225,257
	Peachtree Corners Funding Trust 3.976%, due 2/15/25 (b)		$1,690,000	1,695,722
				6,681,863
	Electric 2.3%
	Calpine Corp. 5.75%, due 1/15/25		8,680,000	7,801,150
	FirstEnergy Transmission LLC 5.45%, due 7/15/44 (b)		10,815,000	11,301,556
	Great Plains Energy, Inc.
	4.85%, due 6/1/21 (d)		5,200,000	5,667,184
	5.292%, due 6/15/22 (c)		663,000	740,639
	IPALCO Enterprises, Inc. 3.45%, due 7/15/20		8,560,000	8,453,000
	WEC Energy Group, Inc. 6.25%, due 5/15/67 (a)		7,793,280	5,611,162
				39,574,691
	Engineering & Construction 0.5%
	MasTec, Inc. 4.875%, due 3/15/23		1,704,000	1,427,100
	SBA Communications Corp. 4.875%, due 7/15/22		6,561,000	6,561,000
				7,988,100
	Entertainment 1.5%
	Isle of Capri Casinos, Inc.
	5.875%, due 3/15/21		485,000	495,912
	8.875%, due 6/15/20		5,815,000	6,134,825
	Mohegan Tribal Gaming Authority 9.75%, due 9/1/21		5,102,000	5,012,715
	Pinnacle Entertainment, Inc. 7.75%, due 4/1/22		7,265,000	7,918,850
	Scientific Games International, Inc.
	7.00%, due 1/1/22 (b)		1,010,000	949,400
	10.00%, due 12/1/22		6,635,000	4,611,325
				25,123,027
	Finance - Auto Loans 0.4%
	Ally Financial, Inc. 8.00%, due 11/1/31		5,610,000	6,311,250

	Finance - Consumer Loans 1.4%
	Navient Corp.
	5.00%, due 10/26/20		3,210,000	2,776,650
	8.00%, due 3/25/20		5,137,000	5,059,945
	OneMain Financial Holdings, Inc. 7.25%, due 12/15/21 (b)		8,015,000	7,934,850
	Springleaf Finance Corp.
	6.00%, due 6/1/20		3,100,000	2,828,750
	7.75%, due 10/1/21		4,850,000	4,559,000
				23,159,195
	Finance - Credit Card 0.2%
	Capital One Bank USA N.A. 3.375%, due 2/15/23		3,000,000	2,930,817

	Finance - Investment Banker/Broker 0.1%
	Jefferies Group LLC
	5.125%, due 1/20/23		813,000	808,817
	6.45%, due 6/8/27		1,100,000	1,117,726
				1,926,543
	Finance - Other Services 0.5%
	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp.
	5.875%, due 2/1/22		1,850,000	1,653,438
	6.00%, due 8/1/20		6,880,000	6,457,912
				8,111,350
	Food 1.3%
	Kerry Group Financial Services 3.20%, due 4/9/23 (b)		4,595,000	4,446,182
	Premier Foods Finance PLC 6.50%, due 3/15/21 (b)	GBP	4,500,000	5,963,203
	TreeHouse Foods, Inc. 4.875%, due 3/15/22		$6,125,000	6,109,688
	Tyson Foods, Inc. 3.95%, due 8/15/24		5,450,000	5,642,134
				22,161,207
	Forest Products & Paper 0.3%
	Domtar Corp. 10.75%, due 6/1/17		308,000	341,384
	Georgia-Pacific LLC 8.00%, due 1/15/24		2,945,000	3,741,154
	International Paper Co. 7.30%, due 11/15/39		693,000	799,847
				4,882,385
	Gas 0.1%
	AmeriGas Partners, L.P. / AmeriGas Finance Corp. 6.25%, due 8/20/19 (d)		2,717,000	2,676,245

	Health Care - Products 1.3%
	Hologic, Inc. 5.25%, due 7/15/22 (b)		8,195,000	8,481,825
	Kinetic Concepts, Inc. / KCI USA, Inc. 10.50%, due 11/1/18		4,025,000	3,904,250
	Mallinckrodt International Finance S.A. 4.75%, due 4/15/23		4,485,000	3,890,737
	Mallinckrodt International Finance S.A. / Mallinckrodt CB LLC 5.75%, due 8/1/22 (b)		4,485,000	4,283,175
	Zimmer Biomet Holdings, Inc. 2.70%, due 4/1/20		1,895,000	1,885,438
				22,445,425
	Health Care - Services 2.7%
	CHS / Community Health Systems, Inc. 6.875%, due 2/1/22		8,985,000	8,131,425
	DaVita HealthCare Partners, Inc.
	5.125%, due 7/15/24		1,925,000	1,935,828
	5.75%, due 8/15/22 (d)		5,825,000	6,028,875
	Fresenius Medical Care U.S. Finance II, Inc. 6.50%, due 9/15/18 (b)		2,500,000	2,750,000
	HCA, Inc. 5.00%, due 3/15/24		8,645,000	8,753,062
	MPH Acquisition Holdings LLC 6.625%, due 4/1/22 (b)		6,780,000	6,788,475
	Tenet Healthcare Corp.
	4.012%, due 6/15/20 (a)(b)		6,250,000	6,140,625
	6.00%, due 10/1/20		6,125,000	6,477,188
				47,005,478
	Holding Company - Diversified 0.3%
	Stena AB 7.00%, due 2/1/24 (b)		8,000,000	6,080,000

	Home Builders 4.8%
	Beazer Homes USA, Inc. 5.75%, due 6/15/19		3,206,000	2,821,280
	CalAtlantic Group, Inc.
	6.25%, due 12/15/21		2,875,000	3,033,125
	8.375%, due 1/15/21		4,560,000	5,209,800
	D.R. Horton, Inc.
	3.75%, due 3/1/19		2,750,000	2,756,875
	5.75%, due 8/15/23		4,250,000	4,473,125
	K. Hovnanian Enterprises, Inc.
	7.00%, due 1/15/19 (b)		3,100,000	1,982,140
	7.25%, due 10/15/20 (b)		6,570,000	5,272,425
	KB Home
	7.25%, due 6/15/18		3,300,000	3,460,875
	8.00%, due 3/15/20		2,250,000	2,300,625
	Lennar Corp.
	4.50%, due 6/15/19		5,800,000	5,945,000
	4.50%, due 11/15/19		7,400,000	7,603,500
	MDC Holdings, Inc.
	5.50%, due 1/15/24		7,025,000	6,884,500
	5.625%, due 2/1/20		1,608,000	1,612,020
	Meritage Homes Corp. 7.00%, due 4/1/22 (d)		7,800,000	7,995,000
	Shea Homes, L.P. / Shea Homes Funding Corp. 5.875%, due 4/1/23 (b)		8,770,000	8,770,000
	Toll Brothers Finance Corp. 5.875%, due 2/15/22		5,750,000	5,980,000
	TRI Pointe Group, Inc. / TRI Pointe Homes. Inc. 5.875%, due 6/15/24		6,950,000	6,741,500
				82,841,790
	Household Products & Wares 0.3%
	Spectrum Brands, Inc. 5.75%, due 7/15/25 (b)		5,085,000	5,212,125

	Insurance 5.1%
	Allstate Corp. (The) 6.50%, due 5/15/67 (a)		8,525,000	9,253,887
	Chubb Corp. (The) 6.375%, due 3/29/67 (a)		9,873,000	9,246,065
	Genworth Holdings, Inc.
	4.90%, due 8/15/23		4,475,000	2,640,250
	6.15%, due 11/15/66 (a)		7,233,000	1,916,745
	7.20%, due 2/15/21		1,145,000	790,050
	Liberty Mutual Group, Inc.
	4.25%, due 6/15/23 (b)		390,000	400,707
	6.50%, due 3/15/35 (b)		870,000	1,009,521
	7.80%, due 3/7/87 (b)		7,453,000	8,496,420
	10.75%, due 6/15/88 (a)(b)		938,000	1,390,585
	Lincoln National Corp. 7.00%, due 5/17/66 (a)		3,537,000	2,635,065
	Oil Insurance, Ltd. 3.585%, due 12/29/49 (a)(b)		8,452,000	7,437,760
	Pacific Life Insurance Co. 7.90%, due 12/30/23 (b)		1,150,000	1,455,402
	Progressive Corp. (The) 6.70%, due 6/15/67 (a)		612,000	608,940
	Protective Life Corp. 8.45%, due 10/15/39		5,361,000	7,203,024
	Provident Cos., Inc. 7.25%, due 3/15/28		5,460,000	6,550,340
	Prudential Financial, Inc. 5.625%, due 6/15/43 (a)		3,120,000	3,155,100
	Scottish Widows PLC Series Reg S 5.50%, due 6/16/23	GBP	6,500,000	9,516,351
	Swiss Re Capital I, L.P. 6.854%, due 5/29/49 (a)(b)		$571,000	575,283
	Validus Holdings, Ltd. 8.875%, due 1/26/40		5,383,000	6,920,056
	Voya Financial, Inc. 5.50%, due 7/15/22		3,350,000	3,747,230
	XLIT, Ltd. 6.50%, due 10/29/49 (a)		4,116,000	2,986,158
				87,934,939
	Iron & Steel 1.2%
	AK Steel Corp.
	7.625%, due 10/1/21		9,410,000	3,411,125
	8.375%, due 4/1/22		2,200,000	726,000
	Allegheny Ludlum Corp. 6.95%, due 12/15/25 (d)		693,000	356,895
	ArcelorMittal
	6.125%, due 6/1/18 (d)		2,000,000	1,820,000
	7.25%, due 2/25/22		5,425,000	4,407,812
	Cliffs Natural Resources, Inc.
	5.90%, due 3/15/20		1,140,000	172,140
	5.95%, due 1/15/18		2,169,000	433,800
	Steel Dynamics, Inc. 5.25%, due 4/15/23		7,666,000	6,956,895
	United States Steel Corp. 7.375%, due 4/1/20		4,039,000	1,918,525
				20,203,192
	Leisure Time 0.6%
	NCL Corp., Ltd. 5.25%, due 11/15/19 (b)		3,400,000	3,417,000
	Royal Caribbean Cruises, Ltd. 7.25%, due 3/15/18		6,115,000	6,573,625
				9,990,625
	Lodging 1.2%
	MGM Resorts International 6.00%, due 3/15/23		7,600,000	7,576,250
	Starwood Hotels & Resorts Worldwide, Inc.
	6.75%, due 5/15/18		946,000	1,033,341
	7.15%, due 12/1/19		2,341,000	2,715,579
	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
	5.375%, due 3/15/22		6,130,000	5,869,475
	5.50%, due 3/1/25 (b)		3,600,000	3,156,750
				20,351,395
	Machinery - Construction & Mining 0.4%
	Terex Corp.
	6.00%, due 5/15/21		3,110,000	2,799,000
	6.50%, due 4/1/20		5,000,000	4,775,000
				7,574,000
	Machinery - Diversified 0.5%
	Zebra Technologies Corp. 7.25%, due 10/15/22		8,520,000	8,860,800

	Media 1.6%
	Clear Channel Worldwide Holdings, Inc.
	Series B 6.50%, due 11/15/22		7,405,000	6,858,881
	Series B 7.625%, due 3/15/20		2,500,000	2,062,500
	Cox Communications, Inc. 6.95%, due 6/1/38 (b)		2,241,000	2,236,301
	DISH DBS Corp.
	4.25%, due 4/1/18		3,350,000	3,354,187
	6.75%, due 6/1/21		4,265,000	4,350,300
	iHeartCommunications, Inc.
	9.00%, due 12/15/19		2,100,000	1,441,125
	9.00%, due 3/1/21		8,845,000	5,749,250
	Time Warner Entertainment Co., L.P. 8.375%, due 3/15/23		1,087,000	1,328,174
				27,380,718
	Mining 0.2%
	Aleris International, Inc. 7.875%, due 11/1/20		4,057,000	3,123,890

	Miscellaneous - Manufacturing 1.1%
	Amsted Industries, Inc. 5.00%, due 3/15/22 (b)		7,860,000	7,781,400
	Gates Global LLC / Gates Global Co. 6.00%, due 7/15/22 (b)		4,585,000	3,381,437
	Textron Financial Corp. 6.00%, due 2/15/67 (a)(b)		11,250,000	7,987,500
				19,150,337
	Oil & Gas 5.2%
	Anadarko Petroleum Corp. (zero coupon), due 10/10/36		19,735,000	7,079,931
	Berry Petroleum Co., LLC 6.75%, due 11/1/20 (d)		3,523,000	775,060
	California Resources Corp.
	5.00%, due 1/15/20		789,000	159,773
	8.00%, due 12/15/22 (b)		2,116,000	841,110
	CHC Helicopter S.A. 9.25%, due 10/15/20		9,714,600	4,274,424
	Chesapeake Energy Corp.
	5.375%, due 6/15/21		1,500,000	390,000
	6.625%, due 8/15/20		5,000	1,375
	8.00%, due 12/15/22 (b)		387,000	165,443
	CITGO Petroleum Corp. 6.25%, due 8/15/22 (b)		9,000,000	8,617,500
	Concho Resources, Inc.
	5.50%, due 4/1/23		1,014,000	919,688
	6.50%, due 1/15/22		1,550,000	1,449,250
	Denbury Resources, Inc.
	4.625%, due 7/15/23		3,635,000	1,199,550
	6.375%, due 8/15/21		6,630,000	2,386,800
	Eni S.p.A. 4.15%, due 10/1/20 (b)		2,000,000	2,087,444
	EP Energy LLC / Everest Acquisition Finance, Inc. 9.375%, due 5/1/20		1,300,000	552,500
	Hilcorp Energy I, L.P. / Hilcorp Finance Co. 5.00%, due 12/1/24 (b)		9,000,000	6,952,500
	LINN Energy LLC / LINN Energy Finance Corp.
	6.50%, due 9/15/21		7,250,000	815,770
	8.625%, due 4/15/20		730,000	109,500
	12.00%, due 12/15/20 (b)		955,000	339,025
	Murphy Oil USA, Inc. 6.00%, due 8/15/23		8,818,000	9,188,356
	Precision Drilling Corp.
	6.50%, due 12/15/21		1,127,000	732,550
	6.625%, due 11/15/20		2,417,000	1,667,730
	QEP Resources, Inc. 5.375%, due 10/1/22		3,350,000	2,278,000
	Sanchez Energy Corp. 6.125%, due 1/15/23		9,620,000	3,848,000
	SM Energy Co.
	5.00%, due 1/15/24		1,970,000	1,058,875
	6.125%, due 11/15/22		5,385,000	3,096,375
	6.50%, due 1/1/23		4,665,000	2,694,037
	Sunoco, L.P. / Sunoco Finance Corp.
	5.50%, due 8/1/20 (b)		3,385,000	3,173,437
	6.375%, due 4/1/23 (b)		6,850,000	6,319,125
	Tesoro Corp. 5.125%, due 4/1/24		11,050,000	10,387,000
	Whiting Petroleum Corp.
	5.00%, due 3/15/19		2,350,000	1,526,031
	5.75%, due 3/15/21		6,000,000	3,765,000
				88,851,159
	Oil & Gas Services 0.9%
	Basic Energy Services, Inc.
	7.75%, due 2/15/19		8,717,000	2,318,722
	7.75%, due 10/15/22 (d)		2,620,000	681,200
	CGG S.A. 6.50%, due 6/1/21		6,150,000	2,339,460
	PHI, Inc. 5.25%, due 3/15/19 (d)		11,885,000	9,597,138
				14,936,520
	Packaging & Containers 2.7%
	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
	6.75%, due 1/31/21 (b)		6,775,000	6,419,312
	7.00%, due 11/15/20 (b)		652,941	618,662
	Crown European Holdings S.A. 4.00%, due 7/15/22 (b)	EUR	7,700,000	8,502,235
	Kloeckner Pentaplast of America, Inc. 7.125%, due 11/1/20 (b)		3,175,000	3,465,275
	MeadWestvaco Corp. 7.375%, due 9/1/19		$1,800,000	2,066,548
	Novelis, Inc. 8.75%, due 12/15/20		4,653,000	4,229,112
	Owens-Brockway Glass Container, Inc. 5.00%, due 1/15/22 (b)		5,555,000	5,332,800
	Reynolds Group Issuer, Inc.
	5.75%, due 10/15/20		925,000	926,156
	9.875%, due 8/15/19		5,714,000	5,585,435
	Sealed Air Corp.
	4.875%, due 12/1/22 (b)		5,070,000	5,104,831
	5.50%, due 9/15/25 (b)		3,315,000	3,381,300
				45,631,666
	Pharmaceuticals 0.9%
	Endo Ltd. / Endo Finance LLC / Endo Finco, Inc.
	6.00%, due 7/15/23 (b)		5,560,000	5,587,800
	6.00%, due 2/1/25 (b)		2,375,000	2,345,598
	Valeant Pharmaceuticals International, Inc.
	5.375%, due 3/15/20 (b)		4,600,000	4,338,375
	6.375%, due 10/15/20 (b)		2,800,000	2,688,000
				14,959,773
	Pipelines 2.8%
	Columbia Pipeline Group, Inc. 3.30%, due 6/1/20 (b)		7,360,000	6,978,281
	Energy Transfer Partners, L.P.
	5.20%, due 2/1/22		1,500,000	1,343,864
	7.60%, due 2/1/24		662,000	639,246
	EnLink Midstream Partners, L.P. 4.40%, due 4/1/24		10,000,000	7,134,640
	Holly Energy Partners, L.P. / Holly Energy Finance Corp. 6.50%, due 3/1/20		3,875,000	3,681,250
	Kinder Morgan, Inc.
	5.625%, due 11/15/23 (b)		2,449,000	2,251,946
	7.75%, due 1/15/32 (d)		2,035,000	1,910,556
	Panhandle Eastern Pipe Line Co., L.P. 8.125%, due 6/1/19		2,037,000	2,082,372
	Plains All American Pipeline, L.P. / PAA Finance Corp. 4.70%, due 6/15/44		4,150,000	2,806,371
	Regency Energy Partners, L.P. / Regency Energy Finance Corp.
	5.00%, due 10/1/22		550,000	462,163
	5.50%, due 4/15/23		3,525,000	2,961,000
	6.50%, due 7/15/21		2,825,000	2,697,875
	Targa Resources Partners, L.P. / Targa Resources Partners Finance Corp.
	4.25%, due 11/15/23		5,160,000	3,766,800
	5.25%, due 5/1/23		3,725,000	2,886,875
	Tesoro Logistics, L.P. / Tesoro Logistics Finance Corp.
	5.875%, due 10/1/20		3,810,000	3,543,300
	6.125%, due 10/15/21		3,500,000	3,167,500
				48,314,039
	Real Estate Investment Trusts 1.0%
	Crown Castle International Corp. 5.25%, due 1/15/23		2,625,000	2,795,625
	GEO Group, Inc. (The) 6.625%, due 2/15/21		9,023,000	9,214,739
	Host Hotels & Resorts, L.P. 3.75%, due 10/15/23		472,000	463,450
	Iron Mountain, Inc. 5.75%, due 8/15/24		4,125,000	4,073,437
	Ventas Realty, L.P. / Ventas Capital Corp. 2.70%, due 4/1/20		1,000	994
				16,548,245
	Retail 2.5%
	AmeriGas Finance LLC / AmeriGas Finance Corp. 7.00%, due 5/20/22 (d)		5,200,000	5,096,000
	Brinker International, Inc. 2.60%, due 5/15/18 (d)		1,875,000	1,886,357
	CVS Pass-Through Trust 5.789%, due 1/10/26 (b)(e)		65,870	72,386
	Dollar Tree, Inc. 5.75%, due 3/1/23 (b)		9,670,000	10,189,762
	Macy's Retail Holdings, Inc. 3.875%, due 1/15/22		1,925,000	1,895,763
	QVC, Inc. 4.85%, due 4/1/24		6,500,000	6,292,767
	Signet UK Finance PLC 4.70%, due 6/15/24		10,160,000	10,140,564
	Suburban Propane Partners, L.P. / Suburban Energy Finance Corp. 5.50%, due 6/1/24		8,550,000	7,117,875
				42,691,474
	Semiconductors 1.6%
	Freescale Semiconductor, Inc.
	5.00%, due 5/15/21 (b)		6,300,000	6,426,000
	6.00%, due 1/15/22 (b)		3,159,000	3,309,052
	NXP B.V. / NXP Funding LLC 4.625%, due 6/15/22 (b)		9,100,000	8,849,750
	Sensata Technologies B.V. 5.00%, due 10/1/25 (b)		8,700,000	8,373,750
				26,958,552
	Software 0.3%
	First Data Corp.
	5.375%, due 8/15/23 (b)		1,785,000	1,820,700
	6.75%, due 11/1/20 (b)		2,275,000	2,397,281
	7.00%, due 12/1/23 (b)		755,000	760,663
				4,978,644
	Telecommunications 4.1%
	CenturyLink, Inc. 5.80%, due 3/15/22		8,000,000	7,400,000
	CommScope Holding Co., Inc. 6.625%, due 6/1/20 (b)(f)		4,350,000	4,437,000
	CommScope, Inc. 5.00%, due 6/15/21 (b)		4,295,000	4,133,938
	Hughes Satellite Systems Corp.
	6.50%, due 6/15/19		2,250,000	2,463,750
	7.625%, due 6/15/21		3,350,000	3,609,625
	Inmarsat Finance PLC 4.875%, due 5/15/22 (b)		8,190,000	8,087,625
	Intelsat Luxembourg S.A.
	7.75%, due 6/1/21		5,885,000	2,559,975
	8.125%, due 6/1/23		1,573,000	648,863
	Sprint Capital Corp. 8.75%, due 3/15/32		1,060,000	747,300
	Sprint Communications, Inc. 7.00%, due 8/15/20		1,800,000	1,323,000
	Sprint Corp.
	7.25%, due 9/15/21		4,000,000	2,880,000
	7.875%, due 9/15/23		1,650,000	1,175,625
	T-Mobile USA, Inc.
	6.00%, due 3/1/23		3,000,000	3,016,500
	6.125%, due 1/15/22		4,525,000	4,604,187
	6.375%, due 3/1/25		3,500,000	3,508,750
	Telefonica Emisiones SAU
	4.57%, due 4/27/23		2,550,000	2,693,142
	5.462%, due 2/16/21		396,000	440,626
	Verizon Communications, Inc. 5.15%, due 9/15/23		3,573,000	3,952,810
	ViaSat, Inc. 6.875%, due 6/15/20 (d)		7,340,000	7,725,350
	Virgin Media Secured Finance PLC 5.50%, due 1/15/25 (b)		5,000,000	5,025,000
				70,433,066
	Transportation 0.8%
	Hapag-Lloyd A.G. 9.75%, due 10/15/17 (b)		992,000	1,001,920
	Hornbeck Offshore Services, Inc.
	5.00%, due 3/1/21		4,255,000	2,404,075
	5.875%, due 4/1/20		3,748,000	2,248,800
	XPO Logistics, Inc. 6.50%, due 6/15/22 (b)		9,725,000	8,703,875
				14,358,670
	Total Corporate Bonds (Cost $1,410,045,354)			1,246,004,208

	Foreign Bonds 0.5%
	Belgium 0.2%
	Belfius Financing Co. 1.276%, due 2/9/17 (a)	GBP	2,000,000	2,807,051

	Ireland 0.2%
	UT2 Funding PLC 5.321%, due 6/30/16	EUR	3,945,000	4,317,741

	United Kingdom 0.1%
	Barclays Bank PLC Series Reg S 10.00%, due 5/21/21	GBP	449,000	820,994
	Rexam PLC 6.75%, due 6/29/67 (a)	EUR	978,000	1,053,959
				1,874,953
	Total Foreign Bonds (Cost $10,542,519)			8,999,745

	Loan Assignments 19.7% (g)
	Advertising 1.5%
	Outdoor Media Capital LLC Term Loan B 3.00%, due 2/1/21		$8,953,125	8,830,019
¤	USAGM HoldCo LLC
	2015 Term Loan 4.75%, due 7/28/22		8,750,000	8,356,250
	2015 2nd Lien Term Loan 9.50%, due 7/28/23		8,750,000	8,050,000
				25,236,269
	Aerospace & Defense 0.2%
	TransDigm, Inc.
	Term Loan C 3.75%, due 2/28/20		1,742,677	1,699,836
	Term Loan D 3.75%, due 6/4/21		1,970,000	1,906,385
				3,606,221
	Auto Manufacturers 0.4%
¤	Navistar International Corp. Term Loan B 6.50%, due 8/7/20		7,500,000	6,606,247

	Auto Parts & Equipment 1.1%
	Allison Transmission, Inc. New Term Loan B3 3.50%, due 8/23/19		7,340,200	7,306,942
	MPG Holdco I, Inc. 2015 Term Loan B 3.75%, due 10/20/21		1,060,812	1,018,379
	TI Group Automotive Systems LLC 2015 USD Term Loan 4.50%, due 6/30/22		11,047,313	10,702,084
				19,027,405
	Building Materials 0.9%
¤	Quikrete Holdings, Inc.
	1st Lien Term Loan 4.00%, due 9/28/20		13,486,979	13,352,109
	2nd Lien Term Loan 7.00%, due 3/26/21		1,193,684	1,186,224
				14,538,333
	Chemicals 1.1%
	Axalta Coating Systems U.S. Holdings, Inc. USD Term Loan 3.75%, due 2/1/20		4,485,068	4,437,813
	ECO Services Operations LLC Term Loan B 4.75%, due 12/4/21		2,623,500	2,568,845
	PQ Corp. 2014 Term Loan 4.00%, due 8/7/17		11,277,785	11,150,910
				18,157,568
	Commercial Services 1.2%
	Allied Security Holdings LLC New 2nd Lien Term Loan 8.00%, due 8/13/21		5,808,219	5,401,644
	KAR Auction Services, Inc. Term Loan B2 3.50%, due 3/11/21		8,802,863	8,766,181
	Neff Rental LLC 2nd Lien Term Loan 7.25%, due 6/9/21		8,872,957	6,965,271
				21,133,096
	Containers, Packaging & Glass 0.4%
	Milacron LLC Term Loan B 4.50%, due 9/28/20		6,602,740	6,454,178

	Electric 0.1%
	Calpine Corp. Term Loan B5 3.50%, due 5/27/22		1,990,000	1,882,208

	Entertainment 1.2%
	Mohegan Tribal Gaming Authority New Term Loan B 5.50%, due 6/15/18		2,857,229	2,776,870
	Scientific Games International, Inc. 2014 Term Loan B1 6.00%, due 10/18/20		9,065,000	8,098,608
	SeaWorld Parks & Entertainment, Inc. Term Loan B2 3.00%, due 5/14/20		9,448,900	8,858,343
				19,733,821
	Environmental Controls 0.0%‡
	Filtration Group Corp. 2nd Lien Term Loan 8.25%, due 11/21/21		505,319	488,686

	Food Services 0.3%
	Aramark Services, Inc. USD Term Loan F 3.25%, due 2/24/21		4,919,887	4,869,153

	Health Care - Products 0.9%
	Ortho-Clinical Diagnostics, Inc. Term Loan B 4.75%, due 6/30/21		15,430,025	13,510,916
	Sterigenics-Nordion Holdings LLC 2015 Term Loan B 4.25%, due 5/15/22		997,500	965,081
				14,475,997
	Health Care - Services 1.2%
	Amsurg Corp. 1st Lien Term Loan B 3.50%, due 7/16/21		10,933,253	10,849,733
	Community Health Systems, Inc.
	Term Loan F 3.657%, due 12/31/18		46,307	45,540
	Term Loan G 3.75%, due 12/31/19		123,423	118,486
	DaVita HealthCare Partners, Inc. Term Loan B 3.50%, due 6/24/21		2,462,500	2,453,266
	MPH Acquisition Holdings LLC Term Loan 3.75%, due 3/31/21		6,550,606	6,380,290
				19,847,315
	Household Products & Wares 1.2%
	KIK Custom Products, Inc. 2015 Term Loan B 6.00%, due 8/26/22		7,730,625	7,394,830
	Prestige Brands, Inc. Term Loan B3 3.50%, due 9/3/21		13,556,413	13,519,702
				20,914,532
	Iron & Steel 0.9%
¤	Signode Industrial Group U.S., Inc. USD Term Loan B 3.75%, due 5/1/21		15,850,885	15,197,036

	Lodging 1.1%
	Boyd Gaming Corp. Term Loan B 4.00%, due 8/14/20		1,014,931	1,005,892
¤	Hilton Worldwide Finance LLC USD Term Loan B2 3.50%, due 10/26/20		15,940,282	15,902,423
	MGM Resorts International Term Loan B 3.50%, due 12/20/19		2,680,327	2,652,967
				19,561,282
	Machinery - Construction & Mining 0.2%
	Terex Corp. 2014 USD Term Loan 3.50%, due 8/13/21		2,567,500	2,567,500

	Machinery - Diversified 0.8%
¤	Husky Injection Molding Systems, Ltd. 1st Lien Term Loan 4.25%, due 6/30/21		14,906,770	14,231,315

	Media 0.8%
	Charter Communications Operating LLC Term Loan F 3.00%, due 1/4/21		8,856,576	8,683,138
	iHeartCommunications, Inc. Term Loan D 7.178%, due 1/30/19		1,928,771	1,273,793
	Virgin Media Investment Holdings, Ltd. USD Term Loan F 3.50%, due 6/30/23		4,161,125	4,069,814
				14,026,745
	Miscellaneous - Manufacturing 0.3%
	Gates Global, Inc. Term Loan B 4.25%, due 7/5/21		5,732,565	5,154,533

	Oil & Gas 0.3%
	CITGO Petroleum Corp. New Term Loan B 4.50%, due 7/29/21		4,313,952	4,152,179
	Fieldwood Energy LLC 2nd Lien Term Loan 8.375%, due 9/30/20		8,400,000	1,316,003
				5,468,182
	Pharmaceuticals 0.1%
	Valeant Pharmaceuticals International, Inc. Series E Term Loan B 3.75%, due 8/5/20		1,791,442	1,717,545

	Pipelines 0.7%
	Energy Transfer Equity, L.P. New Term Loan 3.25%, due 12/2/19		16,250,000	12,133,339

	Real Estate 1.0%
¤	Realogy Corp.
	New Term Loan B 3.75%, due 3/5/20		17,771,423	17,623,334
	Extended Letter of Credit 4.446%, due 10/10/16		45,759	45,072
				17,668,406
	Retail 0.3%
	Dollar Tree, Inc. Term Loan B1 3.50%, due 7/6/22		2,200,464	2,192,606
	Pilot Travel Centers LLC 2015 Term Loan B 3.75%, due 10/1/21		2,800,000	2,796,500
				4,989,106
	Software 0.3%
	First Data Corp. New 2018 Extended Term Loan 3.927%, due 3/24/18		5,500,000	5,421,427

	Telecommunications 1.2%
	Intelsat Jackson Holdings S.A. Term Loan B2 3.75%, due 6/30/19		2,500,000	2,389,062
	Level 3 Financing, Inc. 2015 Term Loan B2 3.50%, due 5/31/22		9,000,000	8,859,375
	SBA Senior Finance II LLC Term Loan B1 3.25%, due 3/24/21		8,901,794	8,734,885
				19,983,322
	Total Loan Assignments (Cost $358,981,063)			335,090,767

	Mortgage-Backed Securities 0.0%‡
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.0%‡
	Banc of America Commercial Mortgage Trust Series 2005-J, Class 1A1 2.792%, due 11/25/35 (h)		230,809	204,287
	Bayview Commercial Asset Trust Series 2006-4A, Class A1 0.657%, due 12/25/36 (a)(b)		38,417	33,631
	Wells Fargo Mortgage Backed Securities Trust Series 2006-AR10, Class 5A2 2.737%, due 7/25/36 (h)		157,054	150,781
				388,699
	Residential Mortgages (Collateralized Mortgage Obligations) 0.0%‡
	Deutsche Alt-A Securities, Inc. Alternate Loan Trust Series 2005-5, Class 1A3 5.50%, due 11/25/35 (a)		90,159	86,053
	WaMu Mortgage Pass-Through Certificates Series 2006-AR14, Class 1A1 2.175%, due 11/25/36 (h)		149,498	129,162
				215,215
	Total Mortgage-Backed Securities (Cost $593,886)			603,914

	U.S. Government 0.0%‡
	United States Treasury Note 0.0%‡
	2.125%, due 8/15/21		70,000	72,491

	Total U.S. Government (Cost $71,268)			72,491

	Total Long-Term Bonds (Cost $1,795,369,191)			1,604,589,228

	Shares
Common Stocks 0.0%‡
Auto Manufacturers 0.0%‡
General Motors Co.	15,078	446,912
Motors Liquidation Co. GUC Trust	11,598	187,308
		634,220
Media 0.0%‡
ION Media Networks, Inc. (e)(i)(j)(k)	22	9,560

Total Common Stocks (Cost $505,186)		643,780

	Number of Warrants
Warrants 0.0%‡
Auto Manufacturers 0.0%‡
General Motors Co. Strike Price $10.00 Expires 7/10/19 (j)	20,476	245,712

Total Warrants (Cost $322,281)		245,712

	Principal Amount
Short-Term Investment 5.7%
Repurchase Agreement 5.7%
Fixed Income Clearing Corp. 0.03%, dated 1/29/16 due 2/1/16 Proceeds at Maturity $96,534,296 (Collateralized by a United States Treasury Note with a rate of 1.50% and a maturity date of 2/28/19, with a Principal Amount of $96,480,000 and a Market Value of $98,467,295)	$96,534,054	96,534,054
Total Short-Term Investment (Cost $96,534,054)		96,534,054
Total Investments, Before Investments Sold Short (Cost $1,892,730,712) (l)	99.8%	1,702,012,774

Long-Term Bonds Sold Short (1.9)%
Corporate Bonds Sold Short (1.9%)
Household Products & Wares (0.2%)
ACCO Brands Corp. 6.75%, due 4/30/20	(3,850,000)	(3,960,687)
Oil & Gas (1.7%)
Noble Energy, Inc.
3.90%, due 11/15/24	(12,115,000)	(10,191,320)
4.15%, due 12/15/21	(3,000,000)	(2,711,979)
Southwestern Energy Co. 4.95%, due 1/23/25	(24,915,000)	(15,447,300)
		(28,350,599)
Total Investments Sold Short (Proceeds $40,337,739)	(1.9)%	(32,311,286)
Total Investments, Net of Investments Sold Short (Cost $1,852,392,973)	97.9	1,669,701,488
Other Assets, Less Liabilities	2.1	36,397,266
Net Assets	100.0%	$1,706,098,754

¤	Among the Fund's 10 largest holdings or issuers held, as of January 31, 2016, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown was the rate in effect as of January 31, 2016.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Step coupon - Rate shown was the rate in effect as of January 31, 2016.
(d)	Security, or a portion thereof, was maintained in a segregated account at the Fund's custodian as collateral for securities Sold Short.
(e)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of January 31, 2016, the total market value of these securities was $81,946, which represented less than one-tenth of a percent of the Fund's net assets.
(f)	PIK ("Payment-in-Kind") - issuer may pay interest or dividends with additional securities and/or in cash.
(g)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown is the weighted average interest rate of all contracts within the floating rate loan facility as of January 31, 2016.
(h)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of January 31, 2016.
(i)	Illiquid security - As of January 31, 2016, the total market value of this security deemed illiquid under procedures approved by the Board of Trustees was $9,560, which represented less than one-tenth of a percent of the Fund's net assets.
(j)	Non-income producing security.
(k)	Restricted security.
(l)	As of January 31, 2016, cost was $1,892,768,736 for federal income tax purposes and net unrealized depreciation was as follows:

Gross unrealized appreciation	$11,317,398
Gross unrealized depreciation	(202,073,360)
Net unrealized depreciation	$(190,755,962)

As of January 31, 2016, the Fund held the following foreign currency forward contracts:

Foreign Currency Buy Contracts	Expiration Date	Counterparty	Contract Amount Purchased		Contract Amount Sold	Unrealized Appreciation (Depreciation)

Euro vs. U.S. Dollar	2/18/16	JPMorgan Chase Bank	EUR	7,100,000	$7,789,367	$(95,031)
Pound Sterling vs. U.S. Dollar	2/18/16	JPMorgan Chase Bank	GBP	7,510,000	11,128,919	(427,727)

Foreign Currency Sales Contracts			Contract Amount Sold		Contract Amount Purchased

Euro vs. U.S. Dollar	2/18/16	JPMorgan Chase Bank	EUR	30,110,000	32,154,168	(476,322)
Pound Sterling vs. U.S. Dollar	2/18/16	JPMorgan Chase Bank	GBP	30,011,000	45,663,837	2,900,394
Net unrealized appreciation (depreciation) on foreign currency forward contracts						$1,901,314

As of January 31, 2016, the Fund held the following futures contracts1:

Type	Number of Contracts (Short)	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)[2]
2-Year United States Treasury Note	(1,514)	March 2016	$(330,998,250)	$(981,983)
Euro-Bund	(373)	March 2016	(66,005,005)	(1,273,381)
			$(397,003,255)	$(2,255,364)

1. As of January 31, 2016, cash in the amount of $1,582,239 was on deposit with a broker for futures transactions.

2. Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2016.

As of January 31, 2016, the Fund held the following centrally cleared interest rate swap agreements1:

Notional Amount	Currency	Expiration Date	Payments made by Fund	Payments Received by Fund	Upfront Premiums Received/(Paid)	Value	Unrealized Appreciation / (Depreciation)
$250,000,000	USD	3/24/2017	Fixed 0.842%	3-Month USD-LIBOR	$(1,783)	$(391,412)	$(389,629)
$500,000,000	USD	4/7/2017	Fixed 0.790%	3-Month USD-LIBOR	27,874	(442,570)	(470,444)
$350,000,000	USD	4/16/2017	Fixed 0.768%	3-Month USD-LIBOR	—	(206,469)	(206,469)
$500,000,000	USD	4/17/2017	Fixed 0.766%	3-Month USD-LIBOR	—	(282,865)	(282,865)
$500,000,000	USD	4/21/2017	Fixed 0.769%	3-Month USD-LIBOR	—	(288,385)	(288,385)
$125,000,000	USD	4/29/2017	Fixed 0.786%	3-Month USD-LIBOR	—	(99,731)	(99,731)
$350,000,000	USD	5/6/2017	Fixed 0.860%	3-Month USD-LIBOR	—	(624,915)	(624,915)
$273,000,000	USD	7/8/2017	Fixed 0.877%	3-Month USD-LIBOR	—	(489,833)	(489,833)
$250,000,000	USD	10/8/2017	Fixed 0.730%	3-Month USD-LIBOR	—	262,358	262,358
$250,000,000	USD	10/16/2017	Fixed 0.695%	3-Month USD-LIBOR	—	425,820	425,820
					$26,091	$(2,138,002)	$(2,164,093)

As of January 31, 2016, the Fund held the following centrally cleared credit default swap contract1:

Reference Entity	Termination Date	Buy/Sell Protection[2]	Notional Amount (000)[3]	(Pay)/Receive Fixed Rate[4]	Upfront Premiums Received/(Paid)	Value	Unrealized Appreciation/ (Depreciation)[5]

Markit iTraxx Europe Crossover Series 24	12/20/2020	Buy	€19,000	(5.00)%	$(1,158,129)	$(1,164,674)	$(6,545)

As of January 31, 2016, the Fund held the following OTC credit default swap contract:

Reference Entity	Counterparty	Termination Date	Buy/Sell Protection[2]	Notional Amount (000)[3]	(Pay)/Receive Fixed Rate[4]	Upfront Premiums Received/(Paid)	Value	Unrealized Appreciation/ (Depreciation)[5]
Staples, Inc.
2.75%, 1/12/18	Credit Suisse First Boston	6/20/2019	Buy	$7,000	(1.00)%	$(330,503)	$115,523	$(214,980)

1  As of January 31, 2016, cash in the amount of $9,600,542 was on deposit with a broker for centrally cleared swap agreements.

2  Buy—Fund pays premium and buys credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either

(i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Sell—Fund receives premium and sells credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

3  The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

4  The annual fixed rate represents the interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) annually on the notional amount of the credit default swap contract.

5 Represents the difference between the value of the credit default swap contracts at the time they were opened and the value at January 31, 2016.

The following abbreviations are used in the preceding pages:

EUR	—Euro
GBP	—British Pound Sterling

The following is a summary of the fair valuations according to the inputs used as of January 31, 2016, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$4,254,853	$—	$4,254,853
Convertible Bonds	—	9,563,250	—	9,563,250
Corporate Bonds	—	1,246,004,208	—	1,246,004,208
Foreign Bonds	—	8,999,745	—	8,999,745
Loan Assignments (b)	—	326,030,614	9,060,153	335,090,767
Mortgage-Backed Securities	—	603,914	—	603,914
U.S. Government	—	72,491	—	72,491
Total Long-Term Bonds	—	1,595,529,075	9,060,153	1,604,589,228
Common Stocks (c)	634,220	—	9,560	643,780
Warrants	245,712	—	—	245,712
Short-Term Investment
Repurchase Agreement	—	96,534,054	—	96,534,054
Total Investments in Securities	879,932	1,692,063,129	9,069,713	1,702,012,774
Other Financial Instruments
Foreign Currency Forward Contracts (d)	—	2,900,394	—	2,900,394
Interest Rate Swap Contracts (d)	—	688,178	—	688,178
Total Other Financial Instruments	—	3,588,572	—	3,588,572
Total Investments in Securities and Other Financial Instruments	$879,932	$1,695,651,701	$9,069,713	$1,705,601,346

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities Sold Short (a)
Long-Term Bonds Sold Short
Corporate Bonds Sold Short	$—	$(32,311,286)	$—	$(32,311,286)
Total Investments in Securities Sold Short	—	(32,311,286)	—	(32,311,286)
Other Financial Instruments
Credit Default Swap Contracts (d)	—	(221,525)	—	(221,525)
Foreign Currency Forward Contracts (d)	—	(999,080)	—	(999,080)
Futures Contracts Short (d)	(2,255,364)	—	—	(2,255,364)
Interest Rate Swap Contracts (d)	—	(2,852,271)	—	(2,852,271)
Total Other Financial Instruments	(2,255,364)	(4,072,876)	—	(6,328,240)
Total Investments in Securities Sold Short and Other Financial Instruments	$(2,255,364)	$(36,384,162)	$—	$(38,639,526)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The level 3 securities valued at $8,050,000, $965,081 and $45,072 are held in Advertising, Health Care - Products and Real Estate, respectively, within the Loan Assignments section of the Portfolio of Investments.

(c)	The Level 3 security valued at $9,560 is held in Media within the Common Stocks section of the Portfolio of Investments.

(d)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

As of January 31, 2016, a security with a market value of $7,954,164 transferred from Level 2 to Level 3. The transfer occurred as a result of utilizing significant unobservable inputs. As of October 31, 2015, the fair value obtained for this Loan Assignment, from an independent pricing service, utilized significant observable inputs.

As of January 31, 2016, securities with a market value of $10,796,161 transferred from Level 3 to Level 2. The transfer occurred as a result of utilizing significant observable inputs. As of October 31, 2015, the fair value obtained for these Loan Assignments, from an independent pricing service, utilized significant unobservable inputs.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2015	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales (a)	Transfers in to Level 3	Transfers out of Level 3	Balance as of January 31, 2016	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2016
Long-Term Bonds
Loan Assignments
Advertising	$-	$2,760	$-	$(437,461)	$530,537	$-	$7,954,164	$-	$8,050,000	$(437,461)
Commercial Services	7,985,661	-	-	-	-	-	-	(7,985,661)	-	-
Health Care - Products	990,000	90	6	(22,515)	-	(2,500)	-	-	965,081	(22,534)
Mining	897,500	184	(155,702)	96,018	-	(838,000)	-	-	-	-
Printing & Publishing	2,810,500	-	-	-	-	-	-	(2,810,500)	-	-
Real Estate	45,416	197	2	(427)	-	(116)	-	-	45,072	(427)
Common Stocks
Media	9,560	-	-	-	-	-	-	-	9,560	-
Total	$12,738,637	$3,231	$(155,694)	$(364,385)	$530,537	$(840,616)	$7,954,164	$(10,796,161)	$9,069,713	$(460,422)

(a) Sales include principal reductions.

As of January 31, 2016, the Fund held the following restricted security:

Security	Date of Acquisition	Shares	Cost	1/31/16 Value	Percent of Net Assets
ION Media Networks, Inc.
Common Stock	3/11/14	22	$34	$9,560	0.0	%‡

‡ Less than one-tenth of a percent.

MainStay Funds

NOTES TO PORTFOLIOS OF INVESTMENTS January 31, 2016 (Unaudited)

SECURITIES VALUATION.

Investments are valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (generally 4:00 p.m. Eastern time) on each day the Funds are open for business ("valuation date").

The Board of Trustees (the "Board") of the MainStay Funds Trust adopted procedures establishing methodologies for the valuation of each Fund’s securities and delegated the responsibility for valuation determinations under those procedures to the Valuation Committee of the Funds (the "Valuation Committee"). The Board authorized the Valuation Committee to appoint a Valuation Sub-Committee (the "Sub-Committee") to deal in the first instance with establishing the prices of securities for which market quotations are not readily available or the prices of which are not otherwise readily determinable under these procedures. The Sub-Committee meets (in person, via electronic mail or via teleconference) on an as-needed basis. Subsequently, the Valuation Committee meets to ensure that actions taken by the Sub-Committee were appropriate. The procedures recognize that, subject to the oversight of the Board and unless otherwise noted, the responsibility for the day-to-day valuation of portfolio assets (including fair value measurements for the Funds' assets and liabilities) rests with New York Life Investment Management LLC ("New York Life Investments" or the "Manager"), aided to whatever extent necessary by the Subadvisor(s) to each Fund.

To assess the appropriateness of security valuations, the Manager, Subadvisor(s) or the Funds' third party service provider, who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and the sale prices to the prior and current day prices and challenges prices with changes exceeding certain tolerance levels with third party pricing services or broker sources. For those securities valued through either a standardized fair valuation methodology or a fair valuation measurement, the Sub-Committee deals in the first instance with such valuation and the Valuation Committee reviews and affirms the reasonableness of the valuation based on such methodologies and measurements on a regular basis after considering all relevant information that is reasonably available. Any action taken by the Sub-Committee with respect to the valuation of a portfolio security is submitted by the Valuation Committee to the Board for its review and ratification, if appropriate, at its next regularly scheduled meeting.

"Fair value" is defined as the price that a Fund would receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that has established a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each Fund. Unobservable inputs reflect each Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for an identical asset or liability
•	Level 2 – other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds' own assumptions about the assumptions that market participants would use in measuring the fair value of an asset or liability)

The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. As of January 31, 2016, the aggregate value by input level of each Fund's assets and liabilities is included at the end of each Fund’s respective Portfolio of Investments.

The Funds may use third party vendor evaluations, whose prices may be derived from one or more of the following standard inputs among others:

• Benchmark yields	• Reported trades
• Broker dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Equity and credit default swap curves	• Monthly payment information

An asset or liability for which market values cannot be measured using the methodologies described above is valued by methods deemed reasonable in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Funds generally use a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of the security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Funds' valuation procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Funds' valuation procedures are designed to value a security at the price a Fund may reasonably expect to receive upon its sale in an orderly transaction, there can be no assurance that any fair value determination there under would, in fact, approximate the amount that a Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the period ended January 31, 2016, there were no material changes to the fair value methodologies.

Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security for which the market price is not readily available from a third party pricing source or, if so provided, does not, in the opinion of the Manager or Subadvisor(s) reflect the security’s market value; (vi) a security subject to trading collars for which no or limited trading takes place; and (vii) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities for which market quotations or observable inputs are not readily available are generally categorized as Level 3 in the hierarchy. As of January 31, 2016, securities that were fair valued in such a manner are shown in the Portfolio of Investments.

Certain securities held by certain Funds may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which the Funds' net asset values ("NAV(s)") are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or Subadvisor(s) conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Sub-Committee may, pursuant to procedures adopted by the Board, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third party vendor in accordance with valuation procedures adopted by the Board and are generally categorized as Level 2 in the hierarchy. As of January 31, 2016, certain foreign equity securities were fair valued in such a manner.

Investments in Underlying Funds are valued at their respective NAVs at the close of business each day. Securities held by the Underlying Funds are valued using policies consistent with those used by the Underlying Funds, as described in the paragraphs below. These securities are generally categorized as Level 1 in the hierarchy.

Equity securities and shares of Exchange-Traded Funds are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. Investments in mutual funds, including money market funds, are valued at their respective NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or brokers selected by the Manager, in consultation with the Subadvisor(s). Those values reflect broker/dealer supplied prices and electronic data processing techniques, if the evaluated bid or mean prices are deemed by the Manager, in consultation with the Subadvisor(s) to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government & federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities, and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.

Securities held by the Money Market Fund are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate per the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued at amortized cost are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.

Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less at the time of purchase (“Short-Term Investments”) are valued using the amortized cost method of valuation, unless the use of each method would be inappropriate. These securities are generally categorized as Level 2 in the hierarchy.

Foreign currency forward contracts are valued at their fair market values measured on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.

Swaps are marked to market daily based upon quotations from pricing agents, brokers, or market makers. These securities are generally categorized as Level 2 in the hierarchy.

Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy. As of January 31, 2016, the High Yield Corporate Bond, Income Builder and Unconstrained Bond Funds held Level 3 securities with values of $27,115,707, $1,950,000, and $9,060,153, respectively, that were valued by utilizing significant unobservable inputs.

The valuation techniques and significant amounts of unobservable inputs used in the fair valuation of each Fund's Level 3 securities are outlined in the table below. A significant increase or decrease in any of those inputs in isolation would result in a significantly higher or lower fair value measurement.

High Yield Corporate Bond*

Asset Class	Fair Value at 12/31/15	Valuation Technique	Unobservable Inputs	Range/ (Weighted Average)
Convertible Bonds (2)	$50,438,564	Market Approach	EBITDA Multiple	5x
			Discount Rate	12%
	3,211,628	Income Approach	Discount Rate	9%
			Liquidity Discount	20%

Corporate Bonds (2)	56,449,352	Income Approach	Estimated Yield	14%
	64,863	Market Approach	Estimated Remaining Claims/Value	$0.001

Common Stocks (4)	2,889,626	Income Approach	Liquidity Discount	20%
			Discount Rate	12%
	12,694,739	Market Approach	EBITDA Multiple	4.5x - 5.5x
			Discount Rate	7%
			Liquidity Discount	20%
	$125,748,772

* The table above does not include certain Level 3 investments that were valued by brokers and pricing services without adjustment. As of January 31, 2016, the value of these investments was $66,809,314. The inputs for these investments were not readily available or cannot be reasonably estimated.

A Fund security or other asset may be determined to be illiquid under procedures approved by the Board. Illiquidity of a security might prevent the sale of such security at a time when the Manager or Subadvisor(s) might wish to sell, and these securities could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring a Fund to rely on judgments that may be somewhat subjective in measuring value, which could vary from the amount that a Fund could realize upon disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a Fund. Under the supervision of the Board, the Manager or Subadvisor(s) measure the liquidity of a Fund's investments; in doing so, the Manager or Subadvisor(s) may consider various factors, including (i) the frequency of trades and quotations, (ii) the number of dealers and prospective purchasers, (iii) dealer undertakings to make a market, and (iv) the nature of the security and the market in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Illiquid securities generally will be valued by methods deemed reasonable in good faith in such a manner as the Board deems appropriate to reflect their fair value. The liquidity of each Fund's investments, as shown in their respective accompanying Portfolio of Investments, was measured as of January 31, 2016 and can change at any time in response to, among other relevant factors, market conditions or events or developments with respect to an individual issuer or instrument. As of January 31, 2016, securities deemed to be illiquid under procedures approved by the Board are shown in the Portfolio of Investments.

Item 2. Controls And Procedures.

(a)	Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MAINSTAY FUNDS

By:	/s/ Stephen P. Fisher Stephen P. Fisher President and Principal Executive Officer

Date:	March 30, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen P. Fisher Stephen P. Fisher President and Principal Executive Officer

Date:	March 30, 2016

By:	/s/ Jack R. Benintende Jack R. Benintende Treasurer and Principal Financial and Accounting Officer

Date:	March 30, 2016